UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/ Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	630,056,862	$630,056,862

Total Short-Term Securities (Cost — $630,056,862*) — 100.9%		630,056,862

Liabilities in Excess of Other Assets — (0.9)%		(5,408,962)

Net Assets — 100.0%		$624,647,900

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	622,257,520	7,799,342	630,056,862	$183,782

(b)	Represents the current yield as of report date.

blackrock funds	April 30, 2014	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

• Total return swaps outstanding as of April 30, 2014 were as follows:[1]
Reference Entity	Counterparty	Expiration Date(s)	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short:	Goldman Sachs & Co.	5/19/2014 – 11/03/2015	$13,568,713	$2,892,328	[2]	$16,839,398
	Goldman Sachs & Co.	8/27/2015 – 11/04/2015	$405,246	6,699	[3]	404,681
	Morgan Stanley & Co., Inc.	2/25/2016	$1,132,155	(641,812)[4]		635,584
	Morgan Stanley & Co., Inc.	10/16/2014 – 5/16/2016	$14,422,989	3,958,449	[5]	15,509,911
	UBS AG	4/24/2020	$10,539,200	6,741,666	[6]	16,983,416
	UBS AG	3/24/2015	$668,777	(269,451)[7]		444,634
Total				$12,687,879		$50,817,624

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark (e.g. LIBOR or Federal Funds), plus or minus a spread. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
[2]	Amount includes $(378,357) of net dividends and financing fees payable.
[3]	Amount includes $7,264 of net dividends and financing fees receivable.
[4]	Amount includes $(145,241) of net dividends and financing fees payable.
[5]	Amount includes $2,871,527 of net dividends and financing fees receivable.
[6]	Amount includes $297,450 of net dividends and financing fees receivable.
[7]	Amount includes $(45,308) of net dividends and financing fees payable.

blackrock funds	April 30, 2014	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2014, expiration dates of 5/19/14 to 11/03/15:
	Shares	Value

Reference Entity – Long

Brazil
AMBEV SA	59,283	$432,775
AMBEV SA, ADR	242,152	1,755,602
Banco do Estado do Rio Grande do Sul, Preference Shares	12,500	70,131
Bradespar SA, Preference Shares	66,000	571,275
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	89,408	4,252,244
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	144,500	6,836,977
Even Construtora e Incorporadora SA	381,000	1,226,855
Itau Unibanco Holding SA, Preference Shares	11,800	194,748
Itau Unibanco Holding SA, Preference Shares - ADR	48,617	795,374
Petroleo Brasileiro SA, Preference Shares	79,700	592,277
Randon Participacoes SA, Preference Shares	45,375	146,519
Vale SA, Preference Shares - ADR	48,173	571,814
Vale SA, Preference A Shares	182,900	2,167,157
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	77,200	1,196,215
Via Varejo SA	13,700	147,460

		20,957,423

Cayman Islands
Chlitina Holding, Ltd.	62,000	525,901

China
Agricultural Bank of China Ltd., Class H	285,000	119,922
Anta Sports Products Ltd.	255,000	373,792
Bank of China Ltd., Class H	995,000	438,395
Bank of Communications Co., Ltd., Class H	26,000	16,195
BBMG Corp., Class H	808,000	568,768
China Cinda Asset Management Co., Ltd.	3,436,000	1,732,837
China Citic Bank Corp. Ltd., Class H	109,000	65,112
China Communications Construction Corp. Ltd., Class H	6,105,000	4,005,334
China Construction Bank Corp., Class H	203,000	140,552
	Shares	Value

Reference Entity – Long

China (continued)
China Life Insurance Co. Ltd., Class H	477,000	$1,240,941
China Merchants Bank Co., Ltd., Class H	13,500	24,189
China Minsheng Banking Corp. Ltd., Class H	69,000	69,615
China Oilfield Services Ltd., Class H	1,004,000	2,407,019
China Petroleum & Chemical Corp. Class H	7,514,000	6,670,600
China Railway Construction Corp., Class H	2,218,000	1,840,600
China Railway Group Ltd., Class H	1,024,000	458,634
China Shenhua Energy Co., Ltd., Class H	412,000	1,118,877
China Telecom Corp. Ltd., Class H	2,338,000	1,196,095
Chongqing Rural Commercial Bank, Class H	32,000	14,073
Coolpad Group, Ltd.	1,668,000	724,087
CSR Corp. Ltd., Class H	1,084,000	793,365
Dongfeng Motor Group Co. Ltd., Class H	2,294,000	3,066,800
Forgame Holdings Ltd.	113,200	457,816
Fosun International, Ltd.	18,876	85
Fu Shou Yuan International Group, Ltd.	97,000	53,248
Goldpac Group, Ltd.	220,000	200,816
Greentown China Holdings Ltd.	565,500	569,537
Guangzhou Pharmaceutical Co., Ltd.	140,000	418,996
Guangzhou R&F Properties Co., Ltd., Class H	1,085,200	1,421,712
Industrial and Commercial Bank of China Ltd., Class H	975,000	582,580
Jiangsu Expressway Co., Ltd., Class H	1,984,000	2,235,187
Lonking Holdings Ltd.	3,249,000	601,779
New China Life Insurance Co. Ltd., Class H	231,000	681,488
PetroChina Co. Ltd., Class H	1,470,000	1,696,049
Ping An Insurance Group Co. of China Ltd., Class H	171,500	1,272,895
Shanghai Electric Group Co. Ltd., Class H	1,278,000	502,907
Shanghai Industrial Holdings Ltd.	255,000	791,382
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,620,000	395,906
Sinopharm Group Co., Class H	28,800	76,051
Tencent Holdings Ltd.	3,000	188,880

blackrock funds	April 30, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

China (concluded)
Tingyi Cayman Islands Holding Corp.	824,000	$2,293,900
Xinjiang Goldwind Science & Technology Co., Ltd.	320,000	348,145
Zhejiang Expressway Co., Ltd., Class H	727,218	629,240
Zhuzhou CSR Times Electric Co. Ltd., Class H	347,000	1,020,414

		43,524,815

Egypt
Global Telecom Holding, -GDR	119,771	446,245

Hong Kong
Belle International Holdings Ltd.	2,080,000	2,162,831
China Overseas Land & Investment Ltd.	60,000	147,701
China Power International Development, Ltd.	1,117,000	402,189
China Resources Cement Holdings Ltd.	1,008,000	701,738
China Resources Power Holdings Co., Ltd.	110,000	276,469
China Singyes Solar Technologies Holdings, Ltd.	168,000	246,567
China Taiping Insurance Holdings Co. Ltd.	121,000	192,603
CIMC Enric Holdings, Ltd.	678,000	983,575
COSCO Pacific Ltd.	266,000	357,027
Geely Automobile Holdings Ltd.	5,040,000	1,752,084
GOME Electrical Appliances Holding Ltd.	14,325,000	2,704,451
Guangdong Investment Ltd.	142,000	154,384
Kingboard Chemical Holdings Ltd.	36,000	68,803
KWG Property Holding Ltd.	801,000	445,431
Shenzhen Investment Ltd.	1,278,000	417,691
Shimao Property Holdings Ltd.	73,000	144,753

		11,158,297

India
Wipro Ltd. - ADR	183,200	2,191,072

Indonesia
Matahari Department Store Tbk PT	43,700	56,781
Matahari Putra Prima Tbk PT	682,200	163,826

		220,607

Malaysia
British American Tobacco Malaysia Bhd	116,400	2,181,497
DiGi.Com Bhd	2,119,200	3,601,070
Lafarge Malayan Cement Bhd	77	214
MISC Bhd	468,800	936,622
	Shares	Value

Reference Entity – Long

Malaysia (concluded)
PPB Group Bhd	122,200	$616,719
Telekom Malaysia Bhd	2,109,800	4,009,201
Tenaga Nasional Bhd	788,700	2,875,016

		14,220,339

Mexico
Banregio Grupo Financiero SAB de C.V.	22,600	130,614
Cemex SAB de CV	160,576	205,342
Cemex SAB de CV - ADR	23,206	293,324
Gruma SAB de CV Class B	132,835	1,173,535
Grupo Aeroportuario del Pacifico SAB de CV, Class B	432,800	2,602,870
Grupo Aeroportuario del Pacifico SAB de CV - ADR	16,172	975,172
Grupo Aeroportuario del Sureste SAB de CV, Class B	74,800	915,250
Grupo Carso SAB de CV, Series A1	65,800	334,463
Grupo Financiero Inbursa SAB de CV, Series O	123,700	316,371
Grupo Lala SAB de CV	123,100	285,103
Industrias Penoles SAB de CV	28,140	655,021
Promotora y Operadora de Infraestructura SAB de CV	53,600	749,177

		8,636,242

Panama
Copa Holdings SA, Class A, Class A	21,688	2,933,953

Peru
Compania de Minas Buenaventura SA - ADR	90,782	1,180,166

Philippines
Manila Electric Co.	29,700	187,124
Philippine Long Distance Telephone Co.	4,745	306,725
Philippine Long Distance Telephone Co. - ADR	19,192	1,237,884
Universal Robina Corp.	160,490	527,011

		2,258,744

Poland
Cyfrowy Polsat SA	93,709	636,044
PGE SA	341,905	2,375,830

		3,011,874

Russia
AK Transneft OAO, Preference Shares	5	11,056
Federal Grid Co. Unified Energy System JSC	3,391,128	5,278

blackrock funds	April 30, 2014	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Russia (concluded)
Federal Hydrogenerating Co. JSC	1,478,279	$23,175
Gazprom OAO	33,360	119,895
Lukoil OAO	1,516	80,117
Magnit OJSC - GDR	732	34,640
MegaFon OAO - GDR	244	6,363
MMC Norilsk Nickel	165	29,741
Mobile Telesystems OJSC - ADR	1,535	25,727
Moscow Exchange MICEX-RTS OAO	14,226	21,098
NovaTek OAO - GDR	1,206	124,689
Rosneft Oil Co.	15,439	97,150
Rostelecom OJSC	2,378	5,121
Sberbank of Russia	153,092	312,455
Severstal OAO	622	4,354
Sistema JSFC - GDR	1,603	38,262
Surgutneftegas OAO	183,342	128,810
Tatneft	18,756	107,608
Uralkali OJSC	17,498	77,456
VTB Bank OJSC	14,577,433	16,043

		1,269,038

South Africa
Bidvest Group Ltd.	224,897	6,175,185
Coronation Fund Managers Ltd.	12,727	122,898
FirstRand Ltd.	808,544	2,974,948
Liberty Holdings Ltd.	76,893	922,339
Life Healthcare Group Holdings Ltd.	188,211	748,430
Mediclinic International, Ltd.	36,480	255,172
Mondi, Ltd.	3,632	60,479
Naspers Ltd., N Shares	4,228	399,543
Reunert Ltd.	55,720	366,166
Sanlam Ltd.	129,174	692,003
Sasol Ltd.	18,329	1,027,236
Sasol, Ltd., ADR	61,583	3,412,314
Sibanye Gold, Ltd.	80,499	207,931
The Spar Group Ltd.	162,888	1,913,823
Vodacom Group Ltd.	663,596	7,919,455
Woolworths Holdings Ltd.	38,996	265,396

		27,463,318

South Korea
Amorepacific Corp.	1,942	2,511,250
Amorepacific Group	3,091	1,599,156
CJ CGV Co., Ltd.	1,830	85,319
Coway Co., Ltd.	2,116	167,252
Daewoo International Corp.	2,120	74,359
Doosan Corp.	3,538	456,039
e-LITECOM Co., Ltd.	3,436	62,496
Eugene Technology Co., Ltd.	17,153	371,132
Green Cross Corp.	3,606	445,670
Halla Climate Control Corp.	4,490	187,873
	Shares	Value

Reference Entity – Long

South Korea (concluded)
Hanjin Kal Corp.	1	$22
Hanmi Pharm Co., Ltd.	2,519	284,330
Hanssem Co., Ltd.	3,807	311,476
Hanwha Corp.	106,372	3,100,637
Hotel Shilla Co., Ltd.	7,692	647,754
Hyosung Corp.	20,278	1,448,724
Hyundai Steel Co.	803	52,616
Interflex Co., Ltd.	10,952	228,511
KCC Corp.	3,923	1,956,304
Korea Aerospace Industries Ltd.	122,510	3,910,158
Korea Petrochemical Ind Co., Ltd.	1,481	89,454
Korea Zinc Co., Ltd.	1,829	602,699
Korean Reinsurance Co.	7	69
KT Corp. - ADR	41,496	660,201
KT Skylife Co., Ltd.	27,850	652,122
KT&G Corp.	2,855	228,776
LG Chem Ltd.	2,224	567,695
LG Display Co., Ltd., ADR	13,619	181,269
LG Fashion Corp.	6,140	159,637
LiHOM-CUCHEN Co., Ltd.	7,523	85,375
Lotte Chemical Corp.	1,920	303,940
Lotte Food Co., Ltd.	253	189,703
Lumens Co., Ltd.	72,258	971,943
Maeil Dairy Industry Co., Ltd.	18,112	685,657
Mirae Asset Securities Co., Ltd.	11,290	463,876
NAVER Corp.	299	215,315
NongShim Co., Ltd.	1,107	329,509
Poongsan Corp.	3,720	91,811
POSCO, -ADR	9,711	714,730
S-1 Corp.	3,871	294,439
S-Oil Corp.	480	28,091
Samick Musical Instruments Co., Ltd.	29,760	82,242
Samsung Electronics Co., Ltd.	1,738	2,266,283
SFA Engineering Corp.	7,854	339,555
SK C&C Co., Ltd.	1,379	189,291
SK Chemicals Co., Ltd.	7,840	457,249
SK Networks Co., Ltd.	103,602	955,172
SK Telecom Co., Ltd., ADR	187,154	4,321,386
STX Pan Ocean Co., Ltd.	59,560	198,703
Sungwoo Hitech Co., Ltd.	4,814	77,760

		34,305,030

Taiwan
AcBel Polytech, Inc.	284,000	373,173
AU Optronics Corp.	1,906,000	724,597
AU Optronics Corp., ADR	64,780	243,573
Casetek Holdings, Ltd.	12,000	62,958
Cheng Uei Precision Industry Co., Ltd.	1,019,000	2,051,081
Chimei Materials Technology Corp.	2,769,862	3,226,009
China Steel Chemical Corp.	69,000	398,118

blackrock funds	April 30, 2014	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Taiwan (concluded)
Compeq Manufacturing Co., Ltd.	5,996,000	$3,931,814
Coretronic Corp.	245,000	292,582
Delta Electronics, Inc.	104,000	638,526
Elan Microelectronics Corp.	169,000	313,003
Elite Advanced Laser Corp.	28,000	105,130
Far Eastern Department Stores Co., Ltd.	1,579,420	1,471,317
Grape King Bio, Ltd.	90,000	403,561
Hon Hai Precision Industry Co., Ltd.	49,000	140,726
Inotera Memories, Inc.	1,696,000	1,742,106
King Slide Works Co., Ltd.	155,000	2,021,326
Largan Precision Co., Ltd.	19,000	1,189,567
Motech Industries, Inc.	661,000	1,120,238
Namchow Chemical Industrial Co., Ltd.	509,000	981,478
Nan Ya Plastics Corp.	564,000	1,236,768
PChome Online, Inc.	57,000	391,881
Pou Chen Corp.	2,903,000	3,696,349
Quanta Computer, Inc.	1,117,000	3,064,801
Realtek Semiconductor Corp.	315,000	899,345
Sercomm Corp.	107,000	215,774
Taiflex Scientific Co., Ltd.	867,000	1,685,324
Taiwan Cement Corp.	2,688,000	4,271,063
Taiwan Semiconductor Manufacturing Co., Ltd.	1,338,000	5,257,477
Teco Electric and Machinery Co., Ltd.	131,000	142,457
Uni-President Enterprises Corp.	1,874,000	3,172,678
Vanguard International Semiconductor Corp.	562,000	770,159
Wistron NeWeb Corp.	835,000	1,951,014
Yulon Nissan Motor Co., Ltd.	5,000	63,676
Yungtay Engineering Co., Ltd.	105,000	309,788

		48,559,437

Thailand
BEC World PCL	1,207,300	2,042,635
Delta Electronics Thailand PCL	332,900	586,381
Jasmine International PCL	1,056,300	270,930
PTT Global Chemical PCL	2,476,000	5,336,867
Siam Cement PCL, Foreign Registered Shares	14,700	198,527

		8,435,340

Turkey
Aselsan Elektronik Sanayi Ve Ticaret	54,544	242,867
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	111,887	146,920
Enka Insaat ve Sanayi AS	1,016,704	3,090,533
	Shares	Value

Reference Entity – Long

Turkey (concluded)
Eregli Demir ve Celik Fabrikalari TAS	1,185,108	$1,649,049
Gubre Fabrikalari TAS	103,861	206,806
Ipek Dogal Enerji Kaynaklari Ve Uretim	139,396	176,882
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	565,079	405,876
Koza Altin Isletmeleri AS	53,846	539,954
Turkiye Is Bankasi (Isabank), C Shares	607,629	1,437,035

		7,895,922

United Kingdom
British American Tobacco PLC	159,205	9,176,719
Old Mutual PLC	88,659	300,279

		9,476,998

Total Reference Entity – Long		248,670,761

Reference Entity – Short

Brazil
Aliansce Shopping Centers SA	(18,000)	(148,537)
Anhanguera Educacional Participacoes SA	(98,900)	(612,096)
BR Properties SA	(115,600)	(923,348)
BRF SA - ADR	(1,971)	(44,545)
Cia Siderurgica Nacional SA	(233,700)	(897,173)
Cia Siderurgica Nacional SA, ADR	(72,684)	(281,287)
EcoRodovias Infraestrutura e Logistica SA	(65,100)	(389,184)
Equatorial Energia SA	(15,000)	(136,966)
Fibria Celulose SA	(23,300)	(231,981)
Fibria Celulose SA - ADR	(8,914)	(88,516)
M Dias Branco SA	(9,600)	(414,956)
Multiplan Empreendimentos Imobiliarios SA	(6,000)	(132,607)
Smiles SA	(16,000)	(303,173)
Tim Participacoes SA, ADR	(16,908)	(454,994)

		(5,059,363)

Chile
Enersis SA, ADR	(5,961)	(95,972)
Latam Airlines Group SA - ADR	(198,914)	(3,049,352)

blackrock funds	April 30, 2014	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Chile (concluded)
Sociedad Quimica y Minera de Chile SA - ADR	(71,982)	$(2,296,226)

		(5,441,550)

China
Beijing Capital International Airport Co., Ltd.	(618,000)	(430,969)
China Coal Energy Co., Ltd.	(1,323,000)	(716,837)
China Communications Services Corp., Ltd.	(248,000)	(125,855)
China Longyuan Power Group Corp., Class H	(1,816,000)	(1,870,476)
China National Building Material Co., Ltd., Class H	(624,000)	(591,946)
China Shipping Development Co., Ltd., Class H	(456,000)	(250,554)
China Southern Airlines Co., Ltd.	(604,000)	(180,367)
Chinasoft International, Ltd.	(560,000)	(161,901)
CITIC Securities Co., Ltd., Class H	(693,500)	(1,393,778)
CNOOC, Ltd. - ADR	(36,937)	(6,101,623)
Country Garden Holdings Co., Ltd.	(1,155,000)	(463,105)
ENN Energy Holdings Ltd.	(516,000)	(3,609,065)
Hengan International Group Co., Ltd.	(161,000)	(1,697,270)
Lenovo Group, Ltd.	(2,316,000)	(2,639,207)
Li Ning Co., Ltd.	(202,500)	(141,105)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(1,456,000)	(1,475,203)
Shui On Land Ltd.	(5,799,000)	(1,536,509)
SOHO China, Ltd.	(1,380,500)	(1,099,967)
Tsingtao Brewery Co., Ltd., Class H	(324,000)	(2,365,776)
Uni-President China Holdings, Ltd.	(2,497,000)	(2,068,277)
Weichai Power Co., Ltd., Class H	(113,000)	(394,797)

		(29,314,587)

Hong Kong
Beijing Enterprises Holdings Ltd.	(688,000)	(5,991,475)
Brilliance China Automotive Holdings Ltd.	(4,850,000)	(7,495,403)
China Agri-Industries Holdings Ltd.	(369,000)	(147,632)
China Everbright International, Ltd.	(2,550,000)	(3,199,131)
China Mobile, Ltd.	(589,000)	(5,606,381)
China Mobile, Ltd., ADR	(55,473)	(2,631,084)
China Resources Enterprise, Ltd.	(1,942,000)	(5,529,889)
China State Construction International Holdings Ltd.	(2,556,000)	(4,275,521)
CSPC Pharmaceutical Group, Ltd.	(2,768,000)	(2,306,249)
Kunlun Energy Co., Ltd.	(1,282,000)	(2,003,168)
Nine Dragons Paper Holdings, Ltd.	(566,000)	(373,159)
Shougang Fushan Resources Group, Ltd.	(626,000)	(188,404)
	Shares	Value

Reference Entity – Short

Hong Kong (concluded)
Sino Biopharmaceutical	(720,000)	$(565,040)
Skyworth Digital Holdings, Ltd.	(1,118,000)	(536,340)

		(40,848,876)

Indonesia
Charoen Pokphand Indonesia Tbk PT	(517,900)	(169,342)
XL Axiata Tbk PT	(787,400)	(353,182)

		(522,524)

Malaysia
Berjaya Sports Toto BHD	(73,879)	(88,020)
Maxis Bhd	(217,700)	(463,595)
MMC Corp. BHD	(90,600)	(77,674)
Petronas Dagangan BHD	(11,400)	(105,936)

		(735,225)

Mexico
Alfa SAB de C.V.	(582,000)	(1,532,545)
Alpek SA de CV	(988,873)	(1,700,685)
America Movil SAB de CV, Series L	(3,513,900)	(3,534,649)
Coca-Cola Femsa SAB de C.V.	(41,900)	(468,041)
Coca-Cola Femsa SAB de C.V., ADR	(35,185)	(3,939,313)
Compartamos SAB de C.V.	(458,700)	(803,608)
Empresas ICA SAB de CV	(87,988)	(158,049)
Genomma Lab Internacional SAB de C.V.	(63,200)	(160,189)
Mexichem SAB de CV	(1,751,854)	(6,519,865)
Minera Frisco SAB de CV, Series A-1	(230,500)	(418,090)

		(19,235,034)

Philippines
Aboitiz Equity Ventures, Inc.	(444,410)	(565,343)

Poland
Jastrzebska Spolka Weglowa SA	(102,710)	(1,414,058)
KGHM Polska Miedz SA	(39,616)	(1,434,413)
Orange Polska SA	(157,651)	(538,408)
Polski Koncern Naftowy Orlen SA	(91,393)	(1,368,509)

		(4,755,388)

South Africa
Anglo American Platinum Ltd.	(7,113)	(338,686)
AVI, Ltd.	(41,994)	(231,710)
Discovery Holdings Ltd.	(385,280)	(3,344,848)
Exxaro Resources Ltd.	(362,218)	(4,943,930)
The Foschini Group Ltd.	(79,802)	(824,753)
Impala Platinum Holdings, Ltd.	(311,832)	(3,515,370)
Imperial Holdings, Ltd.	(191,405)	(3,569,820)
Massmart Holdings Ltd.	(509,967)	(6,759,331)
Nampak Ltd.	(168,277)	(627,784)

blackrock funds	April 30, 2014	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

South Africa (concluded)
Northam Platinum Ltd.	(352,944)	$(1,377,708)
Pick n Pay Stores Ltd.	(601,869)	(3,439,030)
Remgro Ltd.	(895,214)	(18,027,876)
Sappi Ltd.	(514,132)	(1,629,762)
Shoprite Holdings Ltd.	(7,676)	(128,410)
Truworths International, Ltd.	(556,593)	(4,471,827)

		(53,230,845)

South Korea
CJ CheilJedang Corp.	(11,638)	(3,494,215)
CJ Korea Express Co., Ltd.	(6,060)	(640,455)
Daewoo Engineering & Construction Co., Ltd.	(251,089)	(2,082,954)
Doosan Heavy Industries & Construction Co., Ltd.	(1,070)	(36,167)
GS Engineering & Construction Corp.	(2)	(71)
Hyundai Department Store Co., Ltd.	(1,678)	(216,382)
Hyundai Heavy Industries Co., Ltd.	(18,842)	(3,542,562)
Hyundai Mipo Dockyard	(89,091)	(12,163,100)
Interpark Corp.	(16,027)	(179,890)
LG Hausys, Ltd.	(4,764)	(841,040)
Lotte Shopping Co., Ltd.	(5,270)	(1,634,360)
Nexen Tire Corp.	(19,010)	(260,889)
Orion Corp.	(133)	(101,617)
Samsung Electro-Mechanics Co., Ltd.	(4,665)	(299,826)
Samsung Engineering Co., Ltd.	(84,100)	(6,313,100)
Samsung Fine Chemicals Co., Ltd.	(41,591)	(1,661,464)
Samsung Heavy Industries Co., Ltd.	(41,190)	(1,128,295)
Samsung SDI Co., Ltd.	(500)	(73,423)
Samsung Securities Co., Ltd.	(8,130)	(310,688)
Samsung Techwin Co., Ltd.	(13,301)	(746,783)

		(35,727,281)

Spain
Abertis Infraestructuras SA	(22,374)	(503,629)

Taiwan
Cheng Shin Rubber Industry Co., Ltd.	(260,000)	(746,769)
China Airlines Ltd.	(1,875,888)	(627,833)
China Petrochemical Development Corp.	(425)	(168)
	Shares	Value

Reference Entity – Short

Taiwan (concluded)
Chipbond Technology Corp.	(1,221,000)	$(2,091,266)
Compal Electronics, Inc.	(7,000)	(4,994)
Evergreen Marine Corp. Taiwan Ltd.	(5,457,000)	(3,102,456)
Far EasTone Telecommunications Co., Ltd.	(1,903,000)	(4,114,638)
FLEXium Interconnect, Inc.	(191,000)	(519,942)
Formosa Chemicals & Fibre Corp.	(222,000)	(537,589)
Foxconn Technology Co., Ltd.	(569,000)	(1,415,799)
Hotai Motor Co., Ltd.	(447,000)	(5,244,968)
HTC Corp.	(1,137,000)	(5,847,188)
Hua Nan Financial Holdings Co., Ltd.	(181,000)	(101,969)
LCY Chemical Corp.	(107,000)	(110,133)
Lotus Pharmaceutical Co., Ltd.	(46,000)	(178,651)
Phison Electronics Corp.	(54,000)	(367,735)
ScinoPharm Taiwan, Ltd.	(72,000)	(196,004)
Standard Foods Corp.	(371,000)	(1,020,697)
Synnex Technology International Corp.	(138,000)	(214,763)
Taiwan Fertilizer Co., Ltd.	(31,000)	(61,689)
Taiwan Glass Industry Corp.	(69,000)	(63,169)
Taiwan Mobile Co., Ltd.	(665,000)	(2,146,529)
TTY Biopharm Co., Ltd.	(57,000)	(178,430)
U-Ming Marine Transport Corp.	(111,000)	(186,917)
Unimicron Technology Corp.	(3,458,000)	(2,943,346)
United Microelectronics Corp.	(399,000)	(173,970)
United Microelectronics Corp., ADR	(44,961)	(98,015)
Winbond Electronics Corp.	(233,000)	(70,215)
Wintek Corp.	(892,000)	(298,958)

		(32,664,800)

Thailand
CP ALL PCL	(58,500)	(75,927)
Indorama Ventures PCL, Class F	(180,100)	(132,459)

		(208,386)

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(123,533)	(1,481,570)
Ford Otomotiv Sanayi	(24,732)	(279,852)
Turkcell Iletisim Hizmetleri AS - ADR	(7,818)	(113,205)

		(1,874,627)

United States
AES Corp.	(79,163)	(1,143,905)

Total Reference Entity - Short		(231,831,363)
Net Value of Reference Entity – Goldman Sachs & Co.		$16,839,398

blackrock funds	April 30, 2014	8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2014, expiration dates of 8/27/15 to 11/04/15:
	Shares	Value

Reference Entity – Long

Australia
Amcor Ltd.	7,340	$70,442
Orica Ltd.	13,850	282,658
Rio Tinto Ltd.	2,042	117,760

		470,860

Belgium
Anheuser-Busch InBev NV	1,748	190,525

Canada
Centerra Gold, Inc.	568	2,912
Dominion Diamond Corp.	9,500	119,351
Methanex Corp.	10,026	621,017
West Fraser Timber Co. Ltd.	3,493	156,158

		899,438

Denmark
Novo Nordisk A/S, Class B	11,805	535,782
Vestas Wind Systems A/S	12,183	541,060

		1,076,842

France
Cie Generale des Etablissements Michelin	823	100,925
Total SA	1,327	94,939
Valeo SA	2,759	378,891

		574,755

Germany
Deutsche Lufthansa AG, Registered Shares	16,343	410,419
Deutsche Post AG, Registered Shares	2,982	112,520
Deutz AG	3,988	33,347
Duerr AG	8,801	696,386
GEA Group AG	70	3,135
Morphosys AG	2,832	242,912

		1,498,719

Hong Kong
Brightoil Petroleum Holdings, Ltd.	7,000	2,174
Dah Sing Banking Group, Ltd.	1,200	1,800
Dah Sing Financial Holdings, Ltd.	11,200	49,926
Kerry Properties Ltd.	9,500	31,284
Orient Overseas International Ltd.	28,500	136,335
SJM Holdings Ltd.	203,000	564,732
Truly International Holdings	42,000	28,390
	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
Xinyi Glass Holdings Ltd.	4,000	$3,161

		817,802

Ireland
Kentz Corp. Ltd.	9,650	117,636

Israel
Mellanox Technologies, Ltd.	455	15,911

Italy
Recordati SpA	1,112	19,466

Japan
Calsonic Kansei Corp.	6,000	29,557
Citizen Holdings Co., Ltd.	8,900	65,361
Disco Corp.	100	6,077
Enplas Corp.	6,300	361,985
Fujitsu General Ltd.	2,000	23,080
Hirose Electric Co., Ltd.	3,000	423,462
Hitachi Kokusai Electric, Inc.	2,000	22,863
Horiba Ltd.	8,400	290,357
Inpex Corp.	1,000	14,583
JGC Corp.	1,000	32,376
Keihin Corp.	5,700	82,721
Mitsubishi Electric Corp.	25,000	284,671
Nikkiso Co. Ltd.	2,100	23,537
Omron Corp.	3,100	109,785
OSG Corp.	12,200	196,644
Sojitz Corp.	1,800	2,838
Sumitomo Electric Industries Ltd.	7,100	98,272
Sumitomo Metal Mining Co., Ltd.	6,000	90,627
Sumitomo Rubber Industries Ltd.	17,200	239,043
Tadano Ltd.	1,000	14,140
Toyo Tire & Rubber Co. Ltd.	73,000	544,350
TS Tech Co. Ltd.	4,200	112,013

		3,068,342

Netherlands
Akzo Nobel NV	198	15,258
Arcadis NV	118	4,188

		19,446

Singapore
Flextronics International Ltd.	10,315	92,732
Golden Agri-Resources Ltd.	80,000	39,027
Hutchison Port Holdings Trust	29,000	19,736
IGG, Inc.	14,000	9,751
Noble Group Ltd.	25,000	25,742

blackrock funds	April 30, 2014	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Singapore (concluded)
Venture Corp. Ltd.	50,000	$306,258

		493,246

Spain
Gamesa Corp. Tecnologica SA	60,444	600,803

Switzerland
Cie Financiere Richemont SA, Registered Shares	230	23,400
EMS-Chemie Holding AG, Registered Shares	85	33,167
Georg Fischer AG, Registered Shares	467	370,473
Glencore Xstrata PLC	36,273	195,720
Logitech International SA	2,059	27,926
Sika AG	13	52,601

		703,287

United Kingdom
CSR PLC	958	9,308
Hikma Pharmaceuticals PLC	10,148	266,302
Pace PLC	13,087	80,642
Rotork PLC	476	20,876

		377,128

United States
Affiliated Managers Group, Inc.	4,281	848,494
Air Lease Corp.	19,293	692,040
Altera Corp.	12,956	421,329
Amkor Technology, Inc.	101,471	806,694
Aspen Technology, Inc.	12,078	519,233
Baker Hughes, Inc.	25,507	1,782,939
Becton Dickinson & Co.	2,171	245,388
Benchmark Electronics, Inc.	19,092	442,553
Brady Corp., Class A	185	4,771
Bruker Corp.	1,424	29,420
Brunswick Corp.	160	6,430
Bunge Ltd.	8,608	685,627
Cameron International Corp.	13,778	895,019
Century Aluminum Co.	242	3,328
Cinemark Holdings, Inc.	11,854	351,115
Cirrus Logic, Inc.	7,805	174,052
Citrix Systems, Inc.	115	6,821
Compuware Corp.	17,500	181,300
CONMED Corp.	870	40,307
Danaher Corp.	472	34,635
Dril-Quip, Inc.	1,510	170,811
Exterran Holdings, Inc.	28,901	1,243,321
FMC Technologies, Inc.	1,929	109,374
General Cable Corp.	28,423	728,197
Graphic Packaging Holding Co.	13,412	137,607
Greatbatch, Inc.	59	2,716
	Shares	Value

Reference Entity – Long

United States (concluded)
Guess?, Inc.	580	$15,608
Halliburton Co.	18,092	1,141,062
ICU Medical, Inc.	3,252	181,397
II-VI, Inc.	2,769	39,874
Ingram Micro, Inc., Class A	19,330	521,137
Interactive Brokers Group, Inc., Class A	2,370	56,643
International Rectifier Corp.	15,663	407,865
ITT Corp.	21,288	918,364
KBR, Inc.	25,380	643,891
Lam Research Corp.	583	33,587
Lattice Semiconductor Corp.	1,950	16,419
Lear Corp.	568	47,178
Manpowergroup, Inc.	360	29,282
Mastercard, Inc., Class A	971	71,417
MICROS Systems, Inc.	14,734	758,801
MicroStrategy, Inc., Class A	76	9,229
Movado Group, Inc.	70	2,750
NCR Corp.	6,838	208,627
NetApp, Inc.	664	23,645
Newfield Exploration Co.	44,318	1,500,164
NewMarket Corp.	105	39,094
Occidental Petroleum Corp.	4,696	449,642
OmniVision Technologies, Inc.	5,895	115,129
Parker Drilling Co.	5,515	36,564
QLogic Corp.	558	6,462
Red Hat, Inc.	3,073	149,501
Rocket Fuel, Inc.	739	23,700
Schlumberger Ltd.	8,666	880,032
Schweitzer-Mauduit International, Inc.	4,407	192,321
Skechers U.S.A., Inc., Class A	1,406	57,632
Skyworks Solutions, Inc.	13,378	549,167
Syntel, Inc.	228	18,313
Universal Display Corp.	193	5,028
The Valspar Corp.	5,147	375,937
Verint Systems, Inc.	666	29,151
VeriSign, Inc.	9,100	429,338
Visteon Corp.	4,049	351,494
WABCO Holdings, Inc.	3,175	339,757
Whirlpool Corp.	3,557	545,573
World Fuel Services Corp.	1,928	87,801
Zebra Technologies Corp., Class A	13,116	910,775

		22,782,872

Total Reference Entity – Long		33,727,078

Reference Entity – Short

Australia
Cochlear, Ltd.	(158)	(8,637)
Mineral Resources Ltd.	(4,127)	(44,810)

blackrock funds	April 30, 2014	10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Australia (concluded)
New Hope Corp., Ltd.	(2,380)	$(6,917)
Seek, Ltd.	(3,834)	(60,047)

		(120,411)

Austria
Andritz AG	(2,855)	(177,350)

Belgium
NV Bekaert SA	(487)	(19,820)

Denmark
Chr Hansen Holding A/S	(1,808)	(81,513)

Finland
Cargotec OYJ	(19,992)	(893,695)
Metso OYJ	(724)	(29,141)
Outokumpu OYJ	(191,029)	(58,448)

		(981,284)

France
Alcatel-Lucent	(1,447)	(5,738)
Carrefour SA	(7,039)	(274,388)
CGG SA	(248)	(4,291)
Edenred	(7,742)	(261,670)
Eramet	(989)	(129,004)
Kering	(136)	(30,079)
Lafarge SA	(293)	(26,809)
LVMH Moet Hennessy Louis Vuitton SA	(2,776)	(546,856)
SEB SA	(235)	(21,677)

		(1,300,512)

Germany
Aixtron SE	(3,531)	(56,220)
ElringKlinger AG	(288)	(11,627)
LANXESS AG	(3,831)	(291,736)
MAN SE	(496)	(63,602)
Puma SE	(421)	(124,373)
SAP AG	(7,344)	(593,594)

		(1,141,152)

Hong Kong
ASM Pacific Technology, Ltd.	(6,000)	(66,710)
Esprit Holdings Ltd.	(13,000)	(21,644)
Jardine Matheson Holdings, Ltd.	(11,600)	(724,227)
Melco International Development, Ltd.	(1,000)	(3,078)

		(815,659)

Italy
Enel Green Power SpA	(6,251)	(17,890)
	Shares	Value

Reference Entity – Short

Italy (concluded)
Saipem SpA	(43,568)	$(1,168,621)

		(1,186,511)

Japan
Advantest Corp.	(16,400)	(180,789)
Anritsu Corp.	(9,900)	(110,866)
Asahi Glass Co., Ltd.	(34,000)	(192,759)
Daihatsu Motor Co. Ltd.	(200)	(3,313)
Ezaki Glico Co., Ltd.	(3,000)	(39,511)
HIS Co. Ltd.	(3,100)	(85,972)
Hitachi Construction Machinery Co., Ltd.	(1,900)	(35,257)
Hitachi High-Technologies Corp.	(1,500)	(34,314)
Kirin Holdings Co., Ltd.	(1,400)	(19,390)
Kuraray Co., Ltd.	(900)	(10,119)
Leopalace21 Corp.	(1,600)	(8,275)
Mitsubishi Gas Chemical Co., Inc.	(16,000)	(92,376)
Mitsui Chemicals, Inc.	(128,000)	(311,907)
Mitsui Engineering & Shipbuilding Co. Ltd.	(25,000)	(48,506)
Nachi-Fujikoshi Corp.	(5,000)	(30,924)
Nippon Electric Glass Co. Ltd.	(1,000)	(4,892)
Nippon Sheet Glass Co., Ltd.	(20,000)	(25,653)
NOK Corp.	(200)	(3,270)
NSK, Ltd.	(3,000)	(31,538)
Pacific Metals Co., Ltd.	(1,000)	(4,651)
Ricoh Co., Ltd.	(700)	(8,066)
Rohto Pharmaceutical Co., Ltd.	(3,600)	(63,510)
Seiko Epson Corp.	(900)	(24,561)
Taikisha, Ltd.	(1,200)	(25,964)
THK Co., Ltd.	(300)	(6,341)
Tokai Rubber Industries, Ltd.	(600)	(6,206)
Tokyo Electron, Ltd.	(10,300)	(585,821)
Toshiba Plant Systems & Services Corp.	(1,400)	(20,598)
Toyobo Co., Ltd.	(7,000)	(11,304)
Toyota Motor Corp.	(1,100)	(59,431)
Ushio, Inc.	(1,500)	(19,592)
Yakult Honsha Co., Ltd.	(400)	(21,597)
Yamato Kogyo Co., Ltd.	(800)	(23,071)
Yokogawa Electric Corp.	(5,800)	(79,296)

		(2,229,640)

Netherlands
Fugro NV	(18,227)	(1,207,806)
Koninklijke Vopak NV	(617)	(30,764)

		(1,238,570)

Norway
REC Silicon ASA	(31,681)	(17,720)

blackrock funds	April 30, 2014	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Portugal
Mota-Engil SGPS SA	(890)	$(6,813)

Spain
Abengoa SA, -B Shares	(5,364)	(12,317)

Sweden
Autoliv, Inc.	(7,106)	(724,670)
Elekta AB, -B Shares	(25,156)	(351,069)
Husqvarna AB, -B Shares	(1,933)	(16,140)

		(1,091,879)

Switzerland
Dufry AG	(180)	(29,789)
Meyer Burger Technology AG	(7,790)	(96,313)
Transocean, Ltd.	(30,006)	(1,281,822)
Transocean, Ltd.	(4,792)	(206,392)

		(1,614,316)

United Kingdom
Tullow Oil PLC	(1,468)	(21,811)
The Weir Group PLC	(5,319)	(241,946)

		(263,757)

United States
American Airlines Group, Inc.	(436)	(15,291)
Apple, Inc.	(519)	(306,257)
Applied Materials, Inc.	(35,505)	(676,725)
Avis Budget Group, Inc.	(7,763)	(408,256)
Balchem Corp.	(375)	(23,231)
BorgWarner, Inc.	(21,971)	(1,365,278)
Caterpillar, Inc.	(5,559)	(585,919)
Coeur Mining, Inc.	(2,005)	(17,363)
Colfax Corp.	(9,682)	(696,910)
Coty, Inc., Class A	(52,912)	(849,238)
Cray, Inc.	(94)	(2,699)
Deere & Co.	(9,380)	(875,529)
Diamond Offshore Drilling, Inc.	(17,518)	(956,658)
Diebold, Inc.	(6,300)	(236,943)
Diodes, Inc.	(95)	(2,505)
DreamWorks Animation SKG, Inc.	(9,691)	(232,875)
Dycom Industries, Inc.	(201)	(6,311)
Fair Isaac Corp.	(4,009)	(229,315)
Finisar Corp.	(7,562)	(197,746)
FleetCor Technologies, Inc.	(302)	(34,467)
Gentherm, Inc.	(1,265)	(45,983)
GT Advanced Technologies, Inc.	(1,680)	(27,905)
	Shares	Value

Reference Entity – Short

United States (concluded)
HeartWare International, Inc.	(456)	$(38,742)
Hecla Mining Co.	(22,590)	(69,351)
Hill-Rom Holdings, Inc.	(10,012)	(374,048)
Hittite Microwave Corp.	(2,359)	(140,030)
Hornbeck Offshore Services, Inc.	(4,321)	(179,019)
InterDigital, Inc.	(292)	(10,138)
International Business Machines Corp.	(3,333)	(654,835)
IPG Photonics Corp.	(501)	(32,380)
John Wiley & Sons, Inc., Class A	(6,852)	(393,716)
Johnson & Johnson	(304)	(30,792)
Joy Global, Inc.	(33,238)	(2,006,910)
Kellogg Co.	(10,638)	(710,938)
LinkedIn Corp.	(1,442)	(221,304)
McDermott International, Inc.	(63,292)	(457,601)
Merck & Co., Inc.	(4,902)	(287,061)
Moody's Corp.	(10,721)	(841,599)
Navistar International Corp.	(6,644)	(252,007)
Nielsen Holdings NV	(841)	(39,485)
Nuance Communications, Inc.	(5,044)	(81,158)
NVIDIA Corp.	(18,008)	(332,608)
Peabody Energy Corp.	(62,150)	(1,181,472)
PerkinElmer, Inc.	(187)	(7,848)
Pitney Bowes, Inc.	(33,388)	(894,798)
Plantronics, Inc.	(3,342)	(145,611)
Plexus Corp.	(1,999)	(83,798)
Rovi Corp.	(270)	(6,018)
Sanmina Corp.	(721)	(14,600)
Shutterstock, Inc.	(718)	(52,062)
Sigma-Aldrich Corp.	(1,679)	(161,537)
SunEdison, Inc.	(18,173)	(349,467)
Tempur Sealy International, Inc.	(16,644)	(835,196)
Texas Instruments, Inc.	(29,823)	(1,355,455)
Tidewater, Inc.	(894)	(45,531)
The Timken Co.	(2,485)	(156,754)
Titan International, Inc.	(2,987)	(52,302)
Trimble Navigation, Ltd.	(2,158)	(82,932)
Veeco Instruments, Inc.	(4,240)	(156,753)
VeriFone Systems, Inc.	(12,942)	(432,781)
Waters Corp.	(258)	(25,423)
Zynga, Inc., Class A	(8,817)	(35,709)

		(21,023,173)

Total Reference Entity – Short		(33,322,397)

Net Value of Reference Entity – Goldman Sachs & Co.		$404,681

blackrock funds	April 30, 2014	12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of April 30, 2014, expiration date of 2/25/16:
	Shares	Value

Reference Entity – Long

Australia
Amcor Ltd.	9,181	$88,110
Orica Ltd.	5,053	103,124

		191,234

Belgium
Anheuser-Busch InBev NV	6,114	666,401

Canada
Capstone Mining Corp.	1,678	4,424
Celestica, Inc.	13,788	152,969
Methanex Corp.	5,168	320,109
Sherritt International Corp.	692	2,930

		480,432

Denmark
ISS A/S	173	6,023
Novo Nordisk A/S, Class B	20,537	932,092
Vestas Wind Systems A/S	3,170	140,783

		1,078,898

France
Technip SA	827	93,086
Total SA	4,766	340,979
Valeo SA	7,099	974,900

		1,408,965

Germany
Deutsche Lufthansa AG, Registered Shares	12,286	308,536
Deutsche Post AG, Registered Shares	1,279	48,261
Deutz AG	5,492	45,924
Duerr AG	8,456	669,087
GEA Group AG	285	12,765
Morphosys AG	1,627	139,554

		1,224,127

Hong Kong
BOC Hong Kong Holdings Ltd.	9,500	27,875
Cathay Pacific Airways Ltd.	8,000	15,119
Dah Sing Financial Holdings, Ltd.	4,400	19,614
Kerry Properties Ltd.	2,000	6,586
Orient Overseas International Ltd.	10,000	47,837
SJM Holdings Ltd.	356,000	990,367
Truly International Holdings	6,000	4,056
	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
Xinyi Glass Holdings Ltd.	40,000	$31,613

		1,143,067

Ireland
Kentz Corp. Ltd.	20,140	245,511

Japan
Calsonic Kansei Corp.	10,000	49,261
Citizen Holdings Co., Ltd.	33,300	244,552
Daikin Industries Ltd.	800	46,275
Disco Corp.	100	6,077
Dowa Holdings Co. Ltd.	6,000	50,303
Ebara Corp.	3,000	17,844
Enplas Corp.	2,200	126,408
Exedy Corp.	400	10,702
Fujitsu General Ltd.	1,000	11,540
Hirose Electric Co., Ltd.	2,700	381,115
Hitachi Capital Corp.	900	22,183
Hitachi Chemical Co. Ltd.	4,500	66,202
Hitachi Kokusai Electric, Inc.	1,000	11,432
Hitachi Metals Ltd.	2,000	27,159
Horiba Ltd.	13,600	470,102
Inpex Corp.	100	1,458
The Japan Steel Works Ltd.	1,000	4,216
Keihin Corp.	5,900	85,623
Lintec Corp.	500	9,297
Nikkiso Co. Ltd.	3,900	43,712
Omron Corp.	3,100	109,785
Pigeon Corp.	2,700	120,882
Rohm Co. Ltd.	800	38,257
Sojitz Corp.	16,200	25,544
Sumitomo Electric Industries Ltd.	3,000	41,524
Sumitomo Metal Mining Co., Ltd.	2,000	30,209
Sumitomo Rubber Industries Ltd.	5,300	73,659
Tokuyama Corp.	4,000	11,601
Toyo Tire & Rubber Co. Ltd.	31,000	231,162
TS Tech Co. Ltd.	4,400	117,347

		2,485,431

Netherlands
Akzo Nobel NV	483	37,221
Arcadis NV	350	12,440
NXP Semiconductor NV	16,963	1,011,334
TNT Express NV	787	7,092

		1,068,087

Norway
DNO International ASA	2,784	9,669

Singapore
Flextronics International Ltd.	9,140	82,168
Golden Agri-Resources Ltd.	308,000	150,253

blackrock funds	April 30, 2014	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Singapore (concluded)
IGG, Inc.	33,000	$22,985
Venture Corp. Ltd.	51,000	312,383

		567,789

Spain
Gamesa Corp. Tecnologica SA	72,030	715,966

Switzerland
Cie Financiere Richemont SA, Registered Shares	4,667	474,821
EMS-Chemie Holding AG, Registered Shares	15	5,853
Georg Fischer AG, Registered Shares	375	297,489
Glencore Xstrata PLC	19,702	106,307
Logitech International SA	7,251	98,343
Sika AG	10	40,462
Weatherford International Ltd.	17,261	362,481

		1,385,756

United Kingdom
CSR PLC	1,091	10,601
Hikma Pharmaceuticals PLC	4,646	121,919
Pace PLC	16,601	102,295

		234,815

United States
Affiliated Managers Group, Inc.	1,911	378,760
AGCO Corp.	12,552	699,146
Air Lease Corp.	22,750	816,043
Altera Corp.	14,458	470,174
Amkor Technology, Inc.	24,100	191,595
Aspen Technology, Inc.	8,211	352,991
Baker Hughes, Inc.	3,532	246,887
BE Aerospace, Inc.	2,231	195,815
Benchmark Electronics, Inc.	24,138	559,519
Brady Corp., Class A	244	6,293
Bruker Corp.	8,446	174,494
Brunswick Corp.	415	16,679
Bunge Ltd.	9,345	744,329
Cameron International Corp.	11,999	779,455
Century Aluminum Co.	778	10,698
Chemtura Corp.	4,656	103,829
Cinemark Holdings, Inc.	2,772	82,107
Cirrus Logic, Inc.	14,887	331,980
Citrix Systems, Inc.	3,149	186,767
Compuware Corp.	11,833	122,590
CONMED Corp.	156	7,227
Danaher Corp.	5,515	404,691
Donaldson Co., Inc.	514	21,634
Dril-Quip, Inc.	2,073	234,498
The Dun & Bradstreet Corp.	1,311	145,206
	Shares	Value

Reference Entity – Long

United States (continued)
Energizer Holdings, Inc.	62	$6,925
Entegris, Inc.	463	5,135
The Estee Lauder Cos., Inc., Class A	1,001	72,643
Exterran Holdings, Inc.	17,439	750,226
Flowserve Corp.	912	66,622
General Cable Corp.	24,890	637,682
The Goldman Sachs Group, Inc.	382	61,051
Graphic Packaging Holding Co.	23,544	241,561
Guess?, Inc.	489	13,159
Halliburton Co.	3,548	223,772
Hewlett-Packard Co.	906	29,952
ICU Medical, Inc.	5,610	312,926
II-VI, Inc.	21,360	307,584
Ingram Micro, Inc., Class A	28,942	780,276
Interactive Brokers Group, Inc., Class A	620	14,818
International Flavors & Fragrances, Inc.	766	75,466
International Rectifier Corp.	2,148	55,934
iRobot Corp.	629	21,072
ITT Corp.	10,765	464,402
KBR, Inc.	21,808	553,269
Knowles Corp.	256	7,150
Lam Research Corp.	45	2,592
Lear Corp.	953	79,156
Littelfuse, Inc.	212	19,197
Manpowergroup, Inc.	24,479	1,991,122
MICROS Systems, Inc.	14,448	744,072
Microsemi Corp.	6,999	164,617
MicroStrategy, Inc., Class A	373	45,293
Monolithic Power Systems, Inc.	149	5,528
NCR Corp.	12,318	375,822
NewMarket Corp.	13	4,840
NIKE, Inc., Class B	1,291	94,178
Omnicom Group, Inc.	311	21,048
OmniVision Technologies, Inc.	4,147	80,991
Parker Drilling Co.	42,025	278,626
Progress Software Corp.	3,156	67,728
QLogic Corp.	1,702	19,709
Red Hat, Inc.	4,523	220,044
Rocket Fuel, Inc.	4,422	141,814
Schweitzer-Mauduit International, Inc.	10,901	475,720
Skechers U.S.A., Inc., Class A	2,453	100,548
Skyworks Solutions, Inc.	9,818	403,029
Synaptics, Inc.	2,801	174,082
Syntel, Inc.	375	30,120
The Toro Co.	1,924	122,251
Ubiquiti Networks, Inc.	18,121	701,826
Universal Display Corp.	298	7,763
The Valspar Corp.	9,756	712,578

blackrock funds	April 30, 2014	14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (concluded)
Verint Systems, Inc.	1,115	$48,804
VeriSign, Inc.	3,648	172,113
Visteon Corp.	1,236	107,297
WABCO Holdings, Inc.	393	42,055
Whirlpool Corp.	4,227	648,337
World Fuel Services Corp.	6,389	290,955
Zebra Technologies Corp., Class A	7,997	555,312
zulily, Inc., Class A	312	13,266

		20,947,465

Total Reference Entity – Long		33,853,613

Reference Entity – Short

Australia
Mineral Resources Ltd.	(9,341)	(101,421)
Seek, Ltd.	(4,932)	(77,244)

		(178,665)

Canada
Barrick Gold Corp.	(3,062)	(53,443)
New Gold, Inc.	(550)	(2,780)
Teck Resources, Ltd.	(66,274)	(1,510,446)

		(1,566,669)

Denmark
Chr Hansen Holding A/S	(3,455)	(155,768)

France
Alcatel-Lucent	(1,656)	(6,567)
Edenred	(8,735)	(295,233)
LVMH Moet Hennessy Louis Vuitton SA	(2,685)	(528,929)
Remy Cointreau SA	(4,060)	(357,053)
SEB SA	(432)	(39,848)

		(1,227,630)

Germany
ElringKlinger AG	(880)	(35,528)
LANXESS AG	(8,022)	(610,887)
SAP AG	(5,354)	(432,748)

		(1,079,163)

Hong Kong
ASM Pacific Technology, Ltd.	(2,700)	(30,020)
Esprit Holdings Ltd.	(85,600)	(142,517)
First Pacific Co., Ltd.	(4,000)	(4,432)
Hong Kong & China Gas Co., Ltd.	(77,000)	(177,670)
	Shares	Value

Reference Entity – Short

Hong Kong (concluded)
Jardine Matheson Holdings, Ltd.	(400)	$(24,973)

		(379,612)

Ireland
Accenture PLC, Class A Class A	(858)	(68,829)

Italy
Prada SpA	(2,200)	(17,644)

Japan
Advantest Corp.	(94,200)	(1,038,433)
Aisin Seiki Co., Ltd.	(500)	(17,655)
Ajinomoto Co. Inc.	(3,000)	(44,154)
Anritsu Corp.	(6,600)	(73,911)
Asahi Glass Co., Ltd.	(23,000)	(130,396)
Daihatsu Motor Co. Ltd.	(700)	(11,595)
Ezaki Glico Co., Ltd.	(9,000)	(118,533)
HIS Co. Ltd.	(3,600)	(99,839)
Hitachi Construction Machinery Co., Ltd.	(5,300)	(98,350)
Kirin Holdings Co., Ltd.	(5,300)	(73,405)
Leopalace21 Corp.	(1,700)	(8,792)
Mitsubishi Gas Chemical Co., Inc.	(4,000)	(23,094)
Mitsui Chemicals, Inc.	(205,000)	(499,539)
Mitsui Engineering & Shipbuilding Co. Ltd.	(28,000)	(54,326)
Nachi-Fujikoshi Corp.	(8,000)	(49,478)
Nippon Electric Glass Co. Ltd.	(4,000)	(19,568)
Nippon Sheet Glass Co., Ltd.	(7,000)	(8,979)
NSK, Ltd.	(1,000)	(10,513)
Pacific Metals Co., Ltd.	(5,000)	(23,257)
Rohto Pharmaceutical Co., Ltd.	(2,900)	(51,160)
Seiko Epson Corp.	(2,000)	(54,580)
Shin-Etsu Chemical Co., Ltd.	(1,000)	(58,662)
Taikisha, Ltd.	(200)	(4,327)
Taiyo Yuden Co., Ltd.	(6,200)	(76,659)
Tokai Rubber Industries, Ltd.	(1,000)	(10,344)
Tokyo Electron, Ltd.	(12,100)	(688,197)
Toshiba Plant Systems & Services Corp.	(2,300)	(33,839)
Toyobo Co., Ltd.	(17,000)	(27,452)
Toyota Motor Corp.	(2,200)	(118,862)
Ube Industries, Ltd.	(6,000)	(10,153)
Unipres Corp.	(900)	(17,389)
Ushio, Inc.	(1,200)	(15,674)
Yamato Kogyo Co., Ltd.	(1,200)	(34,606)
Yokogawa Electric Corp.	(7,300)	(99,804)

		(3,705,525)

Netherlands
Core Laboratories NV	(63)	(11,824)

blackrock funds	April 30, 2014	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Netherlands (concluded)
Koninklijke Vopak NV	(862)	$(42,980)

		(54,804)

Sweden
Autoliv, Inc.	(267)	(27,229)

Switzerland
Sulzer AG	(57)	(8,795)
Transocean, Ltd.	(7,482)	(319,623)

		(328,418)

United Kingdom
Croda International PLC	(355)	(15,461)
Tullow Oil PLC	(6,071)	(90,308)
The Weir Group PLC	(2,679)	(121,860)

		(227,629)

United States
Avis Budget Group, Inc.	(11,559)	(607,888)
Barnes Group, Inc.	(188)	(7,242)
BorgWarner, Inc.	(9,113)	(566,282)
Caterpillar, Inc.	(10,476)	(1,104,170)
Coeur Mining, Inc.	(5,891)	(51,016)
Colfax Corp.	(14,747)	(1,061,489)
Corning, Inc.	(24,931)	(521,307)
Coty, Inc., Class A	(22,194)	(356,214)
Cray, Inc.	(297)	(8,527)
Crown Holdings, Inc.	(80)	(3,774)
Deere & Co.	(3,744)	(349,465)
Diebold, Inc.	(40,470)	(1,522,077)
Diodes, Inc.	(95)	(2,505)
DreamWorks Animation SKG, Inc.	(5,795)	(139,254)
Dresser-Rand Group, Inc.	(17,642)	(1,066,282)
Dycom Industries, Inc.	(1,156)	(36,298)
Fair Isaac Corp.	(7,687)	(439,696)
Ferro Corp.	(582)	(7,554)
Finisar Corp.	(20,706)	(541,462)
FleetCor Technologies, Inc.	(1,402)	(160,010)
Genesee & Wyoming, Inc., Class A	(12,860)	(1,273,269)
Gentherm, Inc.	(456)	(16,576)
GT Advanced Technologies, Inc.	(1,748)	(29,034)
HeartWare International, Inc.	(280)	(23,789)
	Shares	Value

Reference Entity – Short

United States (concluded)
Hecla Mining Co.	(72,085)	$(221,301)
Henry Schein, Inc.	(3,153)	(360,167)
Hill-Rom Holdings, Inc.	(13,904)	(519,453)
Hittite Microwave Corp.	(418)	(24,813)
Hornbeck Offshore Services, Inc.	(2,231)	(92,430)
International Business Machines Corp.	(7,087)	(1,392,383)
John Wiley & Sons, Inc., Class A	(20,461)	(1,175,689)
Johnson & Johnson	(2,824)	(286,043)
Kellogg Co.	(9,804)	(655,201)
Manitowoc Co., Inc.	(19,039)	(605,059)
Marketo, Inc.	(362)	(9,825)
McDermott International, Inc.	(60,820)	(439,729)
McGraw Hill Financial, Inc.	(2,877)	(212,697)
MGM Resorts International	(6,742)	(170,101)
Moody's Corp.	(1,097)	(86,115)
Nielsen Holdings NV	(84)	(3,944)
Peabody Energy Corp.	(33,351)	(634,003)
Pitney Bowes, Inc.	(6,992)	(187,386)
Plantronics, Inc.	(393)	(17,123)
Plexus Corp.	(2,199)	(92,182)
Rockwell Automation, Inc.	(1,129)	(134,554)
Sanmina Corp.	(417)	(8,444)
Shutterstock, Inc.	(840)	(60,908)
Sigma-Aldrich Corp.	(12,111)	(1,165,199)
SunEdison, Inc.	(33,552)	(645,205)
Tempur Sealy International, Inc.	(10,196)	(511,635)
Teradata Corp.	(17,531)	(796,959)
Teradyne, Inc.	(18,963)	(335,076)
Texas Instruments, Inc.	(13,707)	(622,983)
Tidewater, Inc.	(128)	(6,519)
The Timken Co.	(15,657)	(987,644)
Titan International, Inc.	(1,823)	(31,921)
Trimble Navigation, Ltd.	(35,570)	(1,366,955)
Veeco Instruments, Inc.	(2,086)	(77,119)
VeriFone Systems, Inc.	(9,632)	(322,094)
Zynga, Inc., Class A	(11,458)	(46,405)

		(24,200,444)

Total Reference Entity – Short		(33,218,029)

Net Value of Reference Entity – Morgan Stanley & Co., Inc.		$635,584

blackrock funds	April 30, 2014	16

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of April 30, 2014, expiration dates of 10/16/14 to 5/16/16:
	Shares	Value

Reference Entity – Long

Brazil
AMBEV SA	261,465	$1,908,744
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	8,029	381,859
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	22,800	1,078,775
Even Construtora e Incorporadora SA	47,000	151,344
Itausa - Investimentos Itau SA, Preference Shares	86,800	381,496
Klabin SA	7,851	352
Klabin SA, Preference Shares	1,295,000	1,335,800
Randon Participacoes SA, Preference Shares	95,375	307,972
Telefonica Brasil SA - ADR	5,495	116,494

		5,662,836

China
Anhui Conch Cement Co., Ltd., Class H	471,500	1,760,463
Anta Sports Products Ltd.	1,776,000	2,603,350
Anton Oilfield Services Group	132,000	87,660
Bank of China Ltd., Class H	2,000	881
BBMG Corp., Class H	270,000	190,059
Byd Co. Ltd., Class H	211,500	1,144,469
China Construction Bank Corp., Class H	1,000	692
China Oilfield Services Ltd., Class H	1,376,000	3,298,862
China Railway Construction Corp. Ltd., Class H	1,378,500	1,143,944
China Railway Group Ltd., Class H	2,013,000	901,593
Coolpad Group, Ltd.	200,000	86,821
Dongfang Electric Corp., Ltd.	218,000	340,952
Goldpac Group, Ltd.	114,000	104,059
Greentown China Holdings Ltd.	612,000	616,368
Guangzhou Automobile Group Co. Ltd., Class H	118,000	119,277
Guangzhou R&F Properties Co. Ltd., Class H	1,992,000	2,609,704
Huaneng Renewables Corp. Ltd.	1,862,000	578,834
Industrial & Commercial Bank of China Ltd., Class H	2,000	1,195
Jiangsu Expressway Co. Ltd., Class H	444,000	500,213
Lonking Holdings Ltd.	792,000	146,694
	Shares	Value

Reference Entity – Long

China (concluded)
New China Life Insurance Co. Ltd., Class H	155,700	$459,341
Shanghai Industrial Holdings, Ltd.	12,000	37,242
Sinopec Shanghai Petrochemical Co. Ltd., Class H	658,000	160,806
Tingyi Cayman Islands Holding Corp.	216,000	601,314
Zhejiang Expressway Co. Ltd., Class H	768,000	664,527
Zhuzhou CSR Times Electric Co. Ltd., Class H	55,500	163,207

		18,322,527

Hong Kong
China Gas Holdings Ltd.	174,000	283,237
China Overseas Land & Investment Ltd.	112,000	275,708
China Resources Cement Holdings Ltd.	730,000	508,203
China Resources Power Holdings Co., Ltd.	240,000	603,206
China Taiping Insurance Holdings Co. Ltd.	60,800	96,779
COSCO Pacific Ltd.	560,000	751,636
Guangdong Investment Ltd.	152,000	165,255
Kingboard Chemical Holdings Ltd.	8,000	15,289
KWG Property Holding Ltd.	531,000	295,286
Shenzhen Investment Ltd.	2,540,000	830,154

		3,824,753

India
Wipro Ltd. - ADR	2,990	35,760

Indonesia
Matahari Putra Prima Tbk PT	2,218,700	532,808
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,126,700	451,883

		984,691

Malaysia
British American Tobacco Malaysia Bhd	14,200	266,128
Lafarge Malayan Cement Bhd	45,700	127,213
MISC Bhd	126,100	251,937
Telekom Malaysia Bhd	404,500	768,661

		1,413,939

Mexico
Bolsa Mexicana de Valores SAB de C.V.	47,200	96,833

blackrock funds	April 30, 2014	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Mexico (concluded)
Cemex SAB de CV - ADR	41,836	$528,807
Gruma SAB de CV	101,146	893,578
Grupo Aeroportuario del Pacifico SAB de CV	2,621	158,046
Grupo Aeroportuario del Pacifico SAB de CV, Class B	164,400	988,706
Grupo Aeroportuario del Sureste SAB de CV, Class B	134,500	1,645,737
Promotora y Operadora de Infraestructura SAB de CV	37,648	526,213

		4,837,920

Panama
Copa Holdings SA, Class A	3,183	430,596

Philippines
Manila Electric Co.	31,390	197,771
Philippine Long Distance Telephone Co.	17,655	1,141,251
Philippine Long Distance Telephone Co. - ADR	54,595	3,521,378
Universal Robina Corp.	213,240	700,229

		5,560,629

Poland
PGE SA	283,968	1,973,237
Tauron Polska Energia SA	269,042	476,615

		2,449,852

Russia
Magnit OJSC - GDR	10	473
Surgutneftegas OAO	400	281
Uralkali OJSC	8	36

		790

South Africa
Bidvest Group Ltd.	82,262	2,258,736
Clicks Group, Ltd.	18,910	115,306
FirstRand Ltd.	517,419	1,903,786
Liberty Holdings Ltd.	11,438	137,200
MMI Holdings Ltd.	163,409	410,838
Mondi, Ltd.	35,885	597,543
Naspers Ltd., Class N	1,005	94,972
Reunert Ltd.	40,920	268,907
Sanlam Ltd.	126,731	678,916
Sasol Ltd.	7,680	430,420
Sasol, Ltd., ADR	36,173	2,004,346
Sibanye Gold, Ltd.	150,278	388,173
The Spar Group Ltd.	10,766	126,493
	Shares	Value

Reference Entity – Long

South Africa (concluded)
Vodacom Group Ltd.	97,954	$1,168,998

		10,584,634

South Korea
Amorepacific Group	2,157	1,115,943
Daesang Corp.	21,250	840,603
e-LITECOM Co., Ltd.	11,610	211,169
Hana Financial Group, Inc.	2	71
Hanjin Kal Corp.	9	193
Hanmi Pharm Co., Ltd.	7,568	854,231
Hanwha Corp.	4,200	122,426
Hyundai Steel Co.	8,545	559,905
i-SENS, Inc.	2,764	138,991
Kangwon Land, Inc.	3,020	87,353
KCC Corp.	924	460,776
Kia Motors Corp.	4,610	255,773
Korea Petrochemical Ind Co., Ltd.	8,023	484,599
KT Corp. - ADR	43,861	697,828
KT Skylife Co., Ltd.	67,340	1,576,801
LG Display Co., Ltd., ADR	4,253	56,607
LiHOM-CUCHEN Co., Ltd.	22,027	249,973
Lotte Chemical Corp.	6,159	974,984
LOTTE Himart Co., Ltd.	1,565	110,029
LS Corp.	1,251	98,125
Lumens Co., Ltd.	14,327	192,713
Maeil Dairy Industry Co., Ltd.	7,585	287,142
Mirae Asset Securities Co., Ltd.	7,070	290,487
NongShim Co., Ltd.	1,431	425,951
POSCO, -ADR	1,654	121,734
S-1 Corp.	8,942	680,154
Samsung Electronics Co. Ltd.	2,558	3,335,530
SEOWONINTECH Co., Ltd.	13,291	200,140
SFA Engineering Corp.	16,002	691,821
SK C&C Co., Ltd.	12,318	1,690,856
SK Chemicals Co., Ltd.	5,612	327,306
SK Networks Co., Ltd.	172,230	1,587,897
SK Telecom Co., Ltd., ADR	48,648	1,123,282
SundayToz Corp.	13,800	198,326

		20,049,719

Spain
Cemex Latam Holdings SA	22,821	210,702

Taiwan
AU Optronics Corp.	2,694,000	1,024,168
Cathay Financial Holding Co., Ltd.	1,613,000	2,280,758
Chimei Materials Technology Corp.	392,000	456,556
Compeq Manufacturing Co., Ltd.	648,000	424,919
Coretronic Corp.	287,000	342,739
Delta Electronics, Inc.	770,000	4,727,549
E-Lead Electronic Co., Ltd.	11,000	26,331
Elan Microelectronics Corp.	51,000	94,456

blackrock funds	April 30, 2014	18

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Taiwan (concluded)
Far Eastern Department Stores Ltd.	1,072,600	$999,186
King Slide Works Co., Ltd.	102,000	1,330,163
Largan Precision Co., Ltd.	63,000	3,944,355
Motech Industries, Inc.	626,000	1,060,922
Namchow Chemical Industrial Co., Ltd.	419,000	807,936
Nan Ya Plastics Corp.	702,000	1,539,381
Pegatron Corp.	43,000	65,253
Quanta Computer, Inc.	217,000	595,400
Realtek Semiconductor Corp.	635,150	1,813,393
Taiflex Scientific Co., Ltd.	79,000	153,565
Taiwan Semiconductor Manufacturing Co., Ltd.	52,000	204,326
Teco Electric and Machinery Co., Ltd.	150,000	163,119
Uni-President Enterprises Corp.	247,000	418,170
Yungtay Engineering Co., Ltd.	293,000	864,456

		23,337,101

Thailand
BEC World PCL, Foreign Registered Shares	993,900	1,681,583
Delta Electronics Thailand PCL	218,000	383,993
Sino-Thai Engineering & Construction PCL	215,300	123,751

		2,189,327

Turkey
Aselsan Elektronik Sanayi Ve Ticaret	49,016	218,252
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	665,654	874,080
Enka Insaat ve Sanayi AS	764,532	2,323,991
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,461,063	1,049,429
TAV Havalimanlari Holding AS	30,275	243,083
Turkiye Sise ve Cam Fabrikalari A/S	134,046	168,262

		4,877,097

United Kingdom
Old Mutual PLC	587,115	1,988,496

Total Reference Entity – Long		106,761,369

Referency Entity – Short

Brazil
Aliansce Shopping Centers SA	(109,600)	(904,424)
Anhanguera Educacional Participacoes SA	(1,521,337)	(9,415,607)
	Shares	Value

Reference Entity – Short

Brazil (concluded)
BR Malls Participacoes SA	(19,000)	$(163,521)
BRF SA	(120,900)	(2,738,177)
BRF SA - ADR	(357,177)	(8,072,200)
Duratex SA	(18,480)	(79,979)
EcoRodovias Infraestrutura e Logistica SA	(345,800)	(2,067,278)
Embraer SA - ADR	(3,372)	(115,997)
Equatorial Energia SA	(166,252)	(1,518,058)
Mills Estruturas e Servicos de Engenharia SA	(27,400)	(345,549)
Tim Participacoes SA	(166,300)	(902,446)
Tim Participacoes SA, ADR	(19,333)	(520,251)
Tractebel Energia SA	(13,900)	(206,716)

		(27,050,203)

Chile
Empresa Nacional de Electricidad SA - ADR	(14,148)	(623,502)
Enersis SA, ADR	(11,035)	(177,664)

		(801,166)

China
Biostime International Holdings, Ltd.	(10,000)	(66,585)
China COSCO Holdings Co., Ltd., Class H	(503,500)	(199,696)
China Longyuan Power Group Corp., Class H	(1,543,000)	(1,589,287)
China Medical System Holdings, Ltd.	(71,000)	(84,129)
China Shipping Development Co., Ltd., Class H	(1,826,000)	(1,003,314)
Country Garden Holdings Co., Ltd.	(1,077,000)	(431,831)
ENN Energy Holdings Ltd.	(4,000)	(27,977)
Hengan International Group Co., Ltd.	(45,500)	(479,663)
Lenovo Group, Ltd.	(86,000)	(98,002)
Semiconductor Manufacturing International Corp.	(10,425,000)	(856,930)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(32,000)	(32,422)
Shenzhou International Group Holdings, Ltd.	(43,000)	(148,356)
Shui On Land Ltd.	(298,500)	(79,091)
SOHO China, Ltd.	(344,500)	(274,494)
Tsingtao Brewery Co., Ltd., Class H	(4,000)	(29,207)
Weichai Power Co., Ltd., Class H	(52,000)	(181,677)

		(5,582,661)

Czech Republic
CEZ	(218,643)	(6,579,988)

blackrock funds	April 30, 2014	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Hong Kong
Beijing Enterprises Holdings Ltd.	(14,500)	$(126,274)
Brilliance China Automotive Holdings Ltd.	(18,000)	(27,818)
China Everbright International, Ltd.	(106,000)	(132,983)
China Mobile, Ltd., ADR	(60,353)	(2,862,543)
China Resources Enterprise, Ltd.	(68,000)	(193,632)
China State Construction International Holdings Ltd.	(34,000)	(56,873)
Kunlun Energy Co., Ltd.	(58,000)	(90,627)

		(3,490,750)

Hungary
Richter Gedeon Nyrt	(257,185)	(4,404,918)

Mexico
Alpek SA de CV	(192,684)	(331,382)
America Movil SAB de CV, Series L	(799,200)	(803,919)
Coca-Cola Femsa SAB de C.V.	(13,400)	(149,684)
Coca-Cola Femsa SAB de C.V., ADR	(9,353)	(1,047,162)
Fomento Economico Mexicano SAB de C.V., ADR	(18,530)	(1,681,968)
Minera Frisco SAB de CV, Series A-1	(198,800)	(360,591)

		(4,374,706)

Poland
Eurocash SA	(13,496)	(178,468)
Orange Polska SA	(20,499)	(70,008)
Polski Koncern Naftowy Orlen SA	(96,424)	(1,443,842)

		(1,692,318)

South Africa
Aspen Pharmacare Holdings, Ltd.	(14,078)	(375,226)
Discovery Holdings Ltd.	(23,248)	(201,830)
The Foschini Group Ltd.	(40,914)	(422,846)
Impala Platinum Holdings, Ltd.	(120,590)	(1,359,445)
Imperial Holdings, Ltd.	(26,987)	(503,324)
Massmart Holdings Ltd.	(67,217)	(890,924)
Nampak Ltd.	(63,770)	(237,904)
Remgro Ltd.	(39,459)	(794,628)
Tiger Brands, Ltd.	(3,425)	(91,626)
Truworths International, Ltd.	(73,864)	(593,444)

		(5,471,197)

South Korea
Daelim Industrial Co., Ltd.	(4,895)	(399,422)
Daewoo Engineering & Construction Co., Ltd.	(110,240)	(914,516)
Daewoo Securities Co., Ltd.	(61,590)	(506,030)
	Shares	Value

Reference Entity – Short

South Korea (concluded)
Doosan Heavy Industries & Construction Co., Ltd.	(3,000)	$(101,404)
E-Mart Co., Ltd.	(362)	(82,777)
GS Engineering & Construction Corp.	(3)	(106)
GS Holdings	(70)	(3,266)
Hyundai Department Store Co., Ltd.	(8,588)	(1,107,444)
Hyundai Heavy Industries Co., Ltd.	(2,158)	(405,734)
Hyundai Mipo Dockyard	(19,761)	(2,697,860)
Interpark Corp.	(4,000)	(44,897)
Lotte Shopping Co., Ltd.	(860)	(266,708)
Neowiz Games Corp.	(4,442)	(70,466)
Samsung Engineering Co., Ltd.	(29,921)	(2,246,067)
Samsung Heavy Industries Co., Ltd.	(60,340)	(1,652,861)
Samsung SDI Co., Ltd.	(21,373)	(3,138,549)
Samsung Securities Co., Ltd.	(40,520)	(1,548,472)

		(15,186,579)

Taiwan
Chang Hwa Commercial Bank	(239,000)	(138,950)
China Steel Corp.	(710,000)	(596,621)
Chunghwa Telecom Co., Ltd.	(520,000)	(1,626,067)
Compal Electronics, Inc.	(1,529,000)	(1,090,837)
Epistar Corp.	(55,000)	(120,359)
Far EasTone Telecommunications Co., Ltd.	(413,000)	(892,982)
Formosa Chemicals & Fibre Corp.	(162,000)	(392,295)
Foxconn Technology Co., Ltd.	(150)	(373)
Hotai Motor Co., Ltd.	(46,000)	(539,751)
Lite-On Technology Corp.	(61,000)	(93,316)
MediaTek, Inc.	(304,102)	(4,765,274)
Powertech Technology, Inc.	(75,000)	(121,382)
Shin Kong Financial Holding Co., Ltd.	(470,000)	(142,357)
Standard Foods Corp.	(41,000)	(112,799)
Taiwan Mobile Co., Ltd.	(115,000)	(371,204)
TTY Biopharm Co., Ltd.	(57,000)	(178,430)
Unimicron Technology Corp.	(30,000)	(25,535)
Wistron Corp.	(287,000)	(239,818)

		(11,448,350)

Thailand
Charoen Pokphand Foods PCL	(278,500)	(232,370)
Siam Commercial Bank PCL	(32,400)	(165,705)

		(398,075)

Turkey
Arcelik AS	(177,403)	(1,096,564)

blackrock funds	April 30, 2014	20

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Turkey (concluded)
Turkcell Iletisim Hizmetleri AS - ADR	(131,574)	$(1,905,192)
Turkiye Garanti Bankasi AS	(379,974)	(1,399,709)

		(4,401,465)

United States
AES Corp.	(25,542)	(369,082)

Total Reference Entity – Short		(91,251,458)

Net Value of Reference Entity – Morgan Stanley & Co., Inc.		15,509,911

blackrock funds	April 30, 2014	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2014, expiration date of 4/24/20:
	Shares	Value

Reference Entity – Long

Brazil
All - America Latina Logistica SA	5,912	$23,412
AMBEV SA	1,115,086	8,143,006
AMBEV SA, ADR	84,956	615,931
Bradespar SA, Preference Shares	164,800	1,426,456
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	105,347	5,010,303
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	34,300	1,622,895
Companhia Hering SA	25,200	266,268
Cyrela Brazil Realty SA	164,000	994,407
Itau Unibanco Holding SA, Preference Shares	22,600	372,993
Itausa - Investimentos Itau SA, Preference Shares	137,000	602,130
Klabin SA	3,780	170
Klabin SA, Preference Shares	623,500	643,144
Lojas Americanas SA, Preference Shares	58,500	443,128
Marfrig Global Foods SA	95,100	177,426
Randon Participacoes SA, Preference Shares	16,500	53,280
Telefonica Brasil SA, Preference Shares	4,100	86,128
Transmissora Alianca de Energia Eletrica SA	31,800	284,521
Vale SA, Preference Shares - ADR	232,127	2,755,348
Vale SA, Preference A Shares	6,300	74,648
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,800	384,276
Via Varejo SA	95,900	1,032,223

		25,012,093

Cayman Islands
Chlitina Holding, Ltd.	8,000	67,858
Green Seal Holding, Ltd.	20,000	138,743

		206,601

Chile
Companhia Cervecerias Unidas SA	30,801	362,878

China
Anhui Conch Cement Co., Ltd., Class H	239,500	894,233
Anta Sports Products Ltd.	262,000	384,053
Bank of Communications Co. Ltd., Class H	90,000	56,060
	Shares	Value

Reference Entity – Long

China (concluded)
BBMG Corp., Class H	1,112,000	$782,760
China Cinda Asset Management Co., Ltd.	1,095,000	552,228
China Conch Venture Holdings, Ltd.	181,000	439,901
China Construction Bank Corp., Class H	751,000	519,972
China Life Insurance Co. Ltd., Class H	23,000	59,836
China Merchants Bank Co. Ltd., Class H	47,500	85,109
China Oilfield Services Ltd., Class H	2,044,000	4,900,345
China Petroleum & Chemical Corp. Class H	1,742,000	1,546,471
China Railway Group Ltd., Class H	3,047,000	1,364,706
China Telecom Corp. Ltd., Class H	414,000	211,798
CNOOC Ltd.	244,000	403,295
Coolpad Group, Ltd.	1,884,000	817,854
CSR Corp. Ltd., Class H	1,808,000	1,323,251
Goldpac Group, Ltd.	93,000	84,890
Greentown China Holdings Ltd.	758,000	763,411
Guangzhou R&F Properties Co. Ltd., Class H	931,600	1,220,482
Huadian Power International Corp., Ltd.	492,000	267,388
PetroChina Co. Ltd., Class H	7,946,000	9,167,893
Shanghai Industrial Holdings, Ltd.	103,000	319,656
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,184,000	533,740
Tencent Holdings Ltd.	10,600	667,375
Xinjiang Goldwind Science & Technology Co., Ltd.	133,600	145,351
Zhaojin Mining Industry Co. Ltd., Class H	1,172,500	705,791
Zhejiang Expressway Co. Ltd., Class H	308,000	266,503
Zhuzhou CSR Times Electric Co. Ltd., Class H	90,500	266,131

		28,750,483

Egypt
Global Telecom Holding, -GDR	6,610	24,628

Hong Kong
Belle International Holdings Ltd.	883,000	918,164
China Gas Holdings Ltd.	504,000	820,410
China Mengniu Dairy Co., Ltd.	19,000	97,777
China Overseas Land & Investment Ltd.	62,000	152,624

blackrock funds	April 30, 2014	22

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
China Resources Cement Holdings Ltd.	394,000	$274,290
China Resources Power Holdings Co., Ltd.	70,000	175,935
China Taiping Insurance Holdings Co. Ltd.	49,000	77,996
COSCO Pacific Ltd.	484,000	649,628
Guangdong Investment Ltd.	170,000	184,825
Kingboard Chemical Holdings Ltd.	81,000	154,807
KWG Property Holding Ltd.	2,019,500	1,123,031
Shenzhen International Holdings, Ltd.	132,500	161,148
Shenzhen Investment Ltd.	3,644,000	1,190,976

		5,981,611

India
Tata Motors Ltd. - ADR	191,690	7,173,040
Wipro Ltd. - ADR	38,936	465,674

		7,638,714

Indonesia
Matahari Putra Prima Tbk PT	3,067,300	736,594
Tambang Batubara Bukit Asam Persero Tbk PT	583,200	499,285

		1,235,879

Malaysia
Dialog Group BHD	249,600	274,861
DiGi.Com Bhd	2,259,300	3,839,136
Lafarge Malayan Cement Bhd	43,700	121,645
MISC Bhd	147,300	294,293
Telekom Malaysia Bhd	1,268,800	2,411,070
Tenaga Nasional Bhd	1,375,800	5,015,147

		11,956,152

Mexico
Cemex SAB de CV - ADR	11,224	141,871
Grupo Aeroportuario del Pacifico SAB de CV	2,289	138,027
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,000	134,595
Grupo Lala SAB de CV	99,200	229,750
Promotora y Operadora de Infraestructura SAB de CV	40,422	564,986

		1,209,229

Panama
Copa Holdings SA, Class A	10,881	1,471,982

	Shares	Value

Reference Entity – Long

Peru
Compania de Minas Buenaventura SA - ADR	64,416	$837,408

Philippines
Manila Electric Co.	58,980	371,601
Philippine Long Distance Telephone Co.	27,740	1,793,163
Philippine Long Distance Telephone Co. - ADR	5,594	360,813
Universal Robina Corp.	368,020	1,208,490

		3,734,067

Poland
Enea SA	32,145	162,753
PGE SA	189,623	1,317,653
Tauron Polska Energia SA	243,716	431,749

		1,912,155

Russia
AK Transneft OAO, Preference Shares	16	35,381
Federal Grid Co. Unified Energy System JSC	940,871	1,464
Gazprom OAO	123,497	443,845
Lukoil OAO	5,247	277,291
Magnit OJSC - GDR	2,704	127,960
MegaFon OAO - GDR	909	23,705
MMC Norilsk Nickel	568	102,382
Mobile Telesystems - ADR	5,306	88,929
Rostelecom OJSC	8,272	17,814
Sberbank of Russia	607	1,239
Severstal OAO	2,162	15,134
VTB Bank OJSC	53,936,084	59,358

		1,194,502

South Africa
Bidvest Group Ltd.	103,180	2,833,099
Clicks Group, Ltd.	32,448	197,856
FirstRand Ltd.	559,098	2,057,139
Liberty Holdings Ltd.	12,553	150,574
Life Healthcare Group Holdings Ltd.	14,048	55,863
MMI Holdings Ltd.	259,013	651,203
Mondi, Ltd.	10,579	176,157
Naspers Ltd., Class N	4	378
Reunert Ltd.	11,049	72,609
Sanlam Ltd.	63,090	337,982
Sasol Ltd.	12,543	702,964
Sasol, Ltd., ADR	1,634	90,540
The Spar Group Ltd.	20,842	244,879
Vodacom Group Ltd.	192,617	2,298,721

blackrock funds	April 30, 2014	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

South Africa (concluded)
Woolworths Holdings Ltd.	55,406	$377,077

		10,247,041

South Korea
Amorepacific Group	2,336	1,208,550
Coway Co., Ltd.	5,436	429,670
Daesang Corp.	12,740	503,966
Doosan Corp.	4,999	644,358
Green Cross Corp.	4,651	574,822
GSretail Co., Ltd.	6,900	192,174
Hanjin Kal Corp.	1	21
Hanmi Pharm Co., Ltd.	3,734	421,472
Hanwha Corp.	36,740	1,070,934
Hyosung Corp.	22,623	1,616,258
Hyundai Engineering & Construction Co., Ltd.	9,437	510,918
Hyundai Mobis	7,864	2,246,615
Hyundai Rotem Co., Ltd.	6,060	164,827
i-SENS, Inc.	2,327	117,016
KCC Corp.	1,973	983,887
KGMobilians Co., Ltd.	52,367	811,628
Korea Electric Power Corp.	50	1,912
Korea Petrochemical Ind Co., Ltd.	5,224	315,536
Korea Zinc Co., Ltd.	8,081	2,662,882
KT Skylife Co., Ltd.	62,840	1,471,431
LG Display Co., Ltd.	40,060	1,066,946
LG Display Co., Ltd., ADR	103,053	1,371,635
Lotte Food Co., Ltd.	330	247,439
Maeil Dairy Industry Co., Ltd.	8,264	312,846
Mirae Asset Securities Co., Ltd.	12,500	513,592
NAVER Corp.	72	51,848
NongShim Co., Ltd.	5,933	1,766,014
OCI Co., Ltd.	221	38,834
Poongsan Corp.	12,150	299,865
POSCO	895	264,408
POSCO, -ADR	3,109	228,822
Posco ICT Co., Ltd.	1	8
S-1 Corp.	9,502	722,749
S-Oil Corp.	137	8,018
Samsung Electronics Co. Ltd.	2,331	3,039,532
SEOWONINTECH Co., Ltd.	31,028	467,229
Silicon Works Co., Ltd.	2,625	58,616
SK C&C Co., Ltd.	1,939	266,161
SK Chemicals Co., Ltd.	9,480	552,898
SK Holdings Co., Ltd.	1,500	266,070
SK Innovation Co., Ltd.	2,241	256,728
SK Telecom Co., Ltd., ADR	50,836	1,173,803
SundayToz Corp.	28,993	416,671
	Shares	Value

Reference Entity – Long

South Korea (concluded)
Sungwoo Hitech Co., Ltd.	34,476	$556,890

		29,896,499

Taiwan
AU Optronics Corp.	286,000	108,728
AU Optronics Corp., ADR	52,828	198,633
Casetek Holdings, Ltd.	109,000	571,873
Cathay Financial Holding Co., Ltd.	230,000	325,217
Chimei Materials Technology Corp.	1,051,000	1,224,081
Compeq Manufacturing Co., Ltd.	9,608,000	6,300,345
Delta Electronics, Inc.	728,000	4,469,683
E-Lead Electronic Co., Ltd.	95,000	227,403
Elan Microelectronics Corp.	564,000	1,044,578
Far Eastern Department Stores Ltd.	640	596
Hon Hai Precision Industry Co., Ltd.	99,000	284,324
Ichia Technologies, Inc.	314,000	385,626
Inventec Co. Ltd.	2,902,000	2,675,893
Largan Precision Co., Ltd.	1,000	62,609
Mega Financial Holding Co., Ltd.	329	252
Motech Industries, Inc.	790,000	1,338,863
Namchow Chemical Industrial Co., Ltd.	235,000	453,138
Nan Ya Plastics Corp.	1,153,000	2,528,357
PChome Online, Inc.	24,000	165,002
Quanta Computer, Inc.	356,000	976,785
Sercomm Corp.	492,000	992,156
Taiwan Union Technology Corp.	162,000	158,316
Yeong Guan Energy Technology Group Co., Ltd.	28,000	123,709

		24,616,167

Thailand
Airports of Thailand PCL	12,700	76,530
BEC World PCL, Foreign Registered Shares	578,600	978,935
Jasmine International PCL	1,436,900	368,550
PTT Global Chemical PCL, Foreign Registered Shares	261,100	562,785

		1,986,800

Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	93,663	122,990
Enka Insaat ve Sanayi AS	1,917,761	5,829,527
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,897,852	2,081,422
Koza Altin Isletmeleri AS	33,962	340,562
TAV Havalimanlari Holding AS	7,850	63,029
Turk Hava Yollari	388,189	1,246,397
Turkiye Is Bankasi, Class C	70,540	166,826

blackrock funds	April 30, 2014	24

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Turkey (concluded)
Turkiye Sise ve Cam Fabrikalari A/S	160,006	$200,848

		10,051,601

United Kingdom
British American Tobacco PLC	88,973	5,128,483
Old Mutual PLC	247,856	839,462

		5,967,945

Total Reference Entity – Long		174,294,435

Reference Entity – Short

Brazil
BR Properties SA	(8,800)	(70,290)
Braskem SA - ADR	(4,403)	(59,881)
BRF SA - ADR	(20,510)	(463,526)
Cia Siderurgica Nacional SA	(29,400)	(112,866)
Cia Siderurgica Nacional SA, ADR	(326,464)	(1,263,416)
Cielo SA	(78,800)	(1,395,941)
Duratex SA	(69,960)	(302,776)
Embraer SA - ADR	(4,591)	(157,930)
Equatorial Energia SA	(16,100)	(147,010)
Fibria Celulose SA - ADR	(6,129)	(60,861)
Hypermarcas SA	(122,800)	(904,857)
Mills Estruturas e Servicos de Engenharia SA	(6,200)	(78,190)
Natura Cosmeticos SA	(12,000)	(205,530)
Usinas Siderurgicas de Minas Gerais SA	(17,900)	(70,002)

		(5,293,076)

Chile
Empresa Nacional de Electricidad SA - ADR	(8,817)	(388,565)
Enersis SA, ADR	(6,055)	(97,485)
Latam Airlines Group SA - ADR	(217,690)	(3,337,188)

		(3,823,238)

China
Beijing Capital International Airport Co., Ltd.	(130,000)	(90,657)
Biostime International Holdings, Ltd.	(125,500)	(835,637)
China COSCO Holdings Co., Ltd., Class H	(8,942,000)	(3,546,541)
China Longyuan Power Group Corp., Class H	(3,657,000)	(3,766,702)
China Medical System Holdings, Ltd.	(536,000)	(635,117)
China National Building Material Co., Ltd., Class H	(492,000)	(466,727)
	Shares	Value

Reference Entity – Short

China (concluded)
China Shipping Development Co., Ltd., Class H	(1,784,000)	$(980,237)
CITIC Securities Co., Ltd.	(27,000)	(54,264)
Country Garden Holdings Co., Ltd.	(1,115,000)	(447,067)
ENN Energy Holdings Ltd.	(92,000)	(643,477)
Hengan International Group Co., Ltd.	(13,500)	(142,318)
Huadian Fuxin Energy Corp., Ltd.	(168,000)	(78,557)
Lenovo Group, Ltd.	(16,000)	(18,233)
Li Ning Co., Ltd.	(4,385,500)	(3,055,878)
Semiconductor Manufacturing International Corp.	(19,576,000)	(1,609,138)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(1,608,000)	(1,629,207)
Shui On Land Ltd.	(19,000)	(5,034)
Sinopec Engineering Group Co., Ltd.	(50,000)	(55,964)
SOHO China, Ltd.	(919,000)	(732,249)
Tsingtao Brewery Co., Ltd., Class H	(584,000)	(4,264,238)
Uni-President China Holdings, Ltd.	(865,000)	(716,483)
Weichai Power Co., Ltd., Class H	(102,800)	(359,161)

		(24,132,886)

Hong Kong
Beijing Enterprises Holdings Ltd.	(183,000)	(1,593,663)
Beijing Enterprises Water Group Ltd.	(1,074,000)	(682,580)
Brilliance China Automotive Holdings Ltd.	(68,000)	(105,090)
China Agri-Industries Holdings Ltd.	(258,000)	(103,222)
China Everbright International, Ltd.	(533,000)	(668,681)
China Everbright, Ltd.	(72,000)	(96,490)
China High Speed Transmission Equipment Group Co., Ltd.	(226,000)	(157,988)
China Resources Enterprise, Ltd.	(336,000)	(956,768)
China State Construction International Holdings Ltd.	(930,000)	(1,555,647)
CSPC Pharmaceutical Group, Ltd.	(436,000)	(363,268)
GCL-Poly Energy Holdings Ltd.	(18,793,000)	(5,644,864)
Kunlun Energy Co., Ltd.	(2,004,000)	(3,131,317)

		(15,059,578)

Hungary
Magyar Telekom Telecommunications PLC	(45,620)	(65,085)
Richter Gedeon Nyrt	(43,845)	(750,952)

		(816,037)

Indonesia
XL Axiata Tbk PT	(11,000)	(4,934)

blackrock funds	April 30, 2014	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Malaysia
AirAsia BHD	(410,300)	$(279,170)
Axiata Group BHD	(51,400)	(106,014)
Gamuda BHD	(64,600)	(91,313)
Maxis Bhd	(5,008,300)	(10,665,242)
Petronas Chemicals Group BHD	(1,051,600)	(2,169,272)
Petronas Dagangan BHD	(42,700)	(396,797)

		(13,707,808)

Mexico
Coca-Cola Femsa SAB de C.V., ADR	(6,905)	(773,084)
Fomento Economico Mexicano SAB de C.V., ADR	(958)	(86,958)
Industrias CH SAB de CV, Series B	(78,300)	(418,350)
Minera Frisco SAB de CV, Series A-1	(597,200)	(1,083,224)

		(2,361,616)

Poland
Polski Koncern Naftowy Orlen SA	(6,193)	(92,733)

South Africa
Anglo American Platinum Ltd.	(11,769)	(560,381)
Assore, Ltd.	(5,015)	(194,107)
The Foschini Group Ltd.	(233,603)	(2,414,285)
Imperial Holdings, Ltd.	(28,328)	(528,334)
Northam Platinum Ltd.	(2,610)	(10,188)

		(3,707,295)

South Korea
CJ CheilJedang Corp.	(1,201)	(360,591)
CJ Korea Express Co., Ltd.	(8,858)	(936,164)
Daelim Industrial Co., Ltd.	(53,113)	(4,333,910)
Daewoo Engineering & Construction Co., Ltd.	(128,580)	(1,066,658)
Daewoo Securities Co., Ltd.	(83,280)	(684,238)
Doosan Heavy Industries & Construction Co., Ltd.	(51,409)	(1,737,686)
GS Holdings	(6,570)	(306,583)
Hite Jinro Co., Ltd.	(16,150)	(391,588)
Hyundai Marine & Fire Insurance Co., Ltd.	(60,890)	(1,786,481)
Hyundai Mipo Dockyard	(1,938)	(264,584)
LG Electronics, Inc.	(1,832)	(122,022)
LG Household & Health Care Ltd.	(1,275)	(583,818)
Lock & Lock Co., Ltd.	(37,380)	(567,466)
Lotte Shopping Co., Ltd.	(24,535)	(7,608,924)
Nexen Tire Corp.	(12,860)	(176,488)
	Shares	Value

Reference Entity – Short

South Korea (concluded)
Orion Corp/Republic of Korea	(899)	$(686,868)
Samsung Electro-Mechanics Co., Ltd.	(19,620)	(1,261,004)
Samsung Engineering Co., Ltd.	(21,927)	(1,645,985)
Samsung Fine Chemicals Co., Ltd.	(4)	(160)
Samsung Heavy Industries Co., Ltd.	(18,420)	(504,569)
Samsung SDI Co., Ltd.	(65,745)	(9,654,419)
Samsung Securities Co., Ltd.	(39,720)	(1,517,900)
Samsung Techwin Co., Ltd.	(9,971)	(559,820)

		(36,757,926)

Taiwan
Acer, Inc.	(3,400,000)	(2,102,548)
China Motor Corp.	(550,000)	(498,174)
China Steel Corp.	(682,000)	(573,092)
Chipbond Technology Corp.	(115,000)	(196,966)
Chunghwa Telecom Co., Ltd.	(1,237,000)	(3,868,162)
Chunghwa Telecom Co., Ltd., ADR	(72,394)	(2,272,448)
Eclat Textile Co., Ltd.	(84,000)	(920,994)
Evergreen Marine Corp. Taiwan Ltd.	(1,213,000)	(689,624)
First Financial Holding Co., Ltd.	(205)	(120)
Formosa Chemicals & Fibre Corp.	(312,000)	(755,531)
Foxconn Technology Co., Ltd.	(700)	(1,742)
G Tech Optoelectronics Corp.	(481,000)	(550,489)
Hotai Motor Co., Ltd.	(269,000)	(3,156,368)
Hua Nan Financial Holdings Co., Ltd.	(9,450)	(5,324)
MediaTek, Inc.	(206,686)	(3,238,766)
Micro-Star International Co., Ltd.	(138,000)	(151,238)
Phison Electronics Corp.	(11,000)	(74,909)
Powertech Technology, Inc.	(415,000)	(671,648)
Standard Foods Corp.	(24,000)	(66,029)
Taiwan Glass Industry Corp.	(235,000)	(215,141)
Taiwan Mobile Co., Ltd.	(1,566,000)	(5,054,833)
TTY Biopharm Co., Ltd.	(37,000)	(115,823)
Win Semiconductors Corp.	(446,000)	(398,734)
Winbond Electronics Corp.	(190,000)	(57,257)
Wintek Corp.	(2,631,000)	(881,793)
Wistron Corp.	(1,435,000)	(1,199,092)
Yang Ming Marine Transport Corp.	(416,000)	(170,375)
Yulon Motor Co., Ltd.	(1,441,000)	(2,242,368)

		(30,129,588)

Thailand
Banpu PCL	(1,894,600)	(1,756,428)
Charoen Pokphand Foods PCL	(387,900)	(323,650)
CP ALL PCL	(7,835,900)	(10,170,204)
Home Product Center PCL	(291,657)	(80,665)
Krung Thai Bank PCL	(138,625)	(77,537)

blackrock funds	April 30, 2014	26

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Thailand (concluded)
Thai Oil PCL	(922,800)	$(1,489,997)

		(13,898,481)

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(4,967)	(59,571)
Turkcell Iletisim Hizmetleri AS	(907,138)	(5,298,114)
Turkcell Iletisim Hizmetleri AS - ADR	(126,257)	(1,828,202)

		(7,185,887)

United States
AES Corp.	(23,525)	(339,936)

Total Reference Entity – Short		(157,311,019)

Net Value of Reference Entity – UBS AG		16,983,416

blackrock funds	April 30, 2014	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2014, expiration date of 3/24/15:
	Shares	Value

Reference Entity – Long

Australia
Amcor Ltd.	9,983	$95,806
Orica Ltd.	3,781	77,165
Ramsay Health Care Ltd.	257	10,739
Rio Tinto Ltd.	16,187	933,491

		1,117,201

Belgium
Anheuser-Busch InBev NV	10,307	1,123,420

Canada
Capstone Mining Corp.	9,089	23,965
Celestica, Inc.	3,126	34,681
Dominion Diamond Corp.	31	390
Methanex Corp.	4,002	247,886
West Fraser Timber Co. Ltd.	3,190	142,612

		449,534

Denmark
Novo Nordisk A/S, Class B	2,747	124,675
Vestas Wind Systems A/S	1,799	79,896

		204,571

France
Cie Generale des Etablissements Michelin	1,152	141,271
Total SA	2,206	157,826
Valeo SA	5,171	710,129

		1,009,226

Germany
Continental AG	951	223,774
Deutsche Lufthansa AG, Registered Shares	51,734	1,299,187
Deutsche Post AG, Registered Shares	898	33,884
Deutz AG	9,912	82,884
Duerr AG	8,111	641,789
GEA Group AG	1,655	74,125
Morphosys AG	1,868	160,226

		2,515,869

Hong Kong
BOC Hong Kong Holdings Ltd.	2,500	7,335
Dah Sing Financial Holdings, Ltd.	7,200	32,096
Kerry Properties Ltd.	3,000	9,879
Orient Overseas International Ltd.	9,500	45,445
SJM Holdings Ltd.	155,000	431,199
	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
Xinyi Glass Holdings Ltd.	78,000	$61,645

		587,599

Ireland
Kentz Corp. Ltd.	48,091	586,241

Italy
Recordati SpA	643	11,256

Japan
Adastria Holdings Co. Ltd.	300	6,529
Calsonic Kansei Corp.	1,000	4,926
Citizen Holdings Co., Ltd.	21,800	160,097
Daicel Corp.	5,000	41,874
Dainippon Screen Manufacturing Co., Ltd.	6,000	26,170
Disco Corp.	400	24,308
Dowa Holdings Co. Ltd.	2,000	16,768
Ebara Corp.	1,000	5,948
Enplas Corp.	2,500	143,645
Fujitsu General Ltd.	8,000	92,319
Hino Motors Ltd.	1,000	13,174
Hirose Electric Co., Ltd.	2,200	310,538
Hitachi Capital Corp.	500	12,324
Hitachi Kokusai Electric, Inc.	1,000	11,405
Horiba Ltd.	8,000	276,531
Inpex Corp.	4,200	61,250
The Japan Steel Works Ltd.	1,000	4,225
JGC Corp.	1,000	32,381
Keihin Corp.	2,800	40,635
Lintec Corp.	500	9,297
NHK Spring Co., Ltd.	900	8,117
Nikkiso Co. Ltd.	1,800	20,175
Nikon Corp.	2,300	36,063
Omron Corp.	2,900	102,702
OSG Corp.	6,000	96,710
Pigeon Corp.	2,200	98,496
Rohm Co. Ltd.	100	4,782
Square Enix Holdings Co., Ltd.	500	8,042
Sumitomo Electric Industries Ltd.	4,300	59,517
Sumitomo Metal Mining Co., Ltd.	1,000	15,105
Sumitomo Rubber Industries Ltd.	5,600	77,828
Toyo Tire & Rubber Co. Ltd.	26,000	193,878
TS Tech Co. Ltd.	4,400	117,347

		2,133,106

Netherlands
Akzo Nobel NV	1,214	93,554

blackrock funds	April 30, 2014	28

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Netherlands (concluded)
Arcadis NV	98	$3,483

		97,037

Norway
DNO International ASA	7,045	24,467

Singapore
Flextronics International Ltd.	2,463	22,143
Golden Agri-Resources Ltd.	25,000	12,196
Hutchison Port Holdings Trust	31,000	21,097
IGG, Inc.	21,000	14,627
Noble Group Ltd.	21,000	21,623
Venture Corp. Ltd.	41,000	251,131

		342,817

Spain
Gamesa Corp. Tecnologica SA	64,332	639,449

Switzerland
Cie Financiere Richemont SA, Registered Shares	1,433	145,793
EMS-Chemie Holding AG, Registered Shares	56	21,851
Georg Fischer AG, Registered Shares	295	234,025
Glencore Xstrata PLC	18,706	100,933
Logitech International SA	3,344	45,354
Sika AG	2	8,092
Temenos Group AG	168	6,024

		562,072

United Kingdom
CSR PLC	867	8,424
Hikma Pharmaceuticals PLC	8,536	224,001
Pace PLC	4,070	25,079
Rotork PLC	298	13,069

		270,573

United States
Affiliated Managers Group, Inc.	4,108	814,206
AGCO Corp.	17,979	1,001,430
Air Lease Corp.	14,620	524,419
Altera Corp.	11,676	379,704
Amkor Technology, Inc.	132,105	1,050,235
Aspen Technology, Inc.	3,617	155,495
Baker Hughes, Inc.	43	3,006
Baxter International, Inc.	1,773	129,057
Benchmark Electronics, Inc.	23,046	534,206
Brady Corp., Class A	113	2,914
Bruker Corp.	929	19,193
Bunge Ltd.	7,229	575,790
Cameron International Corp.	6,535	424,514
	Shares	Value

Reference Entity – Long

United States (continued)
Chemtura Corp.	5,197	$115,893
Cinemark Holdings, Inc.	796	23,578
Cirrus Logic, Inc.	14,633	326,316
Citrix Systems, Inc.	3,925	232,792
Compuware Corp.	12,895	133,592
Crown Castle International Corp.	231	16,801
Danaher Corp.	10,748	788,688
Dril-Quip, Inc.	3,731	422,051
Entegris, Inc.	1,773	19,663
EPAM Systems, Inc.	975	30,352
The Estee Lauder Cos., Inc., Class A	11,426	829,185
FMC Technologies, Inc.	6,144	348,365
Franklin Electric Co., Inc.	2,623	101,431
General Cable Corp.	27,333	700,271
The Goldman Sachs Group, Inc.	744	118,906
Graphic Packaging Holding Co.	31,924	327,540
Guess?, Inc.	685	18,433
Halliburton Co.	10,519	663,433
Hewlett-Packard Co.	4,004	132,372
Huntsman Corp.	18,470	462,674
ICU Medical, Inc.	4,159	231,989
II-VI, Inc.	13,917	200,405
Ingram Micro, Inc., Class A	12,444	335,490
Interactive Brokers Group, Inc., Class A	2,411	57,623
International Flavors & Fragrances, Inc.	2,936	289,255
International Rectifier Corp.	13,654	355,550
iRobot Corp.	398	13,333
ITT Corp.	4,016	173,250
KBR, Inc.	32,737	830,538
Knowles Corp.	16,764	468,219
Lam Research Corp.	1,794	103,352
Lear Corp.	685	56,896
Littelfuse, Inc.	57	5,161
Manpowergroup, Inc.	215	17,488
MICROS Systems, Inc.	10,401	535,652
Microsemi Corp.	10,780	253,546
MicroStrategy, Inc., Class A	371	45,051
Monolithic Power Systems, Inc.	194	7,197
NCR Corp.	1,171	35,727
NetApp, Inc.	1,117	39,776
Newfield Exploration Co.	18,949	641,424
NewMarket Corp.	10	3,723
Omnicom Group, Inc.	1,576	106,664
Parker Drilling Co.	940	6,232
QLogic Corp.	8,952	103,664
Red Hat, Inc.	5,800	282,170
Rocket Fuel, Inc.	2,164	69,399
Ruckus Wireless, Inc.	655	6,845
Schlumberger Ltd.	11,310	1,148,530

blackrock funds	April 30, 2014	29

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (concluded)
Schweitzer-Mauduit International, Inc.	3,130	$136,593
Skechers U.S.A., Inc., Class A	1,742	71,405
Skyworks Solutions, Inc.	8,730	358,367
Synaptics, Inc.	5,232	325,169
Syntel, Inc.	138	11,084
The Toro Co.	6,971	442,937
Universal Display Corp.	189	4,923
The Valspar Corp.	10,736	784,157
Verint Systems, Inc.	828	36,242
Visteon Corp.	1,245	108,078
Whirlpool Corp.	5,469	838,835
World Fuel Services Corp.	10,880	495,475
Zebra Technologies Corp., Class A	5,305	368,379

		21,832,298

Total Reference Entity – Long		33,506,736

Reference Entity – Short

Australia
Paladin Energy Ltd.	(9,017)	(3,667)
Seek, Ltd.	(7,622)	(119,375)

		(123,042)

Canada
New Gold, Inc.	(41,384)	(209,176)
Teck Resources, Ltd.	(25,052)	(570,958)

		(780,134)

Denmark
Chr Hansen Holding A/S	(2,787)	(125,651)
FLSmidth & Co. A/S	(7,182)	(384,507)

		(510,158)

Finland
Outokumpu OYJ	(261,857)	(80,119)

France
Alcatel-Lucent	(34,436)	(136,564)
Carrefour SA	(494)	(19,257)
Edenred	(6,372)	(215,366)
Kering	(44)	(9,731)
LVMH Moet Hennessy Louis Vuitton SA	(1,657)	(326,419)
Peugeot SA	(4,908)	(40,000)
Remy Cointreau SA	(1,499)	(131,828)
SEB SA	(41)	(3,782)
	Shares	Value

Reference Entity – Short

France (concluded)
Vallourec SA	(860)	$(50,822)

		(933,769)

Germany
Aixtron SE	(11,787)	(187,669)
ElringKlinger AG	(383)	(15,463)
LANXESS AG	(15,182)	(1,156,131)
MAN SE	(232)	(29,750)
SAP AG	(1,467)	(118,573)

		(1,507,586)

Hong Kong
ASM Pacific Technology, Ltd.	(3,600)	(40,026)
Hong Kong & China Gas Co., Ltd.	(194,000)	(447,637)
Jardine Matheson Holdings, Ltd.	(20,800)	(1,298,614)

		(1,786,277)

Italy
Prada SpA	(1,900)	(15,238)
Tod's SpA	(540)	(75,672)

		(90,910)

Japan
Advantest Corp.	(3,100)	(34,174)
Anritsu Corp.	(12,800)	(143,342)
Asahi Glass Co., Ltd.	(19,000)	(107,718)
Daihatsu Motor Co. Ltd.	(1,900)	(31,471)
Ezaki Glico Co., Ltd.	(5,000)	(65,852)
HIS Co. Ltd.	(1,800)	(49,919)
Kirin Holdings Co., Ltd.	(3,200)	(44,320)
Leopalace21 Corp.	(500)	(2,586)
Mitsubishi Gas Chemical Co., Inc.	(8,000)	(46,188)
Mitsui Chemicals, Inc.	(394,000)	(960,090)
Mitsui Engineering & Shipbuilding Co. Ltd.	(25,000)	(48,506)
Nachi-Fujikoshi Corp.	(5,000)	(30,924)
Nippon Electric Glass Co. Ltd.	(9,000)	(44,027)
Nippon Sheet Glass Co., Ltd.	(1,000)	(1,283)
NSK, Ltd.	(2,000)	(21,026)
Pacific Metals Co., Ltd.	(3,000)	(13,954)
Renesas Electronics Corp.	(1,000)	(7,302)
Rohto Pharmaceutical Co., Ltd.	(2,100)	(37,047)
Shin-Etsu Chemical Co., Ltd.	(1,500)	(88,003)
Taikisha, Ltd.	(1,800)	(38,946)
Taiyo Yuden Co., Ltd.	(500)	(6,182)
Tokai Rubber Industries, Ltd.	(800)	(8,275)
Tokyo Electron, Ltd.	(10,300)	(585,821)
Toyobo Co., Ltd.	(60,000)	(96,891)
Toyota Motor Corp.	(1,900)	(102,654)
Unipres Corp.	(2,000)	(38,642)
Ushio, Inc.	(900)	(11,755)

blackrock funds	April 30, 2014	30

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Japan (concluded)
Yamato Kogyo Co., Ltd.	(1,200)	$(34,606)
Yokogawa Electric Corp.	(5,900)	(80,663)

		(2,782,167)

Netherlands
Fugro NV	(13,601)	(901,265)
Koninklijke Vopak NV	(368)	(18,349)

		(919,614)

Singapore
Cosco Corp. Singapore, Ltd.	(232,000)	(133,608)
Yanlord Land Group, Ltd.	(5,000)	(4,617)

		(138,225)

Sweden
Husqvarna AB, -B Shares	(2,315)	(19,329)

Switzerland
Garmin, Ltd.	(26,364)	(1,505,385)
Meyer Burger Technology AG	(5,657)	(69,941)
Transocean, Ltd.	(4,462)	(192,178)

		(1,767,504)

United Kingdom
Evraz PLC	(6,276)	(10,236)
Tullow Oil PLC	(1,863)	(27,713)
The Weir Group PLC	(5,557)	(252,771)

		(290,720)

United States
Apple, Inc.	(44)	(25,964)
Applied Materials, Inc.	(23,155)	(441,334)
Avis Budget Group, Inc.	(4,022)	(211,517)
Barnes Group, Inc.	(406)	(15,639)
BorgWarner, Inc.	(1,805)	(112,163)
Caterpillar, Inc.	(3,237)	(341,180)
Coeur Mining, Inc.	(480)	(4,157)
Corning, Inc.	(71,902)	(1,503,471)
Coty, Inc., Class A	(17,395)	(279,190)
Deere & Co.	(9,039)	(843,700)
Diamond Offshore Drilling, Inc.	(21,448)	(1,171,275)
Diebold, Inc.	(6,586)	(247,699)
Dolby Laboratories, Inc., Class A	(47,266)	(1,883,550)
DreamWorks Animation SKG, Inc.	(5,044)	(121,207)
Dresser-Rand Group, Inc.	(16,552)	(1,000,403)
Dycom Industries, Inc.	(854)	(26,816)
Fair Isaac Corp.	(3,414)	(195,281)
	Shares	Value

Reference Entity – Short

United States (concluded)
Ferro Corp.	(1,250)	$(16,225)
Finisar Corp.	(9,272)	(242,463)
FireEye, Inc.	(1,428)	(56,063)
Gentherm, Inc.	(366)	(13,304)
GT Advanced Technologies, Inc.	(12,683)	(210,665)
Hecla Mining Co.	(13,759)	(42,240)
Henry Schein, Inc.	(3,378)	(385,869)
Hill-Rom Holdings, Inc.	(20,425)	(763,078)
Hittite Microwave Corp.	(3,986)	(236,609)
Hornbeck Offshore Services, Inc.	(2,785)	(115,383)
IPG Photonics Corp.	(506)	(32,703)
John Wiley & Sons, Inc., Class A	(8,311)	(477,550)
Johnson & Johnson	(418)	(42,339)
Joy Global, Inc.	(335)	(20,227)
Kellogg Co.	(10,309)	(688,950)
Lindsay Corp.	(60)	(5,288)
Manitowoc Co., Inc.	(19,159)	(608,873)
McDermott International, Inc.	(168,538)	(1,218,530)
Merck & Co., Inc.	(291)	(17,041)
MGM Resorts International	(10,191)	(257,119)
Molycorp, Inc.	(30,076)	(142,861)
Moody's Corp.	(6,369)	(499,967)
Navistar International Corp.	(9,296)	(352,597)
Nielsen Holdings NV	(252)	(11,831)
Peabody Energy Corp.	(16,093)	(305,928)
PerkinElmer, Inc.	(2,121)	(89,018)
Pitney Bowes, Inc.	(40,150)	(1,076,020)
Plantronics, Inc.	(2,126)	(92,630)
Plexus Corp.	(65)	(2,725)
Rockwell Automation, Inc.	(2,751)	(327,864)
Sanmina Corp.	(494)	(10,003)
SunEdison, Inc.	(55,040)	(1,058,419)
SunPower Corp.	(4,971)	(166,131)
Tempur Sealy International, Inc.	(14,487)	(726,958)
Teradata Corp.	(11,119)	(505,470)
Teradyne, Inc.	(19,408)	(342,939)
Texas Instruments, Inc.	(252)	(11,453)
The Timken Co.	(14,184)	(894,727)
Titan International, Inc.	(5,235)	(91,665)
Trimble Navigation, Ltd.	(13,999)	(537,982)
VeriFone Systems, Inc.	(5,261)	(175,928)
Waters Corp.	(265)	(26,113)
Zynga, Inc., Class A	(2,038)	(8,254)

		(21,332,548)

Total Reference Entity – Short		(33,062,102)

Net Value of Reference Entity – UBS AG		$444,634

blackrock funds	April 30, 2014	31

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities	$630,056,862	—	—	$630,056,862

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$12,687,879	—	$12,687,879

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash received as collateral for swaps of $13,576,132 is categorized as Level 2 within the disclosure hierarchy.

blackrock funds	April 30, 2014	32

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Global Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Preferred Stock	Shares	Value

United States
Apigee Corp., Series H	162,335	$472,395

Total Long-Term Investments (Cost — $472,395) — 0.1%		472,395

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	1,218,955,862	1,218,955,862

Total Short-Term Securities (Cost — $1,218,955,862) — 100.0%		1,218,955,862

Total Investments (Cost — $1,219,428,257*) — 100.1%		1,219,428,257
Liabilities in Excess of Other Assets — (0.1)%		(934,438)

Net Assets — 100.0%		$1,218,493,819

Portfolio Abbreviation
LIBOR	London Interbank Offered Rate

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	79,612,430	1,139,343,432	1,218,955,862	$131,836

(b)	Represents the current yield as of report date.

blackrock funds	April 30, 2014	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

• Total return swaps outstanding as of April 30, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Date(s)	Net Notional Amount	Unrealized Appreciation/ (Depreciation)	Net Value of Reference Entity
Equity Securities Long/Short:	Bank of America N.A.	1/21/15	$14,765,464	$2,994,644[2]	$18,494,822
	Deutsche Bank AG	5/14/14 – 1/07/16	$(19,347,559)	(366,489)[3]	(19,365,166)
	Goldman Sachs & Co.	7/03/14 – 11/04/15	$15,943,213	458,769[4]	17,856,437
	UBS AG	3/17/15	$(13,070,332)	(1,753,147)[5]	(13,399,115)
Total				$1,333,777	$3,586,978

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark (e.g. LIBOR or Federal Funds), plus or minus a spread. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

[2]	Amount includes $(734,714) of net dividends and financing fees payable.
[3]	Amount includes $(348,882) of net dividends and financing fees payable.
[4]	Amount includes $(1,454,455) of net dividends and financing fees payable.
[5]	Amount includes $(1,424,364) of net dividends and financing fees payable.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

177	Nikkei 225 Index	Chicago Mercantile	June 2014	$12,370,177	$152,563
288	Euro Stoxx 50 Index	Eurex Mercantile	June 2014	$12,566,055	291,833
110	FTSE 100 Index	Euronext LIFFE	June 2014	$12,526,149	321,406
266	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	$24,976,070	527,568

Total					$1,293,370

blackrock funds	April 30, 2014	2

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2014, expiration date of 1/21/15:
	Shares	Value

Reference Entity – Long

Bermuda
Assured Guaranty Ltd.	2,965	$70,893
Nabors Industries Ltd.	1,659	42,338

		113,231

Canada
Canadian Solar, Inc.	10,170	275,810

Cyprus
Ocean Rig UDW, Inc.	5,427	89,545

Ireland
Endo International PLC	1,024	64,456

Israel
Caesarstone Sdot-Yam Ltd.	4,482	233,871

Monaco
GasLog Ltd.	3,336	89,338

Netherlands
AVG Technologies NV	25,124	470,573
Constellium NV, Class A	49,491	1,510,465
LyondellBasell Industries NV, Class A	43,160	3,992,300
NXP Semiconductor NV	7,575	451,621

		6,424,959

Panama
Copa Holdings SA, Class A	7,492	1,013,518

Singapore
Flextronics International Ltd.	169,739	1,525,954

United Kingdom
Willis Group Holdings PLC	30,929	1,267,780

United States
Aaron's, Inc.	1,789	52,722
AbbVie, Inc.	128,992	6,717,903
Affiliated Managers Group, Inc.	11,531	2,285,444
AGCO Corp.	72,895	4,060,251
Air Lease Corp.	156,767	5,623,232
Allison Transmission Holdings, Inc.	9,503	283,570
Alon USA Energy, Inc.	1,890	30,788
Altera Corp.	39,413	1,281,711
AMC Entertainment Holdings, Inc., Class A	10,156	235,010
Amdocs Ltd.	5,479	254,938
American Financial Group, Inc.	1,942	113,471
AmerisourceBergen Corp.	2,127	138,638
Amkor Technology, Inc.	91,999	731,392
ANSYS, Inc.	406	30,982
	Shares	Value

Reference Entity – Long

United States (continued)
AOL, Inc.	6,192	$265,080
ARAMARK Holdings Corp.	11,793	332,445
ARRIS Group, Inc.	11,516	300,452
Ascena Retail Group, Inc.	2,570	44,204
Ashland, Inc.	410	39,606
Aspen Technology, Inc.	13,491	579,978
Athlon Energy, Inc.	13,936	563,154
The Babcock & Wilcox Co.	16,264	565,825
Baker Hughes, Inc.	72,299	5,053,700
Basic Energy Services, Inc.	10,259	271,043
Baxter International, Inc.	143,207	10,424,038
BE Aerospace, Inc.	15,866	1,392,559
Benchmark Electronics, Inc.	27,666	641,298
Berry Plastics Group, Inc.	71,396	1,605,696
Blackstone Mortgage Trust, Inc., Class A	10,309	293,085
Blucora, Inc.	141,806	2,729,765
Bob Evans Farms, Inc.	1,228	57,556
Bonanza Creek Energy, Inc.	1,857	90,287
Booz Allen Hamilton Holding Corp.	97,814	2,273,197
Broadridge Financial Solutions, Inc.	38,461	1,474,595
Brocade Communications Systems, Inc.	4,283	39,875
Brown & Brown, Inc.	10,460	311,499
Bruker Corp.	12,002	247,961
Brunswick Corp.	2,315	93,040
Bunge Ltd.	42,128	3,355,495
Burlington Stores, Inc.	4,704	122,257
Calpine Corp.	17,025	390,383
Cardinal Health, Inc.	15,085	1,048,558
CBS Corp., Class B	1,449	83,694
CBS Outdoor Americas, Inc.	4,792	140,406
Celanese Corp., Series A	23,724	1,457,365
CenterPoint Energy, Inc.	56,452	1,397,752
Chemtura Corp.	1,589	35,435
Cimarex Energy Co.	13,876	1,652,909
Cinemark Holdings, Inc.	58,638	1,736,858
CIT Group, Inc.	143,685	6,185,639
Clayton Williams Energy, Inc.	4,704	679,634
CMS Energy Corp.	18,940	574,071
Coca-Cola Enterprises, Inc.	42,128	1,914,296
Comcast Corp., Special Class A	2,747	140,179
Community Health Systems, Inc.	8,650	327,748
Compuware Corp.	31,530	326,651
CONMED Corp.	859	39,797
Corrections Corp. of America	7,099	232,847
Crane Co.	909	66,112
Devon Energy Corp.	98,229	6,876,030
Dick's Sporting Goods, Inc.	21,159	1,114,233
DIRECTV	85,231	6,613,926
Discovery Communications, Inc.	47,214	3,311,118

blackrock funds	April 30, 2014	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (continued)
Dollar General Corp.	160,946	$9,083,792
Dollar Tree, Inc.	5,141	267,692
Domino's Pizza, Inc.	12,587	936,221
Dril-Quip, Inc.	2,543	287,664
DSW, Inc., Class A	23,089	770,942
DuPont Fabros Technology, Inc.	60,507	1,466,085
eBay, Inc.	3,930	203,692
EchoStar Corp., Class A	11,859	533,181
Energy XXI Bermuda Ltd.	29,489	705,672
EOG Resources, Inc.	22,636	2,218,328
EQT Corp.	36,654	3,994,919
Equity Lifestyle Properties, Inc.	21,585	903,764
Erie Indemnity Co., Class A	524	37,545
Exelis, Inc.	542	10,049
Extended Stay America, Inc.	40,013	862,280
Exterran Holdings, Inc.	19,623	844,181
Flowers Foods, Inc.	26,752	548,951
FMC Technologies, Inc.	10,975	622,282
The Fresh Market, Inc.	3,036	112,636
General Cable Corp.	55,363	1,418,400
General Motors Co.	7,799	268,910
Globe Specialty Metals, Inc.	3,913	75,834
Gogo, Inc.	202,916	2,743,424
Graham Holdings Co., Class B	64	42,959
Graphic Packaging Holding Co.	6,496	66,649
Green Plains Renewable Energy, Inc.	14,355	429,214
Haemonetics Corp.	13,966	424,008
Hanger, Inc.	898	31,134
The Hanover Insurance Group, Inc.	2,951	172,486
HFF, Inc., Class A	9,896	336,464
The Hillshire Brands Co.	1,730	61,675
Hilton Worldwide Holdings, Inc.	3,594	78,457
HSN, Inc.	12,216	709,017
Hub Group, Inc., Class A	762	34,023
Huntsman Corp.	6,907	173,020
Hyatt Hotels Corp., Class A	1,272	71,588
ICU Medical, Inc.	3,518	196,234
II-VI, Inc.	14,167	204,005
Ingram Micro, Inc., Class A	134,978	3,639,007
International Flavors & Fragrances, Inc.	5,982	589,347
International Game Technology	25,612	321,431
International Rectifier Corp.	24,134	628,449
ITT Corp.	19,880	857,623
j2 Global, Inc.	22,310	1,034,292
KapStone Paper and Packaging Corp.	16,240	428,411
KBR, Inc.	100,865	2,558,945
Knowles Corp.	51,369	1,434,736
The Kroger Co.	2,871	132,181
Lam Research Corp.	1,144	65,906
Lamar Advertising Co., Class A	107,442	5,363,505
	Shares	Value

Reference Entity – Long

United States (continued)
Lear Corp.	3,545	$294,448
Littelfuse, Inc.	1,470	133,108
LogMeIn, Inc.	5,412	245,975
The Madison Square Garden Co., Class A	22,258	1,215,287
Manhattan Associates, Inc.	34,589	1,090,591
Manpowergroup, Inc.	53,640	4,363,078
Matador Resources Co.	2,523	72,461
Matson, Inc.	23,522	557,236
MAXIMUS, Inc.	14,762	628,418
MBIA, Inc.	5,996	72,672
MedAssets, Inc.	4,897	111,799
Mentor Graphics Corp.	34,873	721,871
MICROS Systems, Inc.	45,792	2,358,288
Microsemi Corp.	3,120	73,382
Monolithic Power Systems, Inc.	842	31,238
Monster Beverage Corp.	9,876	661,297
Morningstar, Inc.	4,318	316,639
Movado Group, Inc.	1,616	63,476
MRC Global, Inc.	115,936	3,384,172
National Instruments Corp.	3,295	89,986
Nationstar Mortgage Holdings, Inc.	2,859	93,575
NCR Corp.	63,007	1,922,344
NetApp, Inc.	4,765	169,682
Newfield Exploration Co.	22,338	756,141
Nimble Storage, Inc.	56,335	1,388,658
Norwegian Cruise Line Holdings Ltd.	43,187	1,415,238
Oceaneering International, Inc.	632	46,313
Ocwen Financial Corp.	91,408	3,464,363
OmniVision Technologies, Inc.	48,320	943,690
ON Semiconductor Corp.	20,601	193,855
OSI Systems, Inc.	714	39,848
PAREXEL International Corp.	2,989	135,551
Parker Drilling Co.	8,476	56,196
Pattern Energy Group, Inc.	7,030	188,404
Patterson-UTI Energy, Inc.	2,066	67,207
PBF Energy, Inc.	53,261	1,639,374
Pegasystems, Inc.	4,247	70,373
PHH Corp.	26,286	624,818
Phillips 66	35,900	2,987,598
Pilgrim's Pride Corp.	44,066	963,283
Platform Specialty Products Corp.	159,141	3,109,615
Potlatch Corp.	2,067	79,021
Prestige Brands Holdings, Inc.	38,801	1,300,610
ProAssurance Corp.	2,824	128,266
Protective Life Corp.	11,387	582,445
PTC, Inc.	42,571	1,505,736
QLogic Corp.	13,376	154,894
QUALCOMM, Inc.	37,937	2,986,021
Quanta Services, Inc.	4,066	143,448
Ralph Lauren Corp.	19,827	3,001,213
Raymond James Financial, Inc.	46,897	2,330,781

blackrock funds	April 30, 2014	4

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (continued)
Rayonier, Inc.	63,167	$2,848,832
Realogy Holdings Corp.	13,943	586,303
Regal Entertainment Group, Class A	72,598	1,364,842
Rent-A-Center, Inc.	24,995	730,104
Rice Energy, Inc.	25,796	766,141
Rocket Fuel, Inc.	30,186	968,065
RPC, Inc.	7,285	161,946
RSP Permian, Inc.	53,284	1,510,601
Ruckus Wireless, Inc.	16,317	170,513
Salix Pharmaceuticals Ltd.	1,270	139,700
Sally Beauty Holdings, Inc.	13,524	370,693
Sanderson Farms, Inc.	585	48,128
Schlumberger Ltd.	7,604	772,186
Schweitzer-Mauduit International, Inc.	6,170	269,259
Science Applications International Corp.	7,307	284,973
Scorpio Bulkers, Inc.	51,434	460,334
SeaWorld Entertainment, Inc.	10,106	303,786
SEI Investments Co.	9,273	300,260
Six Flags Entertainment Corp.	235,858	9,467,340
Skechers U.S.A., Inc., Class A	3,510	143,875
Skyworks Solutions, Inc.	72,685	2,983,719
SM Energy Co.	16,505	1,223,516
Snap-on, Inc.	1,573	182,468
St. Jude Medical, Inc.	3,830	243,090
Starbucks Corp.	12,326	870,462
Steelcase, Inc., Class A	25,417	418,872
Swift Transportation Co.	1,360	32,708
Symetra Financial Corp.	1,880	38,841
Synaptics, Inc.	13,840	860,156
Synchronoss Technologies, Inc.	10,865	330,731
Synopsys, Inc.	4,270	160,637
T. Rowe Price Group, Inc.	14,730	1,209,775
Targa Resources Corp.	5,769	622,994
Telephone & Data Systems, Inc.	39,162	1,064,815
Tesoro Corp.	6,300	354,627
Third Point Reinsurance Ltd.	17,074	267,037
TIBCO Software, Inc.	105,118	2,063,466
The Toro Co.	18,524	1,177,015
TransDigm Group, Inc.	6,570	1,168,606
Trinity Industries, Inc.	13,084	982,085
Ubiquiti Networks, Inc.	7,330	283,891
Ulta Salon Cosmetics & Fragrance, Inc.	3,234	283,654
Unit Corp.	71,497	4,715,227
Universal Display Corp.	1,955	50,928
URS Corp.	1,520	71,622
US Silica Holdings, Inc.	1,479	66,806
Valero Energy Corp.	51,847	2,964,093
The Valspar Corp.	11,783	860,630
VCA Antech, Inc.	5,694	174,407
	Shares	Value

Reference Entity – Long

United States (concluded)
Verint Systems, Inc.	666	$29,151
VeriSign, Inc.	15,927	751,436
Verizon Communications, Inc.	94,515	4,416,686
Vince Holding Corp.	5,426	149,269
Visteon Corp.	11,944	1,036,859
WABCO Holdings, Inc.	49,240	5,269,172
Waddell & Reed Financial, Inc., Class A	1,366	92,137
Watsco, Inc.	1,970	202,733
West Pharmaceutical Services, Inc.	1,001	43,423
Whirlpool Corp.	29,304	4,494,648
The WhiteWave Foods Co., Class A	137,018	3,794,028
Whiting Petroleum Corp.	39,479	2,910,392
World Fuel Services Corp.	3,588	163,398
Zebra Technologies Corp., Class A	53,006	3,680,737
Zoetis, Inc.	97,686	2,955,978

		266,713,382

Total Reference Entity – Long		277,811,844

Reference Entity – Short

Bermuda
Golar LNG Ltd.	(39,509)	(1,746,298)
Signet Jewelers Ltd.	(2,346)	(237,696)

		(1,983,994)

Netherlands
Chicago Bridge & Iron Co. NV	(9,038)	(723,673)

Sweden
Autoliv, Inc.	(5,444)	(555,179)

United States
8x8, Inc.	(2,950)	(28,615)
AAR Corp.	(1,200)	(31,080)
Abercrombie & Fitch Co., Class A	(12,292)	(451,854)
ABIOMED, Inc.	(4,572)	(108,311)
Acadia Healthcare Co., Inc.	(52,943)	(2,224,665)
Acadia Realty Trust	(34,692)	(941,194)
Acuity Brands, Inc.	(50,511)	(6,292,155)
Adobe Systems, Inc.	(803)	(49,537)
The Advisory Board Co.	(8,753)	(501,197)
Air Methods Corp.	(17,329)	(964,705)
AK Steel Holding Corp.	(383,725)	(2,686,075)
Alere, Inc.	(7,976)	(266,398)
Alexander & Baldwin, Inc.	(17,966)	(670,311)
Allegheny Technologies, Inc.	(145,570)	(5,997,484)
Allegiant Travel Co.	(1,433)	(168,306)
Alliance Data Systems Corp.	(34,702)	(8,394,414)
Alpha Natural Resources, Inc.	(23,516)	(101,119)
Ambac Financial Group, Inc.	(5,746)	(173,414)
AMC Networks, Inc.	(521)	(34,214)
American Capital Agency Corp.	(133,556)	(3,033,057)

blackrock funds	April 30, 2014	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (continued)
Antero Resources Corp.	(23,974)	$(1,574,373)
Apple, Inc.	(2,433)	(1,435,689)
Applied Materials, Inc.	(60,688)	(1,156,713)
AptarGroup, Inc.	(3,009)	(202,867)
Arch Coal, Inc.	(103,526)	(474,149)
Astoria Financial Corp.	(44,923)	(595,679)
athenahealth, Inc.	(5,522)	(682,740)
Avis Budget Group, Inc.	(19,270)	(1,013,409)
Axiall Corp.	(968)	(45,109)
AZZ, Inc.	(10,183)	(442,146)
BancorpSouth, Inc.	(19,905)	(464,981)
Bankrate, Inc.	(1,759)	(30,818)
Bottomline Technologies de, Inc.	(43,636)	(1,380,643)
Boyd Gaming Corp.	(17,820)	(210,632)
Cabela's, Inc.	(15,482)	(1,015,774)
Caesars Entertainment Corp.	(102,653)	(1,896,001)
Campbell Soup Co.	(250,421)	(11,391,651)
CarMax, Inc.	(122,622)	(5,368,391)
The Charles Schwab Corp.	(20,748)	(550,859)
Chesapeake Energy Corp.	(40,867)	(1,174,926)
Church & Dwight Co., Inc.	(48,351)	(3,336,703)
Clean Harbors, Inc.	(2,507)	(150,420)
The Clorox Co.	(4,447)	(403,343)
Cloud Peak Energy, Inc.	(7,624)	(150,117)
Cobalt International Energy, Inc.	(10,812)	(194,616)
Cogent Communications Group, Inc.	(41,773)	(1,439,915)
Colfax Corp.	(6,383)	(459,448)
Columbia Property Trust, Inc.	(2,734)	(77,482)
Concur Technologies, Inc.	(8,852)	(712,320)
CONSOL Energy, Inc.	(1,901)	(84,614)
Coty, Inc., Class A	(10,820)	(173,661)
Covance, Inc.	(185)	(16,332)
Cray, Inc.	(4,808)	(138,038)
Crocs, Inc.	(81,164)	(1,228,011)
Cubic Corp.	(1,485)	(70,434)
Cypress Semiconductor Corp.	(8,820)	(83,525)
Deere & Co.	(2,683)	(250,431)
Denbury Resources, Inc.	(2,288)	(38,484)
DeVry, Inc.	(89,319)	(4,022,035)
Diebold, Inc.	(118,670)	(4,463,179)
DISH Network Corp.	(24,894)	(1,415,473)
Dolby Laboratories, Inc., Class A	(84,005)	(3,347,599)
Dominion Resources, Inc.	(60,867)	(4,415,292)
Douglas Emmett, Inc.	(16,810)	(463,956)
DreamWorks Animation SKG, Inc.	(77,745)	(1,868,212)
Dresser-Rand Group, Inc.	(60,535)	(3,658,735)
Dycom Industries, Inc.	(1,872)	(58,781)
Eagle Materials, Inc.	(3)	(250)
Eaton Vance Corp.	(61,099)	(2,203,841)
eHealth, Inc.	(7,445)	(311,871)
Electronic Arts, Inc.	(34,294)	(970,520)
Electronics For Imaging, Inc.	(8)	(302)
	Shares	Value

Reference Entity – Short

United States (continued)
EMCOR Group, Inc.	(8)	$(368)
Enbridge Energy Management LLC	(4,352)	(127,862)
Envestnet, Inc.	(13)	(479)
Envision Healthcare Holdings, Inc.	(16)	(541)
Equifax, Inc.	(22,897)	(1,621,337)
Exelon Corp.	(8,610)	(301,608)
Fair Isaac Corp.	(14,492)	(828,942)
Fairchild Semiconductor International, Inc.	(11,279)	(143,582)
Fastenal Co.	(19,976)	(1,000,398)
Finisar Corp.	(11,842)	(309,668)
FireEye, Inc.	(38,397)	(1,507,466)
First American Financial Corp.	(12,047)	(320,450)
First Solar, Inc.	(11,103)	(749,341)
Flotek Industries, Inc.	(7,238)	(202,736)
Forest City Enterprises, Inc., Class A	(28,059)	(530,596)
G-III Apparel Group Ltd.	(3)	(215)
Genesee & Wyoming, Inc., Class A	(5,880)	(582,179)
Geospace Technologies Corp.	(8,735)	(507,766)
GrafTech International Ltd.	(6,340)	(71,071)
Granite Construction, Inc.	(71,171)	(2,660,372)
Greenhill & Co., Inc.	(25,712)	(1,289,457)
Groupon, Inc.	(335,522)	(2,345,299)
Guidewire Software, Inc.	(17,716)	(668,956)
Hancock Holding Co.	(5,035)	(169,831)
HB Fuller Co.	(6)	(278)
HD Supply Holdings, Inc.	(5,110)	(131,736)
Healthcare Realty Trust, Inc.	(2,028)	(51,004)
Healthcare Services Group, Inc.	(3,202)	(93,178)
Healthcare Trust of America, Inc., Class A Class A	(7,794)	(91,112)
Hecla Mining Co.	(71,613)	(219,852)
Henry Schein, Inc.	(4,139)	(472,798)
Hill-Rom Holdings, Inc.	(108,145)	(4,040,297)
Hittite Microwave Corp.	(604)	(35,853)
HNI Corp.	(1,933)	(68,100)
Hornbeck Offshore Services, Inc.	(15,827)	(655,713)
Hospira, Inc.	(19,763)	(905,145)
Hudson City Bancorp, Inc.	(206,558)	(2,057,318)
Iberiabank Corp.	(1,416)	(89,066)
Integra LifeSciences Holdings Corp.	(60,142)	(2,741,272)
International Business Machines Corp.	(9,596)	(1,885,326)
Intrepid Potash, Inc.	(96,236)	(1,568,647)
Investors Bancorp, Inc.	(1,052)	(28,120)
Janus Capital Group, Inc.	(25,815)	(313,136)
John Wiley & Sons, Inc., Class A	(689)	(39,590)
Joy Global, Inc.	(41,615)	(2,512,714)
Kate Spade & Co.	(195,520)	(6,798,230)
KB Home	(16)	(264)
Key Energy Services, Inc.	(22,660)	(227,506)

blackrock funds	April 30, 2014	6

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (continued)
Knight Transportation, Inc.	(1,566)	$(37,161)
Laboratory Corp. of America Holdings	(27,870)	(2,750,769)
Lennar Corp.	(5,333)	(205,800)
Life Time Fitness, Inc.	(22,405)	(1,075,440)
LifePoint Hospitals, Inc.	(11,814)	(660,639)
LinkedIn Corp.	(709)	(108,810)
Louisiana-Pacific Corp.	(100,378)	(1,645,195)
Magnum Hunter Resources Corp.,	(60)	—
Manitowoc Co., Inc.	(3,517)	(111,770)
Marsh & McLennan Cos., Inc.	(10,609)	(523,130)
Martin Marietta Materials, Inc.	(317)	(39,413)
Masimo Corp.	(1,234)	(33,022)
Mattress Firm Holding Corp.	(12,686)	(573,280)
McDermott International, Inc.	(509,549)	(3,684,039)
The Men's Wearhouse, Inc.	(36,026)	(1,706,912)
Meredith Corp.	(6,983)	(307,741)
MGIC Investment Corp.	(66,858)	(574,979)
MGM Resorts International	(10,189)	(257,068)
Mobile Mini, Inc.	(17,142)	(757,334)
Monro Muffler Brake, Inc.	(7,941)	(447,872)
National Fuel Gas Co.	(842)	(62,005)
National Health Investors, Inc.	(5,459)	(336,766)
Navistar International Corp.	(71,785)	(2,722,805)
Nektar Therapeutics	(10,181)	(119,830)
NETGEAR, Inc.	(6,254)	(202,004)
NetSuite, Inc.	(2,195)	(169,695)
The New York Times Co.	(1,073)	(17,254)
Nexstar Broadcasting Group, Inc.	(54,285)	(2,163,257)
NRG Yield, Inc., Class A	(933)	(39,970)
Nuance Communications, Inc.	(341,678)	(5,497,599)
NVIDIA Corp.	(12,735)	(235,215)
Olin Corp.	(2,592)	(72,835)
ONEOK, Inc.	(6)	(379)
Oracle Corp.	(9,433)	(385,621)
Palo Alto Networks, Inc.	(1,550)	(98,549)
Pandora Media, Inc.	(33,487)	(784,266)
Parkway Properties, Inc.	(21,422)	(404,019)
Peabody Energy Corp.	(148,770)	(2,828,118)
Pepco Holdings, Inc.	(5,175)	(138,483)
PG&E Corp.	(31,528)	(1,437,046)
Pinnacle Entertainment, Inc.	(12,998)	(302,463)
Pitney Bowes, Inc.	(15,072)	(403,930)
Plantronics, Inc.	(1,771)	(77,162)
Plexus Corp.	(806)	(33,788)
Proofpoint, Inc.	(1,834)	(46,657)
Public Storage	(14,938)	(2,621,768)
QEP Resources, Inc.	(13,150)	(403,574)
RetailMeNot, Inc.	(15,208)	(453,351)
Rockwell Collins, Inc.	(89,286)	(6,933,058)
Rovi Corp.	(33,130)	(738,468)
	Shares	Value

Reference Entity – Short

United States (continued)
Royal Gold, Inc.	(2,908)	$(192,510)
Select Comfort Corp.	(13,174)	(242,402)
Senior Housing Properties Trust	(3,290)	(77,216)
ServiceNow, Inc.	(18,675)	(928,521)
Sigma-Aldrich Corp.	(18,581)	(1,787,678)
Sinclair Broadcast Group, Inc.	(6,060)	(161,984)
Solera Holdings, Inc.	(6)	(389)
The Southern Co.	(96,074)	(4,403,071)
Splunk, Inc.	(37,572)	(2,050,304)
Springleaf Holdings, Inc.	(2,724)	(62,598)
Sprint Corp.	(698,999)	(5,941,492)
Staples, Inc.	(91,740)	(1,146,750)
Stillwater Mining Co.	(3,309)	(52,216)
SunEdison, Inc.	(406,381)	(7,814,707)
SUPERVALU, Inc.	(40,532)	(283,319)
SYNNEX Corp.	(13,927)	(938,401)
Tempur Sealy International, Inc.	(73,085)	(3,667,405)
Tenet Healthcare Corp.	(10,445)	(470,861)
Teradata Corp.	(24,323)	(1,105,724)
Teradyne, Inc.	(7,726)	(136,518)
Texas Instruments, Inc.	(17,337)	(787,967)
The Timken Co.	(5,995)	(378,165)
Titan International, Inc.	(18,460)	(323,235)
Toll Brothers, Inc.	(59,434)	(2,035,020)
TreeHouse Foods, Inc.	(54,904)	(4,109,015)
Trex Co., Inc.	(3,415)	(268,146)
Trimble Navigation Ltd.	(14,725)	(565,882)
Tyler Technologies, Inc.	(5,947)	(485,573)
UDR, Inc.	(8,637)	(223,353)
The Ultimate Software Group, Inc.	(487)	(58,260)
UMB Financial Corp.	(7,283)	(427,585)
Under Armour, Inc., Class A	(33,696)	(1,647,397)
UnitedHealth Group, Inc.	(49,481)	(3,713,054)
USG Corp.	(18,883)	(563,846)
UTi Worldwide, Inc.	(4,538)	(44,427)
Vantiv, Inc., Class A Class A	(22,792)	(700,854)
Veeco Instruments, Inc.	(26,466)	(978,448)
Vera Bradley, Inc.	(35,096)	(993,217)
VeriFone Systems, Inc.	(27,389)	(915,888)
ViaSat, Inc.	(3,479)	(223,387)
Volcano Corp.	(879)	(15,435)
Vornado Realty Trust	(72,363)	(7,424,444)
Wabash National Corp.	(43,639)	(583,017)
WageWorks, Inc.	(29,813)	(1,263,177)
Waste Management, Inc.	(1,001)	(44,494)
Westamerica BanCorp.	(23,296)	(1,183,903)
WEX, Inc.	(4,367)	(419,101)
Wolverine World Wide, Inc.	(53,950)	(1,515,995)
Workday, Inc., Class A	(35,346)	(2,582,732)
World Wrestling Entertainment, Inc.	(7,390)	(144,105)
WPX Energy, Inc.	(8,298)	(176,581)
Wright Medical Group, Inc.	(24,562)	(671,771)

blackrock funds	April 30, 2014	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (concluded)
Yelp, Inc.	(28,440)	$(1,658,621)
Zynga, Inc., Class A	(205,762)	(833,336)

		(256,054,176)

Total Reference Entity – Short		(259,317,022)

Net Value of Reference Entity – Bank of America N.A.		$18,494,822

blackrock funds	April 30, 2014	8

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of April 30, 2014, expiration dates of 5/14/14 to 1/07/16:

	Shares	Value

Reference Entity – Long

Australia
Amcor Ltd.	54,843	$526,326
Arrium Ltd.	4,474,320	4,986,431
Beach Energy Ltd.	14,140	22,629
Boral Ltd.	270,886	1,437,638
carsales.com Ltd.	121,553	1,230,993
JB Hi-Fi Ltd.	94,653	1,700,910
Mount Gibson Iron Ltd.	984,958	672,654
Myer Holdings Ltd.	117,161	242,716
National Australia Bank Ltd.	3,306	108,858
Nine Entertainment Co. Holdings Ltd.	502,859	1,095,755
Perpetual Ltd.	1,581	69,211
Primary Health Care Ltd.	396,997	1,735,166
Seven West Media Ltd.	630,741	1,095,940

		14,925,227

Belgium
Anheuser-Busch InBev NV	20,393	2,222,752
bpost SA	50,717	1,142,330

		3,365,082

Canada
Aimia, Inc.	72,822	1,172,673
Air Canada, Class B	16,859	116,593
Artis Real Estate Investment Trust	23,642	344,476
Atco Ltd. Class I	10,961	535,124
B2Gold Corp.	23,122	66,452
Bankers Petroleum Ltd.	79,126	430,986
Bonavista Energy Corp.	26,511	416,513
Canadian Energy Services & Technology Corp.	14,395	424,476
Canadian Natural Resources Ltd.	20,611	839,822
CCL Industries, Inc., Class B	33,498	3,045,856
Constellation Software, Inc.	4,012	888,566
Dominion Diamond Corp.	45,288	568,967
Dundee Real Estate Investment Trust	102,143	2,691,383
Genworth MI Canada, Inc.	1,292	45,324
Gran Tierra Energy, Inc.	13,139	93,383
Granite Real Estate Investment Trust	843	32,473
H&R Real Estate Investment Trust	5,382	113,331
Just Energy Group, Inc.	30,931	245,800
Keyera Corp.	653	43,432
Labrador Iron Ore Royalty Corp.	59,409	1,627,711
Linamar Corp.	76,981	3,853,791
Parkland Fuel Corp.	2,566	47,525
Power Corp. of Canada	19,834	558,439
	Shares	Value

Reference Entity – Long

Canada (concluded)
Precision Drilling Corp.	83,023	$1,079,401
Quebecor, Inc., Class B	1,995	47,051
Raging River Exploration, Inc.	29,704	261,524
Stantec, Inc.	16,608	984,312
Suncor Energy, Inc.	22,084	851,888
Superior Plus Corp.	122,824	1,480,320
Surge Energy, Inc.	30,290	191,515
TELUS Corp.	33,534	1,181,591
TORC Oil & Gas Ltd.	53,289	650,524
Trinidad Drilling Ltd.	26,084	291,766
Vermilion Energy, Inc.	25,081	1,668,863
West Fraser Timber Co., Ltd.	28,443	1,271,572
Westjet Airlines Ltd.	36,272	814,428

		28,977,851

China
Anta Sports Products Ltd.	19,000	27,851
China Cinda Asset Management Co., Ltd.	3,291,000	1,659,711
China Railway Construction Corp. Ltd., Class H	282,000	234,017
China Telecom Corp. Ltd., Class H	1,294,000	661,996
CSR Corp. Ltd., Class H	65,000	47,573
Datang International Power Generation Co., Ltd., Class H	452,000	168,568
FIH Mobile Ltd.	488,000	263,587
Fosun International Ltd.	60,740	66,105
Guangzhou R&F Properties Co., Ltd., Class H	87,200	114,240
Huaneng Power International, Inc., Class H	58,000	56,775
New China Life Insurance Co., Ltd., Class H	8,000	23,601
Sihuan Pharmaceutical Holdings Group Ltd.	386,000	426,650
Tingyi Cayman Islands Holding Corp.	30,000	83,516
Zhuzhou CSR Times Electric Co., Ltd., Class H	380,500	1,118,927

		4,953,117

Cyprus
Prosafe SE	21,674	191,034

Denmark
D/S Norden A/S	31,436	1,257,357
ISS A/S	889	30,950
Pandora A/S	23,757	1,601,472

blackrock funds	April 30, 2014	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Denmark (concluded)
Tryg A/S	1,678	$159,365

		3,049,144

Finland
Kesko OYJ, Class B	28,475	1,165,557

France
CGG	62,232	1,076,725
Metropole Television SA	24,739	529,926
Technicolor SA, Registered Shares	41,414	309,639
Technip SA	15,923	1,792,270
Thales SA	2,233	142,187
Valeo SA	12,272	1,685,304

		5,536,051

Germany
Deutsche Lufthansa AG, Registered Shares	40,149	1,008,255
Duerr AG	13,789	1,091,065
Freenet AG	134,494	4,657,945
Fresenius Medical Care AG & Co. KGaA	13,332	918,542
KUKA AG	7,701	394,820
Morphosys AG	7,716	661,833
Nordex SE	71,799	1,149,552
ProSiebenSat.1 Media AG, Registered Shares	201,471	8,817,948
Solarworld AG	10	444
Telefonica Deutschland Holding AG	301,863	2,511,331
TUI AG	176,239	2,934,586
United Internet AG, Registered Shares	84,166	3,615,699

		27,762,020

Hong Kong
Belle International Holdings Ltd.	36,000	37,434
Cathay Pacific Airways Ltd.	284,000	536,729
China Overseas Land & Investment Ltd.	124,000	305,249
China Resources Land Ltd.	22,000	45,405
Dah Sing Financial Holdings Ltd.	7,600	33,879
Galaxy Entertainment Group Ltd.	17,000	134,201
HKT Trust/HKT Ltd.	18,000	18,872
Jardine Strategic Holdings Ltd.	4,000	143,108
Kerry Properties Ltd.	483,500	1,592,169
Li & Fung Ltd.	1,714,000	2,494,857
MGM China Holdings Ltd.	249,200	870,751
Orient Overseas International Ltd.	50,500	241,576
PCCW Ltd.	865,000	461,902
Power Assets Holdings Ltd.	7,000	60,510
Sands China Ltd.	872,800	6,407,888
Shimao Property Holdings Ltd.	434,000	860,583
SJM Holdings Ltd.	726,000	2,019,682
	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
Techtronic Industries Co.	20,000	$63,902
Truly International Holdings	296,000	200,080
Wheelock & Co., Ltd.	9,000	37,149
Wynn Macau Ltd.	264,400	1,046,381
Xinyi Glass Holdings Ltd.	666,000	526,353

		18,138,660

Ireland
DCC PLC	52,910	2,709,476
Dragon Oil PLC	11,991	127,552
James Hardie Industries SE	28,525	366,209
Kentz Corp. Ltd.	45,278	551,950

		3,755,187

Israel
Bank Leumi Le-Israel BM	5,415	21,188
Gazit-Globe Ltd.	1,054	13,545
Paz Oil Co., Ltd.	247	38,593
Teva Pharmaceutical Industries Ltd.	6,546	320,885

		394,211

Italy
Azimut Holding SpA	5,466	170,636
Banca Generali SpA	14,149	445,372
Brembo SpA	2,372	87,700
Exor SpA	5,586	255,314
Mediobanca SpA	59,040	655,289
Moncler SpA	23,314	410,530
Recordati SpA	3,310	57,942
Salvatore Ferragamo SpA	2,422	76,763
Tenaris SA	7,809	172,624
Unipol Gruppo Finanziario SpA	126,309	914,971

		3,247,141

Japan
Adastria Holdings Co., Ltd.	3,600	78,344
Air Water, Inc.	11,000	154,345
Alps Electric Co., Ltd.	4,200	47,491
Amada Co., Ltd.	47,000	339,913
Aozora Bank Ltd.	87,000	258,808
Asahi Group Holdings Ltd.	32,000	884,249
Autobacs Seven Co., Ltd.	102,000	1,578,055
Calbee, Inc.	3,000	73,571
Calsonic Kansei Corp.	101,000	497,540
Central Japan Railway Co.	1,000	122,659
Citizen Holdings Co., Ltd.	151,200	1,110,399
COLOPL, Inc.	51,500	1,330,215
Credit Saison Co., Ltd.	46,000	979,948
Daicel Corp.	5,000	41,874
Daikin Industries Ltd.	30,500	1,764,245
Dainippon Screen Manufacturing Co., Ltd.	19,000	82,871

blackrock funds	April 30, 2014	10

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Japan (continued)
Daito Trust Construction Co., Ltd.	20,600	$2,096,273
Daiwa House Industry Co., Ltd.	30,000	506,871
DIC Corp.	67,000	177,806
Disco Corp.	17,000	1,033,082
Ebara Corp.	50,000	297,408
Enplas Corp.	3,400	195,357
F@N Communications, Inc.	11,900	200,207
FamilyMart Co., Ltd.	3,300	137,033
Fujitsu General Ltd.	67,000	773,174
GMO internet, Inc.	24,200	213,799
GS Yuasa Corp.	12,000	67,844
Hakuhodo DY Holdings, Inc.	5,300	41,113
Hankyu Hanshin Holdings, Inc.	51,000	279,509
Haseko Corp.	139,400	882,784
Hino Motors Ltd.	236,100	3,110,413
Hirose Electric Co., Ltd.	4,000	564,615
The Hiroshima Bank Ltd.	10,000	41,142
Hitachi Capital Corp.	5,400	132,894
Hitachi Kokusai Electric, Inc.	27,000	308,653
Hitachi Metals Ltd.	3,000	40,671
Horiba Ltd.	33,500	1,157,972
Hoshizaki Electric Co Ltd.	1,200	48,556
ITOCHU Corp.	47,000	526,860
J Trust Co., Ltd.	43,100	464,647
Japan Retail Fund Investment Corp.	74	148,837
The Japan Steel Works Ltd.	25,000	105,628
Japan Tobacco, Inc.	11,100	364,841
JGC Corp.	7,000	226,635
Kanamoto Co., Ltd.	26,400	829,324
KDDI Corp.	255,900	13,647,570
Keihin Corp.	37,700	547,117
Kenedix, Inc.	235,800	815,065
Keyence Corp.	1,300	501,490
Kikkoman Corp.	20,000	406,366
KYB Co., Ltd.	10,000	40,735
Lawson, Inc.	6,600	458,380
Lintec Corp.	3,500	65,080
M3, Inc.	1,400	19,206
Mabuchi Motor Co., Ltd.	500	34,238
Maeda Road Construction Co., Ltd.	40,000	620,223
Mazda Motor Corp.	106,000	473,952
Mitsubishi Corp.	9,200	164,747
Mitsubishi Electric Corp.	29,000	330,218
Mitsubishi Motors Corp.	49,600	537,580
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,300	105,091
MonotaRO Co Ltd.	13,000	262,312
Nexon Co., Ltd.	71,600	557,668
Nichirei Corp.	19,000	92,263
Nihon M&A Center, Inc.	3,100	72,476
Nikkiso Co., Ltd.	80,100	897,772
Nippo Corp.	85,000	1,298,757
	Shares	Value

Reference Entity – Long

Japan (concluded)
Nippon Meat Packers, Inc.	51,000	$883,900
Nippon Soda Co., Ltd.	29,000	161,123
Nippon Telegraph & Telephone Corp.	175,900	9,761,175
Nishimatsu Construction Co., Ltd.	59,000	212,302
Nissan Motor Co., Ltd.	118,200	1,019,900
Nisshin Steel Holdings Co., Ltd.	16,900	173,570
Nomura Real Estate Holdings, Inc.	269,000	5,026,062
NTN Corp.	12,000	41,069
NTT Data Corp.	48,200	1,862,234
Obic Co., Ltd.	1,000	30,007
Omron Corp.	9,500	336,437
Oriental Land Co., Ltd.	23,200	3,475,671
ORIX Corp.	148,600	2,153,190
OSG Corp.	18,600	299,801
Otsuka Holdings Co., Ltd.	67,600	1,947,406
Resorttrust, Inc.	16,100	252,607
Sawai Pharmaceutical Co., Ltd.	1,000	61,888
Secom Co., Ltd.	48,700	2,796,018
Sekisui Chemical Co., Ltd.	18,000	182,416
Sekisui House Ltd.	2,700	32,410
Senshu Ikeda Holdings, Inc.	238,200	1,093,688
Shimano, Inc.	1,200	119,954
Shionogi & Co., Ltd.	117,100	2,052,577
Showa Shell Sekiyu KK	9,100	92,314
Sojitz Corp.	40,500	63,861
Sumitomo Heavy Industries Ltd.	347,000	1,476,450
Sumitomo Mitsui Trust Holdings, Inc.	58,000	239,000
Sumitomo Osaka Cement Co., Ltd.	186,000	739,745
Sumitomo Rubber Industries Ltd.	52,700	732,417
Tadano Ltd.	70,000	989,786
TDK Corp.	5,200	221,736
Tokio Marine Holdings, Inc.	21,600	636,464
Tokyo Dome Corp.	19,000	85,089
Tosoh Corp.	11,000	41,975
Toyo Tire & Rubber Co., Ltd.	79,000	589,092
Trend Micro, Inc.	79,400	2,568,352
TS Tech Co., Ltd.	24,100	642,743
UNY Group Holdings Co., Ltd.	7,600	49,047
Yamaha Motor Co., Ltd.	3,900	60,204
Zenkoku Hosho Co., Ltd.	1,600	35,792

		89,506,253

Netherlands
CNH Industrial NV	6,929	80,939

Norway
BW LPG Ltd.	53,615	687,042
DNO International ASA	457,670	1,589,482
Fred Olsen Energy ASA	974	30,985
Gjensidige Forsikring ASA	25,861	476,821
Opera Software ASA	37,717	487,530
Petroleum Geo-Services ASA	91,369	1,103,161

blackrock funds	April 30, 2014	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Norway (concluded)
Storebrand ASA	387,248	$2,173,764
Subsea 7 SA	307,213	6,151,712
Telenor ASA	244,370	5,741,963
Yara International ASA	35,833	1,693,878

		20,136,338

Portugal
CTT-Correios de Portugal SA	36,724	404,089
Sonae	171,999	323,574

		727,663

Singapore
CapitaLand Ltd.	60,000	153,557
CapitaMall Trust	2,282,000	3,637,594
Ezion Holdings Ltd.	250,000	454,463
Golden Agri-Resources Ltd.	4,102,000	2,001,097
IGG, Inc.	722,000	502,884
Indofood Agri Resources Ltd.	42,000	35,769
Keppel Corp. Ltd.	10,000	84,140
Noble Group Ltd.	2,879,000	2,964,447
SembCorp Industries Ltd.	37,000	158,846
SembCorp Marine Ltd.	59,000	191,881
Singapore Post Ltd.	392,000	442,867
Singapore Technologies Engineering Ltd.	105,000	320,707
Venture Corp. Ltd.	62,000	379,759
Yangzijiang Shipbuilding Holdings Ltd.	299,000	262,958

		11,590,969

Spain
Amadeus IT Holding SA, Class A	51,281	2,132,803
Gamesa Corp. Tecnologica SA	277,660	2,759,891
Tecnicas Reunidas SA	668	40,236

		4,932,930

Sweden
Alfa Laval AB	2,369	63,118
Castellum AB	8,760	149,382
Intrum Justitia AB	59,698	1,730,726
NCC AB, -B Shares	13,083	458,369
Securitas AB, Class B	15,537	187,821
Skandinaviska Enskilda Banken AB, Class A	88,342	1,220,261
Skanska AB, Class B	41,716	957,770
Swedbank AB, Class A	47,608	1,274,081
Tele2 AB, Class B	36,543	466,987
Telefonaktiebolaget LM Ericsson, Class B	131,000	1,579,658
TeliaSonera AB	4,834	35,187
Trelleborg AB, B Shares	4,714	100,863
	Shares	Value

Reference Entity – Long

Sweden (concluded)
Volvo AB, Class B	76,959	$1,218,580

		9,442,803

Switzerland
Coca-Cola HBC AG	488	12,367
Flughafen Zuerich AG, Registered Shares	53	33,437
Forbo Holding AG	74	76,556
Georg Fischer AG, Registered Shares	1,324	1,050,336
Sika AG	29	117,340
Swiss Life Holding AG, Registered Shares	98	24,145
Temenos Group AG	4,189	150,196

		1,464,377

United Kingdom
Afren PLC	367,100	975,099
Bellway PLC	4,797	116,820
Britvic PLC	415,030	5,083,094
Genel Energy PLC	5,311	86,959
Hikma Pharmaceuticals PLC	1,159	30,414
Home Retail Group PLC	1,720	5,943
Howden Joinery Group PLC	79,948	440,153
Pace PLC	63,113	388,902
Rightmove PLC	99,289	4,044,963
SIG PLC	80,547	261,045
Telecity Group PLC	86,999	1,055,159
Thomas Cook Group PLC	380,151	1,123,764
Tui Travel PLC	339,768	2,457,624

		16,069,939

United States
Samsonite International SA	9,900	31,456

Total Reference Entity – Long		269,443,949

Reference Entity – Short

Austria
Andritz AG	(145,142)	(9,016,092)
BUWOG AG	(24,892)	(457,056)
Erste Group Bank AG	(315,829)	(10,619,544)
IMMOFINANZ AG	(497,847)	(1,845,518)
Verbund AG	(61,672)	(1,195,709)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(24,846)	(1,328,816)
Wienerberger AG	(14,422)	(267,693)

		(24,730,428)

Belgium
Belgacom SA	(52,483)	(1,606,375)
Colruyt SA	(5,732)	(324,119)

blackrock funds	April 30, 2014	12

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Belgium (concluded)
KBC Groep NV	(45,195)	$(2,757,928)
UCB SA	(45,551)	(3,736,393)

		(8,424,815)

Canada
ARC Resources Ltd.	(4,961)	(147,194)
Barrick Gold Corp.	(25,543)	(445,817)
CGI Group, Inc., Class A Class A	(93,627)	(3,375,885)
Davis + Henderson Corp.	(106,369)	(3,080,290)
Empire Co., Ltd.	(196,587)	(12,434,996)
Enerplus Corp.	(1)	(22)
Goldcorp, Inc.	(20,210)	(499,142)
HudBay Minerals, Inc.	(6,032)	(51,457)
Norbord, Inc.	(7,686)	(188,284)
Penn West Petroleum Ltd.	(6,976)	(63,074)
SNC-Lavalin Group, Inc.	(100,290)	(4,549,445)
Teck Resources Ltd.	(72,324)	(1,648,331)
TransAlta Corp.	(69,397)	(847,795)
TransCanada Corp.	(971)	(45,252)
Trican Well Service Ltd.	(111,904)	(1,602,931)
Westshore Terminals Investment Corp.	(9,594)	(311,791)
Yamana Gold, Inc.	(22,223)	(166,462)

		(29,458,168)

China
Aluminum Corp. of China Ltd., Class H	(226,000)	(81,027)
China Coal Energy Co., Ltd.	(116,000)	(62,852)
China COSCO Holdings Co., Ltd., Class H	(214,500)	(85,074)
China Longyuan Power Group Corp., Class H	(4,160,000)	(4,284,791)
China Shipping Development Co., Ltd., Class H	(156,000)	(85,716)
CNOOC Ltd.	(67,000)	(110,741)
Hengan International Group Co., Ltd.	(15,500)	(163,402)
Jiangxi Copper Co., Ltd.	(96,000)	(158,813)
Lenovo Group Ltd.	(3,344,000)	(3,810,668)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(1,292,000)	(1,309,039)
SOHO China Ltd.	(79,500)	(63,345)
Uni-President China Holdings Ltd.	(49,000)	(40,587)

		(10,256,055)

Finland
Metso OYJ	(5,812)	(233,932)
Nokian Renkaat OYJ	(23,540)	(936,748)

		(1,170,680)

France
Air France-KLM	(2,091)	(30,081)
	Shares	Value

Reference Entity – Short

France (concluded)
Alcatel-Lucent	(1,657,473)	$(6,573,076)
Cap Gemini SA	(1,489)	(105,203)
Carrefour SA	(78,715)	(3,068,393)
Kering	(351)	(77,631)
Natixis	(5,848)	(41,513)
Neopost SA	(20,032)	(1,644,890)
Pernod Ricard SA	(59,740)	(7,169,303)
Publicis Groupe SA	(1,895)	(162,116)
Remy Cointreau SA	(191)	(16,797)
Sodexo	(7,315)	(788,666)
Teleperformance	(4,556)	(261,297)
Veolia Environnement SA	(36,233)	(675,959)
Vivendi SA	(22,342)	(600,257)

		(21,215,182)

Germany
Aixtron SE	(117,750)	(1,874,780)
Drillisch AG	(15,391)	(574,673)
ElringKlinger AG	(12,317)	(497,275)
K+S AG	(96,291)	(3,374,046)
LANXESS AG	(35,086)	(2,671,849)
Leoni AG	(14,926)	(1,112,577)
MAN SE	(4,140)	(530,875)
Metro AG	(1,563)	(62,620)
MTU Aero Engines AG	(29,430)	(2,774,851)
SAP AG	(18,488)	(1,494,330)
ThyssenKrupp AG	(23,006)	(656,641)

		(15,624,517)

Hong Kong
Brilliance China Automotive Holdings Ltd.	(10,000)	(15,454)
China Everbright International Ltd.	(1,607,000)	(2,016,080)
China High Speed Transmission Equipment Group Co., Ltd.	(170,000)	(118,841)
Esprit Holdings Ltd.	(1,053,000)	(1,753,159)
Geely Automobile Holdings Ltd.	(150,000)	(52,145)
Jardine Matheson Holdings Ltd.	(94,000)	(5,868,738)
Kunlun Energy Co., Ltd.	(2,924,000)	(4,568,847)
Shougang Fushan Resources Group Ltd.	(456,000)	(137,240)
Skyworth Digital Holdings Ltd.	(88,000)	(42,216)

		(14,572,720)

Italy
Telecom Italia SpA	(37,933)	(48,745)

Japan
Aeon Co., Ltd.	(106,300)	(1,227,725)
Alfresa Holdings Corp.	(4,700)	(292,607)
ANA Holdings, Inc.	(36,000)	(78,615)
Anritsu Corp.	(11,000)	(123,185)
Asahi Glass Co., Ltd.	(164,000)	(929,778)

blackrock funds	April 30, 2014	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Japan (continued)
ASKUL Corp.	(20,200)	$(504,071)
The Bank of Kyoto Ltd.	(4,000)	(32,592)
Benesse Holdings, Inc.	(1,100)	(41,853)
Chugai Pharmaceutical Co., Ltd.	(36,400)	(918,695)
Coca-Cola East Japan Co., Ltd.	(108,000)	(2,433,944)
Dai Nippon Printing Co., Ltd.	(168,000)	(1,513,236)
Daido Steel Co., Ltd.	(102,000)	(498,717)
Daiichi Sankyo Co., Ltd.	(5,000)	(83,871)
Dainippon Sumitomo Pharma Co., Ltd.	(23,400)	(354,881)
The Daishi Bank Ltd.	(19,000)	(68,622)
Ezaki Glico Co., Ltd.	(8,000)	(105,363)
Fuji Media Holdings, Inc.	(83,900)	(1,413,507)
Fujitsu Ltd.	(456,000)	(2,681,384)
Glory Ltd.	(16,500)	(426,878)
Heiwa Corp.	(13,200)	(219,647)
HIS Co., Ltd.	(89,400)	(2,479,333)
Hitachi Koki Co., Ltd.	(15,000)	(111,739)
Hokkaido Electric Power Co., Inc.	(323,300)	(1,977,783)
Hokuhoku Financial Group, Inc.	(29,000)	(55,962)
Hokuriku Electric Power Co.	(38,500)	(478,123)
IHI Corp.	(158,000)	(629,984)
Internet Initiative Japan, Inc.	(16,300)	(378,188)
Isetan Mitsukoshi Holdings Ltd.	(61,800)	(769,043)
Ito En Ltd.	(1,400)	(29,932)
Itochu Techno-Solutions Corp.	(3,400)	(142,083)
Iwatani Corp.	(92,000)	(539,882)
Japan Exchange Group, Inc.	(42,700)	(844,858)
Japan Prime Realty Investment Corp.	(25)	(87,974)
Japan Real Estate Investment Corp.	(637)	(3,377,078)
JSR Corp.	(136,900)	(2,243,358)
JX Holdings, Inc.	(10,800)	(56,115)
Kagome Co., Ltd.	(65,400)	(1,106,723)
Kajima Corp.	(88,000)	(335,060)
Kakaku.com, Inc.	(6,500)	(92,733)
The Kansai Electric Power Co., Inc.	(13,700)	(114,876)
Kobe Steel Ltd.	(422,000)	(553,943)
Komeri Co., Ltd.	(3,800)	(102,897)
Konami Corp.	(30,300)	(690,977)
Kurita Water Industries Ltd.	(13,600)	(286,417)
Kyushu Electric Power Co., Inc.	(287,300)	(2,898,734)
Lion Corp.	(62,000)	(339,649)
Medipal Holdings Corp.	(9,700)	(136,435)
MISUMI Group, Inc.	(3,700)	(90,037)
Mitsubishi Gas Chemical Co., Inc.	(164,000)	(946,852)
Mitsubishi Logistics Corp.	(12,000)	(172,164)
Mitsubishi Materials Corp.	(54,000)	(156,629)
Mitsubishi Tanabe Pharma Corp.	(55,600)	(762,403)
Mitsui Chemicals, Inc.	(190,000)	(462,987)
Mochida Pharmaceutical Co., Ltd.	(1,700)	(119,787)
NEC Corp.	(2,124,000)	(5,974,803)
	Shares	Value

Reference Entity – Short

Japan (concluded)
Nintendo Co., Ltd.	(54,600)	$(5,730,836)
Nippon Building Fund, Inc.	(207)	(1,147,704)
Nippon Electric Glass Co., Ltd.	(112,000)	(547,895)
Nippon Express Co., Ltd.	(99,000)	(468,004)
Nippon Steel & Sumitomo Metal Corp.	(245,000)	(642,791)
Nissan Shatai Co., Ltd.	(6,500)	(99,025)
Nisshin Seifun Group, Inc.	(104,100)	(1,211,160)
NKSJ Holdings, Inc.	(53,700)	(1,339,752)
North Pacific Bank Ltd.	(8,000)	(32,405)
NTT DOCOMO, Inc.	(563,700)	(8,991,320)
Obayashi Corp.	(22,000)	(142,052)
Okasan Securities Group, Inc.	(26,000)	(181,526)
Oki Electric Industry Co., Ltd.	(19,000)	(37,194)
Ono Pharmaceutical Co., Ltd.	(2,700)	(214,147)
Onward Holdings Co., Ltd.	(84,000)	(564,990)
Oracle Corp. Japan	(32,600)	(1,502,390)
PanaHome Corp.	(8,000)	(53,195)
Rakuten, Inc.	(50,400)	(653,971)
Ricoh Co., Ltd.	(11,600)	(133,668)
Ryohin Keikaku Co., Ltd.	(500)	(56,192)
Sankyo Co., Ltd.	(12,400)	(495,888)
SBI Holdings, Inc.	(27,300)	(312,201)
Seiko Epson Corp.	(33,500)	(914,215)
Shimachu Co., Ltd.	(24,500)	(538,329)
Shimizu Corp.	(124,000)	(702,911)
Shinsei Bank Ltd.	(2,000)	(3,899)
Shochiku Co., Ltd.	(19,000)	(157,237)
Sony Corp.	(28,600)	(502,090)
Sugi Holdings Co., Ltd.	(39,700)	(1,785,685)
Tobu Railway Co., Ltd.	(16,000)	(78,256)
Toho Co., Ltd.	(11,600)	(223,326)
Toho Gas Co., Ltd.	(199,000)	(976,405)
Tokyo Tatemono Co., Ltd.	(7,000)	(55,824)
Toray Industries, Inc.	(369,000)	(2,408,377)
Toshiba Corp.	(31,000)	(121,423)
Toyo Seikan Group Holdings Ltd.	(3,700)	(55,026)
Toyobo Co., Ltd.	(57,000)	(92,047)
Ulvac, Inc.	(3,200)	(60,647)
Unipres Corp.	(27,000)	(521,669)
Yahoo Japan Corp.	(109,600)	(478,785)
Yamato Holdings Co., Ltd.	(16,300)	(335,424)
Yamato Kogyo Co., Ltd.	(1,500)	(43,257)

		(78,107,850)

Netherlands
Akzo Nobel NV	(1,063)	(81,917)
ASM International NV	(1,073)	(46,958)
Koninklijke Boskalis Westminster NV	(40,630)	(2,302,774)
Koninklijke Philips NV	(175,977)	(5,633,578)
Koninklijke Vopak NV	(72,841)	(3,631,932)
Randstad Holding NV	(45,737)	(2,672,854)

blackrock funds	April 30, 2014	14

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Netherlands (concluded)
USG People NV	(15,314)	$(264,955)

		(14,634,968)

Norway
Schibsted ASA	(3,101)	(178,433)

Singapore
Jardine Cycle & Carriage Ltd.	(54,000)	(2,024,781)

Spain
Acciona SA	(10,176)	(827,775)
Mapfre SA	(28,468)	(120,064)
Viscofan SA	(15,118)	(787,806)

		(1,735,645)

Switzerland
Banque Cantonale Vaudoise	(1,519)	(901,658)
Credit Suisse Group AG	(82,618)	(2,619,208)
Dufry AG	(23,401)	(3,872,787)
Galenica AG	(649)	(660,863)
Kuehne + Nagel International AG	(18,587)	(2,541,601)
Logitech International SA	(13,230)	(179,434)
Nobel Biocare Holding AG	(1,830)	(25,527)
Panalpina Welttransport Holding AG	(2,621)	(411,589)
SGS SA	(3,312)	(8,273,699)
UBS AG	(391,594)	(8,189,744)

		(27,676,110)

United Kingdom
Anglo American PLC	(94,608)	(2,529,165)
Antofagasta PLC	(7,894)	(105,205)
ARM Holdings PLC	(32,105)	(485,915)
	Shares	Value

Reference Entity – Short

United Kingdom (concluded)
Ashmore Group PLC	(197,173)	$(1,171,181)
Ashtead Group PLC	(237,581)	(3,520,043)
ASOS PLC	(26,912)	(1,950,238)
Associated British Foods PLC	(7,117)	(357,348)
BAE Systems PLC	(385,336)	(2,606,979)
Balfour Beatty PLC	(23,058)	(109,504)
Carnival PLC	(64,879)	(2,593,785)
Compass Group PLC	(155,522)	(2,477,301)
Croda International PLC	(17,172)	(747,918)
Diageo PLC	(50,920)	(1,560,178)
Drax Group PLC	(7,441)	(83,295)
DS Smith PLC	(210,773)	(1,123,220)
Fenner PLC	(36,237)	(253,532)
G4S PLC	(1,424,938)	(5,689,024)
Hargreaves Lansdown PLC	(36,774)	(727,967)
Hays PLC	(46,709)	(119,164)
ICAP PLC	(33,271)	(233,059)
Intertek Group PLC	(21,832)	(1,075,424)
Ladbrokes PLC	(14,120)	(36,616)
Michael Page International PLC	(27,896)	(221,573)
Pearson PLC	(58,043)	(1,088,420)
Reckitt Benckiser Group PLC	(10,008)	(807,905)
Rentokil Initial PLC	(15,466)	(31,163)
RSA Insurance Group PLC	(47,664)	(78,987)
Spectris PLC	(17,807)	(670,018)
Sports Direct International PLC	(9,418)	(124,879)
Tesco PLC	(64,577)	(319,910)
The Weir Group PLC	(82,284)	(3,742,858)

		(36,641,774)

United States
Tahoe Resources, Inc.	(103,729)	(2,308,244)

Total Reference Entity – Short		(288,809,115)

Net Value of Reference Entity – Deutsche Bank AG		$(19,365,166)

blackrock funds	April 30, 2014	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2014, expiration dates of 7/03/14 to 11/04/15:

	Shares	Value

Reference Entity – Long

Bermuda
Assured Guaranty Ltd.	19,357	$462,826
Nabors Industries Ltd.	139,568	3,561,775

		4,024,601

Canada
Canadian Solar, Inc.	5,551	150,543

Cyprus
Ocean Rig UDW, Inc.	26,557	438,190

Monaco
GasLog Ltd.	1,493	39,983

Netherlands
AVG Technologies NV	12,343	231,185
Constellium NV, Class A	34,789	1,061,760
LyondellBasell Industries NV, Class A	68,168	6,305,540
NXP Semiconductor NV	196,847	11,736,018

		19,334,503

Panama
Copa Holdings SA, Class A	16,236	2,196,406

Singapore
Flextronics International Ltd.	203,728	1,831,515

United Kingdom
Navigator Holdings Ltd.	1,286	34,336
Willis Group Holdings PLC	11,022	451,792

		486,128

United States
AbbVie, Inc.	59,256	3,086,052
Affiliated Managers Group, Inc.	6,607	1,309,507
AGCO Corp.	68,533	3,817,288
Air Lease Corp.	267,967	9,611,976
Akamai Technologies, Inc.	1,735	92,076
Allison Transmission Holdings, Inc.	7,817	233,259
The Allstate Corp.	8,541	486,410
Altera Corp.	39,719	1,291,662
AMC Entertainment Holdings, Inc., Class A	15,448	357,467
Amdocs Ltd.	43,587	2,028,103
American Homes 4 Rent, Class A	3,997	64,152
AmerisourceBergen Corp.	662	43,149
Amkor Technology, Inc.	70,903	563,679
AOL, Inc.	9,149	391,669
ARRIS Group, Inc.	15,744	410,761
Ascena Retail Group, Inc.	12,817	220,452
	Shares	Value

Reference Entity – Long

United States (continued)
Aspen Technology, Inc.	29,385	$1,263,261
Athlon Energy, Inc.	13,700	553,617
The Babcock & Wilcox Co.	3,070	106,805
Baker Hughes, Inc.	101,819	7,117,148
Basic Energy Services, Inc.	8,338	220,290
BE Aerospace, Inc.	8,591	754,032
Benchmark Electronics, Inc.	16,812	389,702
Berry Plastics Group, Inc.	72,488	1,630,255
Blackstone Mortgage Trust, Inc., Class A	6,862	195,087
Blucora, Inc.	156,999	3,022,231
The Boeing Co.	85,732	11,061,143
Booz Allen Hamilton Holding Corp.	132,778	3,085,761
Broadridge Financial Solutions, Inc.	68,839	2,639,287
Brown & Brown, Inc.	51,160	1,523,545
Bruker Corp.	20,710	427,869
Bunge Ltd.	80,442	6,407,205
Burlington Stores, Inc.	2,560	66,534
Cameron International Corp.	85,573	5,558,822
Cardinal Health, Inc.	29,933	2,080,643
Celanese Corp., Series A	41,997	2,579,876
CenterPoint Energy, Inc.	101,003	2,500,834
Cimarex Energy Co.	23,699	2,823,025
Cinemark Holdings, Inc.	45,372	1,343,919
Cirrus Logic, Inc.	3,685	82,175
CIT Group, Inc.	219,839	9,464,069
Citrix Systems, Inc.	4,837	286,882
CMS Energy Corp.	65,437	1,983,395
CNO Financial Group, Inc.	21,584	372,324
Coca-Cola Enterprises, Inc.	18,184	826,281
Comcast Corp., Special Class A	6,647	339,196
Community Health Systems, Inc.	5,171	195,929
Compuware Corp.	129,428	1,340,874
ConAgra Foods, Inc.	8,070	246,216
CONMED Corp.	4,723	218,817
Corrections Corp. of America	1,157	37,950
Crane Co.	478	34,765
Crimson Wine Group Ltd.	1	9
Crown Castle International Corp.	46,958	3,415,255
Devon Energy Corp.	49,414	3,458,980
Dick's Sporting Goods, Inc.	14,759	777,209
Dillard's, Inc., Class A	669	65,515
DIRECTV	58,022	4,502,507
Discovery Communications, Inc.	76,491	5,364,314
Domino's Pizza, Inc.	53,529	3,981,487
Dril-Quip, Inc.	1,921	217,304
DSW, Inc., Class A	2,735	91,322
The Dun & Bradstreet Corp.	2,309	255,745
DuPont Fabros Technology, Inc.	35,237	853,793
eBay, Inc.	9,374	485,854
EchoStar Corp., Class A	12,056	542,038

blackrock funds	April 30, 2014	16

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (continued)
Energy XXI Bermuda Ltd.	21,873	$523,421
EOG Resources, Inc.	28,533	2,796,234
EQT Corp.	60,412	6,584,304
Equity Lifestyle Properties, Inc.	19,088	799,215
Exelis, Inc.	11,192	207,500
Extended Stay America, Inc.	17,237	371,457
Exterran Holdings, Inc.	28,118	1,209,636
Flowers Foods, Inc.	31,112	638,418
The Fresh Market, Inc.	3,048	113,081
General Cable Corp.	110,617	2,834,008
Gogo, Inc.	79,407	1,073,583
Graham Holdings Co., Class B	206	138,273
Graphic Packaging Holding Co.	11,872	121,807
Green Plains Renewable Energy, Inc.	9,564	285,964
Haemonetics Corp.	49,958	1,516,725
Halliburton Co.	41,727	2,631,722
Hanger, Inc.	754	26,141
The Hanover Insurance Group, Inc.	5,858	342,400
Helix Energy Solutions Group, Inc.	3,648	87,698
HFF, Inc., Class A	27,048	919,632
The Hillshire Brands Co.	1,266	45,133
Hilton Worldwide Holdings, Inc.	11,005	240,239
Horizon Pharma, Inc.	4,077	57,812
HSN, Inc.	20,136	1,168,693
Hub Group, Inc., Class A	831	37,104
ICU Medical, Inc.	21,660	1,208,195
II-VI, Inc.	16,192	233,165
Informatica Corp.	956	33,890
Ingram Micro, Inc., Class A	115,463	3,112,882
Interactive Brokers Group, Inc., Class A	1,771	42,327
International Rectifier Corp.	14,300	372,372
ITT Corp.	14,951	644,986
j2 Global, Inc.	19,919	923,445
JPMorgan Chase & Co.	25,920	1,451,002
KapStone Paper and Packaging Corp.	28,633	755,339
KBR, Inc.	93,259	2,365,981
Knowles Corp.	142,019	3,966,591
The Kroger Co.	4,223	194,427
Lamar Advertising Co., Class A	160,108	7,992,591
Landstar System, Inc.	941	59,274
Las Vegas Sands Corp.	32,328	2,558,115
Lear Corp.	12,164	1,010,342
LinnCo LLC	5,716	157,533
Littelfuse, Inc.	950	86,022
LKQ Corp.	9,250	269,360
LogMeIn, Inc.	18,559	843,507
Lorillard, Inc.	1,818	108,026
The Madison Square Garden Co., Class A	37,022	2,021,401
Manhattan Associates, Inc.	65,058	2,051,279
Manpowergroup, Inc.	89,536	7,282,858
	Shares	Value

Reference Entity – Long

United States (continued)
Marathon Petroleum Corp.	122,372	$11,374,477
Matador Resources Co.	6,620	190,126
Matson, Inc.	25,431	602,460
Maxim Integrated Products, Inc.	28,881	936,900
MAXIMUS, Inc.	14,208	604,835
MBIA, Inc.	2,846	34,494
MedAssets, Inc.	990	22,602
Mentor Graphics Corp.	48,693	1,007,945
Micron Technology, Inc.	15,443	403,371
MICROS Systems, Inc.	58,397	3,007,445
Microsemi Corp.	27,257	641,085
Monster Beverage Corp.	19,824	1,327,415
Morningstar, Inc.	4,891	358,657
Movado Group, Inc.	1,766	69,368
Murphy USA, Inc.	19,511	829,217
Nationstar Mortgage Holdings, Inc.	6,836	223,742
NCR Corp.	45,539	1,389,395
NetApp, Inc.	27,072	964,034
Newfield Exploration Co.	61,913	2,095,755
Nimble Storage, Inc.	25,563	630,128
Norwegian Cruise Line Holdings Ltd.	39,476	1,293,629
Ocwen Financial Corp.	74,483	2,822,906
Omnicom Group, Inc.	637	43,112
OmniVision Technologies, Inc.	70,744	1,381,630
ON Semiconductor Corp.	33,897	318,971
OSI Systems, Inc.	15,339	856,070
PAREXEL International Corp.	36,687	1,663,755
Pattern Energy Group, Inc.	3,953	105,940
Patterson-UTI Energy, Inc.	1,777	57,806
PBF Energy, Inc.	51,787	1,594,004
Pegasystems, Inc.	3,805	63,049
Pennsylvania Real Estate Investment Trust	2,430	40,217
PHH Corp.	27,878	662,660
Phillips 66	33,589	2,795,277
Pilgrim's Pride Corp.	27,938	610,725
Plains GP Holdings LP, Class A	9,085	250,473
Platform Specialty Products Corp.	162,264	3,170,639
Polycom, Inc.	31,111	382,665
Potlatch Corp.	5,157	197,152
Power Integrations, Inc.	1,371	64,752
Prestige Brands Holdings, Inc.	26,869	900,649
ProAssurance Corp.	9,321	423,360
Protective Life Corp.	6,395	327,104
PTC, Inc.	70,259	2,485,061
QLogic Corp.	9,047	104,764
QUALCOMM, Inc.	20,806	1,637,640
Quanta Services, Inc.	1,021	36,021
Ralph Lauren Corp.	1,468	222,211
Raymond James Financial, Inc.	55,204	2,743,639
Rayonier, Inc.	134,122	6,048,902
Realogy Holdings Corp.	45,978	1,933,375

blackrock funds	April 30, 2014	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

United States (continued)
Regal Entertainment Group, Class A	55,580	$1,044,904
Rent-A-Center, Inc.	45,303	1,323,301
Rice Energy, Inc.	39,879	1,184,406
RLJ Lodging Trust	1,652	44,059
Rock-Tenn Co., Class A	305	29,161
Rocket Fuel, Inc.	59,469	1,907,171
RPC, Inc.	16,588	368,751
RR Donnelley & Sons Co.	11,404	200,710
RSP Permian, Inc.	30,048	851,861
Ruckus Wireless, Inc.	24,736	258,491
Salix Pharmaceuticals Ltd.	311	34,210
Sally Beauty Holdings, Inc.	4,496	123,235
Sanderson Farms, Inc.	2,718	223,610
Santander Consumer USA Holdings, Inc.	4,559	103,672
Schlumberger Ltd.	2,247	228,183
Schweitzer-Mauduit International, Inc.	8,775	382,941
Science Applications International Corp.	8,087	315,393
Scorpio Bulkers, Inc.	33,664	301,293
SeaWorld Entertainment, Inc.	7,383	221,933
SEI Investments Co.	12,131	392,802
Six Flags Entertainment Corp.	102,791	4,126,031
Skechers U.S.A., Inc., Class A	4,379	179,495
Skyworks Solutions, Inc.	137,383	5,639,572
SM Energy Co.	10,746	796,601
Snap-on, Inc.	954	110,664
St. Jude Medical, Inc.	81,016	5,142,086
Steelcase, Inc., Class A	4,715	77,703
Susquehanna Bancshares, Inc.	6,283	65,092
Swift Transportation Co.	1,084	26,070
Symetra Financial Corp.	3,707	76,587
Synaptics, Inc.	24,463	1,520,375
Synchronoss Technologies, Inc.	12,362	376,299
T. Rowe Price Group, Inc.	13,167	1,081,406
Targa Resources Corp.	27,036	2,919,618
Telephone & Data Systems, Inc.	29,216	794,383
Tesoro Corp.	2,658	149,619
Third Point Reinsurance Ltd.	8,797	137,585
Thoratec Corp.	14,590	478,260
TIBCO Software, Inc.	195,154	3,830,873
The Toro Co.	25,516	1,621,287
TransDigm Group, Inc.	11,908	2,118,076
TriNet Group, Inc.	1,616	34,663
Trinity Industries, Inc.	9,253	694,530
Ubiquiti Networks, Inc.	63,977	2,477,829
Ulta Salon Cosmetics & Fragrance, Inc.	5,467	479,511
Unit Corp.	44,861	2,958,583
URS Corp.	6,853	322,913
Valero Energy Corp.	158,360	9,053,441
	Shares	Value

Reference Entity – Long

United States (concluded)
The Valspar Corp.	20,837	$1,521,934
VCA Antech, Inc.	1,019	31,212
Veeva Systems, Inc., Class A	2,029	38,977
Verint Systems, Inc.	2,594	113,539
VeriSign, Inc.	25,918	1,222,811
Vince Holding Corp.	3,294	90,618
Visteon Corp.	36,846	3,198,601
WABCO Holdings, Inc.	41,381	4,428,181
Waddell & Reed Financial, Inc., Class A	2,871	193,649
Waste Connections, Inc.	1,182	52,788
Watsco, Inc.	7,047	725,207
Web.com Group, Inc.	1,906	58,533
Western Refining, Inc.	1,073	46,676
Whirlpool Corp.	24,996	3,833,886
The WhiteWave Foods Co., Class A	134,744	3,731,061
Whiting Petroleum Corp.	39,138	2,885,253
World Fuel Services Corp.	5,679	258,622
Zebra Technologies Corp., Class A	66,688	4,630,815
Zoetis, Inc.	95,986	2,904,536

		334,061,615

Total Reference Entity – Long		362,563,484

Reference Entity – Short

Bermuda
Signet Jewelers Ltd.	(18,529)	(1,877,358)

Canada
Lululemon Athletica, Inc.	(6,205)	(284,995)
Resolute Forest Products, Inc.	(53,470)	(953,905)

		(1,238,900)

China
Sohu.com, Inc.	(5,128)	(282,912)

Ireland
FleetMatics Group PLC	(1,454)	(43,664)

Luxembourg
Altisource Portfolio Solutions SA	(545)	(56,522)

Netherlands
Chicago Bridge & Iron Co. NV	(40,653)	(3,255,086)

Sweden
Autoliv, Inc.	(17,344)	(1,768,741)

Switzerland
Garmin Ltd.	(2,992)	(170,843)
Transocean Ltd.	(79,577)	(3,427,382)

		(3,598,225)

United States
AAR Corp.	(1,038)	(26,884)

blackrock funds	April 30, 2014	18

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (continued)
Abaxis, Inc.	(1,391)	$(56,489)
Abercrombie & Fitch Co., Class A	(8,156)	(299,815)
ABIOMED, Inc.	(24,274)	(575,051)
Acadia Healthcare Co., Inc.	(32,571)	(1,368,633)
Acadia Realty Trust	(36,548)	(991,547)
ACI Worldwide, Inc.	(17,219)	(984,066)
Actavis PLC	(23,027)	(4,705,107)
Acuity Brands, Inc.	(36,010)	(4,485,766)
Adobe Systems, Inc.	(4,909)	(302,836)
Advent Software, Inc.	(1,036)	(29,858)
The Advisory Board Co.	(6,301)	(360,795)
Air Methods Corp.	(9,084)	(505,706)
Alere, Inc.	(1,447)	(48,330)
Alexander & Baldwin, Inc.	(6,146)	(229,307)
Allegheny Technologies, Inc.	(148,575)	(6,121,290)
Allegiant Travel Co.	(3,307)	(388,407)
Alliance Data Systems Corp.	(14,982)	(3,624,146)
Alpha Natural Resources, Inc.	(179,369)	(771,287)
Ambac Financial Group, Inc.	(4,519)	(136,383)
AMC Networks, Inc.	(2,129)	(139,811)
American Capital Agency Corp.	(90,344)	(2,051,712)
Antero Resources Corp.	(16,023)	(1,052,230)
Applied Materials, Inc.	(260,127)	(4,958,021)
AptarGroup, Inc.	(5,651)	(380,990)
Arch Capital Group Ltd.	(15,630)	(895,912)
Arch Coal, Inc.	(108,126)	(495,217)
Astoria Financial Corp.	(8,603)	(114,076)
athenahealth, Inc.	(14,778)	(1,827,152)
Auxilium Pharmaceuticals, Inc.	(1,107)	(24,919)
Avis Budget Group, Inc.	(28,906)	(1,520,167)
AZZ, Inc.	(9,039)	(392,473)
BancorpSouth, Inc.	(33,739)	(788,143)
Barnes & Noble, Inc.	(34,733)	(569,621)
Barnes Group, Inc.	(798)	(30,739)
Big Lots, Inc.	(3,534)	(139,593)
The Boston Beer Co., Inc.	(7,147)	(1,758,448)
Bottomline Technologies de, Inc.	(14,808)	(468,525)
Boyd Gaming Corp.	(3,195)	(37,765)
Cabela's, Inc.	(58,075)	(3,810,301)
Caesars Entertainment Corp.	(29,518)	(545,197)
Campbell Soup Co.	(144,445)	(6,570,803)
CarMax, Inc.	(80,720)	(3,533,922)
The Charles Schwab Corp.	(42,027)	(1,115,817)
Chesapeake Energy Corp.	(76,259)	(2,192,446)
Church & Dwight Co., Inc.	(26,888)	(1,855,541)
Clean Harbors, Inc.	(1,588)	(95,280)
The Clorox Co.	(123,573)	(11,208,071)
Cloud Peak Energy, Inc.	(4,317)	(85,002)
Coeur Mining, Inc.	(7,943)	(68,786)
Cogent Communications Group, Inc.	(2,806)	(96,723)
Cohen & Steers, Inc.	(6,958)	(281,869)
Concur Technologies, Inc.	(1,500)	(120,705)
	Shares	Value

Reference Entity – Short

United States (continued)
Conn's, Inc.	(11,622)	$(514,041)
Continental Resources, Inc.	(24,107)	(3,339,302)
Coty, Inc., Class A	(25,620)	(411,201)
Covance, Inc.	(777)	(68,594)
Cray, Inc.	(5,436)	(156,068)
Cree, Inc.	(2,457)	(115,897)
Crocs, Inc.	(62,572)	(946,714)
Cubic Corp.	(1,635)	(77,548)
Cypress Semiconductor Corp.	(6,886)	(65,210)
Darling International, Inc.	(1,781)	(35,638)
Denbury Resources, Inc.	(9,599)	(161,455)
DeVry, Inc.	(49,131)	(2,212,369)
Diamond Foods, Inc.	(1,555)	(47,536)
Diebold, Inc.	(73,367)	(2,759,333)
DISH Network Corp.	(69,607)	(3,957,854)
Dolby Laboratories, Inc., Class A	(6,373)	(253,964)
Dominion Resources, Inc.	(43,083)	(3,125,241)
Douglas Emmett, Inc.	(8,583)	(236,891)
DreamWorks Animation SKG, Inc.	(106,765)	(2,565,563)
Dresser-Rand Group, Inc.	(39,066)	(2,361,149)
Eaton Vance Corp.	(33,894)	(1,222,557)
eHealth, Inc.	(2,875)	(120,434)
Electronic Arts, Inc.	(49,839)	(1,410,444)
Enbridge Energy Management LLC	(5,068)	(148,898)
Equifax, Inc.	(30,914)	(2,189,020)
Equity One, Inc.	(2,185)	(49,228)
Exelon Corp.	(5,050)	(176,901)
Fair Isaac Corp.	(9,252)	(529,214)
Fairchild Semiconductor International, Inc.	(9,234)	(117,549)
Fastenal Co.	(11,583)	(580,077)
Fidelity National Financial, Inc.	(91,394)	(2,941,059)
Financial Engines, Inc.	(814)	(36,019)
Finisar Corp.	(13,365)	(349,495)
First American Financial Corp.	(9,622)	(255,945)
First Solar, Inc.	(1,024)	(69,110)
Flotek Industries, Inc.	(6,180)	(173,102)
Forest City Enterprises, Inc., Class A	(48,627)	(919,537)
Genesee & Wyoming, Inc., Class A	(18,540)	(1,835,645)
Geospace Technologies Corp.	(19,863)	(1,154,636)
GrafTech International Ltd.	(333,562)	(3,739,230)
Granite Construction, Inc.	(43,612)	(1,630,217)
Greenhill & Co., Inc.	(10,684)	(535,803)
Groupon, Inc.	(80,973)	(566,001)
GT Advanced Technologies, Inc.	(112,973)	(1,876,482)
Guidewire Software, Inc.	(18,676)	(705,206)
Gulf Coast Ultra Deep Royalty Trust	(6,997)	(20,571)
Hancock Holding Co.	(5,725)	(193,104)
HD Supply Holdings, Inc.	(8,833)	(227,715)
Heartland Express, Inc.	(1,711)	(37,231)
HeartWare International, Inc.	(1,795)	(152,503)
Hecla Mining Co.	(90,667)	(278,348)
Henry Schein, Inc.	(28,367)	(3,240,362)

blackrock funds	April 30, 2014	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (continued)
Hibbett Sports, Inc.	(1,485)	$(79,967)
Hill-Rom Holdings, Inc.	(99,537)	(3,718,702)
Hittite Microwave Corp.	(954)	(56,629)
Hornbeck Offshore Services, Inc.	(21,727)	(900,150)
Hospira, Inc.	(7,299)	(334,294)
The Howard Hughes Corp.	(338)	(48,253)
Hudson City Bancorp, Inc.	(223,924)	(2,230,283)
Humana, Inc.	(29,768)	(3,267,038)
Iberiabank Corp.	(660)	(41,514)
Integra LifeSciences Holdings Corp.	(48,247)	(2,199,098)
International Business Machines Corp.	(21,965)	(4,315,464)
Intrepid Potash, Inc.	(45,628)	(743,736)
Investors Bancorp, Inc.	(2,280)	(60,944)
Janus Capital Group, Inc.	(19,311)	(234,242)
JC Penney Co., Inc.	(53,371)	(454,721)
Joy Global, Inc.	(264,061)	(15,944,003)
Kate Spade & Co.	(223,609)	(7,774,885)
Key Energy Services, Inc.	(32,806)	(329,372)
Kohl's Corp.	(6,511)	(356,738)
Laboratory Corp. of America Holdings	(12,751)	(1,258,524)
Leidos Holdings, Inc.	(35,413)	(1,318,780)
Life Time Fitness, Inc.	(67,234)	(3,227,232)
LifePoint Hospitals, Inc.	(9,062)	(506,747)
LinkedIn Corp.	(7,323)	(1,123,861)
Louisiana-Pacific Corp.	(53,863)	(882,815)
Marketo, Inc.	(1,299)	(35,255)
Marsh & McLennan Cos., Inc.	(37,512)	(1,849,717)
Mattress Firm Holding Corp.	(7,207)	(325,684)
McDermott International, Inc.	(454,715)	(3,287,589)
The Medicines Co.	(1,908)	(50,753)
The Men's Wearhouse, Inc.	(39,640)	(1,878,143)
Meredith Corp.	(1,497)	(65,973)
MGIC Investment Corp.	(11,191)	(96,243)
MGM Resorts International	(2,037)	(51,393)
Mobile Mini, Inc.	(12,447)	(549,908)
Monro Muffler Brake, Inc.	(57,756)	(3,257,438)
National Fuel Gas Co.	(18,877)	(1,390,102)
National Health Investors, Inc.	(2,798)	(172,609)
Navistar International Corp.	(27,021)	(1,024,907)
Nektar Therapeutics	(15,532)	(182,812)
Netflix, Inc.	(677)	(218,021)
NETGEAR, Inc.	(1,185)	(38,275)
NetSuite, Inc.	(1,327)	(102,590)
The New York Times Co.	(78,743)	(1,266,187)
Nexstar Broadcasting Group, Inc.	(19,784)	(788,392)
Nielsen Holdings NV	(9,019)	(423,442)
Nuance Communications, Inc.	(89,440)	(1,439,090)
Olin Corp.	(30,821)	(866,070)
Oracle Corp.	(20,800)	(850,304)
PacWest Bancorp	(60,195)	(2,369,877)
	Shares	Value

Reference Entity – Short

United States (continued)
Palo Alto Networks, Inc.	(504)	$(32,044)
Pandora Media, Inc.	(93,080)	(2,179,934)
Parkway Properties, Inc.	(10,740)	(202,556)
Peabody Energy Corp.	(47,270)	(898,603)
Pebblebrook Hotel Trust	(3,298)	(113,583)
Pepco Holdings, Inc.	(6,251)	(167,277)
PG&E Corp.	(67,511)	(3,077,151)
Piedmont Office Realty Trust, Inc.	(17,862)	(314,550)
Pinnacle Entertainment, Inc.	(8,217)	(191,210)
Pitney Bowes, Inc.	(298,247)	(7,993,020)
Plantronics, Inc.	(1,771)	(77,162)
Plexus Corp.	(2,572)	(107,818)
Public Service Enterprise Group, Inc.	(41,482)	(1,699,518)
Public Storage	(6,091)	(1,069,031)
PVH Corp.	(59,417)	(7,460,993)
QEP Resources, Inc.	(6,277)	(192,641)
RealPage, Inc.	(28,368)	(503,532)
Realty Income Corp.	(6,694)	(290,854)
Redwood Trust, Inc.	(244,889)	(5,338,580)
Regis Corp.	(2,422)	(31,825)
Restoration Hardware Holdings, Inc.	(739)	(46,106)
RetailMeNot, Inc.	(6,547)	(195,166)
Rockwell Collins, Inc.	(95,453)	(7,411,925)
Rovi Corp.	(11,544)	(257,316)
Select Comfort Corp.	(4,065)	(74,796)
Senior Housing Properties Trust	(3,967)	(93,105)
ServiceNow, Inc.	(41,710)	(2,073,821)
The Sherwin-Williams Co.	(33,578)	(6,710,228)
Shutterstock, Inc.	(989)	(71,712)
Sigma-Aldrich Corp.	(53,312)	(5,129,148)
Sinclair Broadcast Group, Inc.	(3,148)	(84,146)
The Southern Co.	(154,751)	(7,092,238)
Splunk, Inc.	(16,927)	(923,706)
Springleaf Holdings, Inc.	(1,576)	(36,216)
Sprint Corp.	(732,452)	(6,225,842)
Staples, Inc.	(66,060)	(825,750)
Stratasys Ltd.	(21,548)	(2,087,355)
SunEdison, Inc.	(214,439)	(4,123,662)
SYNNEX Corp.	(14,406)	(970,676)
TECO Energy, Inc.	(27,349)	(491,188)
Tempur Sealy International, Inc.	(68,865)	(3,455,646)
Teradata Corp.	(42,551)	(1,934,368)
Texas Instruments, Inc.	(47,885)	(2,176,373)
Textron, Inc.	(1,210)	(49,489)
Tidewater, Inc.	(1,448)	(73,747)
The Timken Co.	(4,371)	(275,723)
Titan International, Inc.	(7,759)	(135,860)
Toll Brothers, Inc.	(16,604)	(568,521)
TreeHouse Foods, Inc.	(42,893)	(3,210,112)
Trex Co., Inc.	(7,540)	(592,041)
Trimble Navigation Ltd.	(6,854)	(263,399)

blackrock funds	April 30, 2014	20

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United States (concluded)
Trulia, Inc.	(69,358)	$(2,358,172)
Tyler Technologies, Inc.	(5,722)	(467,201)
UDR, Inc.	(5,199)	(134,446)
UMB Financial Corp.	(5,961)	(349,970)
Under Armour, Inc., Class A	(5,770)	(282,095)
UnitedHealth Group, Inc.	(419)	(31,442)
USG Corp.	(58,266)	(1,739,823)
UTi Worldwide, Inc.	(8,529)	(83,499)
Valley National Bancorp	(25,682)	(257,334)
Vantiv, Inc., Class A Class A	(7,105)	(218,479)
Varian Medical Systems, Inc.	(2,643)	(210,251)
Veeco Instruments, Inc.	(11,981)	(442,938)
Vera Bradley, Inc.	(16,201)	(458,488)
VeriFone Systems, Inc.	(27,899)	(932,943)
ViaSat, Inc.	(1,957)	(125,659)
Virtus Investment Partners, Inc.	(204)	(37,738)
Vitamin Shoppe, Inc.	(9,283)	(444,470)
Volcano Corp.	(119,025)	(2,090,079)
Vornado Realty Trust	(86,281)	(8,852,431)
Wabash National Corp.	(5,938)	(79,332)
WageWorks, Inc.	(9,538)	(404,125)
Walgreen Co.	(136,281)	(9,253,480)
Waste Management, Inc.	(1,526)	(67,831)
WebMD Health Corp.	(47,770)	(2,106,179)
Westamerica BanCorp.	(12,834)	(652,224)
WEX, Inc.	(1,426)	(136,853)
Weyerhaeuser Co.	(36,439)	(1,087,704)
Wolverine World Wide, Inc.	(121,603)	(3,417,044)
Workday, Inc., Class A	(5,956)	(435,205)
World Wrestling Entertainment, Inc.	(5,876)	(114,582)
Wright Medical Group, Inc.	(26,782)	(732,488)
XPO Logistics, Inc.	(2,771)	(75,205)
Yelp, Inc.	(12,599)	(734,774)
Zillow, Inc., Class A	(29,154)	(3,169,040)
Zynga, Inc., Class A	(217,579)	(881,195)

		(332,585,639)

Total Reference Entity – Short		(344,707,047)

Net Value of Reference Entity – Goldman Sachs & Co.		$17,856,437

blackrock funds	April 30, 2014	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2014, expiration date of 3/17/15:

	Shares	Value

Reference Entity – Long

Australia
Amcor Ltd.	78,115	$749,667
Arrium Ltd.	3,619,535	4,033,811
Beach Energy Ltd.	29,254	46,817
Boral Ltd.	618,831	3,284,242
Caltex Australia Ltd.	6,475	134,410
carsales.com Ltd.	95,044	962,530
JB Hi-Fi Ltd.	147,308	2,647,118
Mount Gibson Iron Ltd.	311,916	213,016
Myer Holdings Ltd.	274,639	568,955
National Australia Bank Ltd.	304,580	10,029,020
Newcrest Mining Ltd.	217,281	2,119,181
Nine Entertainment Co. Holdings Ltd.	67,652	147,417
Primary Health Care Ltd.	398,792	1,743,011
Seven West Media Ltd.	1,029,797	1,789,317

		28,468,512

Belgium
Anheuser-Busch InBev NV	3,663	399,252
bpost SA	10,662	240,147

		639,399

Bermuda
Brookfield Infrastructure Partners LP	5,556	216,552

Canada
Agrium, Inc.	30,783	2,956,550
Aimia, Inc.	43,405	698,963
Air Canada, Class B	66,170	457,615
Atco Ltd. Class I	7,611	371,575
B2Gold Corp.	103,694	298,012
Bankers Petroleum Ltd.	135,258	736,728
Bonavista Energy Corp.	28,858	453,387
Brookfield Asset Management Inc., Class A	3,566	149,694
Canadian Energy Services & Technology Corp.	17,571	518,128
Canadian Natural Resources Ltd.	26,186	1,066,983
Canadian Tire Corp. Ltd., Class A	2,722	267,345
CCL Industries, Inc., Class B	50,817	4,620,612
Constellation Software, Inc.	3,239	717,364
Dominion Diamond Corp.	11,250	141,337
Dundee Real Estate Investment Trust	24,792	653,248
Genworth MI Canada, Inc.	1,906	66,863
Gran Tierra Energy, Inc.	5,004	35,565
Granite Real Estate Investment Trust	5,749	221,452
	Shares	Value

Reference Entity – Long

Canada (concluded)
The Jean Coutu Group PJC, Inc., Class A	434	$8,747
Just Energy Group, Inc.	17,246	137,049
Keyera Corp.	1,475	98,105
Labrador Iron Ore Royalty Corp.	78,844	2,160,198
Linamar Corp.	53,417	2,674,140
Magna International, Inc.	87,716	8,593,535
Methanex Corp.	18,641	1,154,635
Parkland Fuel Corp.	7,200	133,352
Power Corp. of Canada	34,166	961,966
Raging River Exploration, Inc.	46,996	413,769
RioCan Real Estate Investment Trust	15,403	382,668
Sherritt International Corp.	7,124	30,159
Suncor Energy, Inc.	98,686	3,806,801
Superior Plus Corp.	154,637	1,863,742
TORC Oil & Gas Ltd.	140,756	1,718,275
Trinidad Drilling Ltd.	43,137	482,514
Vermilion Energy, Inc.	14,785	983,778
West Fraser Timber Co., Ltd.	41,907	1,873,494
Westjet Airlines Ltd.	117,278	2,633,285

		44,541,633

China
AviChina Industry & Technology Co., Ltd., Class H	8,000	4,282
China Cinda Asset Management Co., Ltd.	2,242,000	1,130,681
China Oilfield Services Ltd., Class H	16,000	38,359
China Petroleum & Chemical Corp. Class H	768,000	681,797
China Railway Construction Corp. Ltd., Class H	98,000	81,325
CSR Corp. Ltd., Class H	265,000	193,950
Guangzhou R&F Properties Co., Ltd., Class H	449,200	588,493
Huaneng Power International, Inc., Class H	50,000	48,944
New China Life Insurance Co., Ltd., Class H	20,700	61,069
Sihuan Pharmaceutical Holdings Group Ltd.	294,000	324,961
Tingyi Cayman Islands Holding Corp.	14,000	38,974
Zhuzhou CSR Times Electric Co., Ltd., Class H	919,000	2,702,481

		5,895,316

Cyprus
Prosafe SE	22,263	196,225

blackrock funds	April 30, 2014	22

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Denmark
D/S Norden A/S	49,896	$1,995,708
NKT Holding A/S	1,186	74,826
Pandora A/S	88,190	5,944,935
Tryg A/S	6,999	664,720
Vestas Wind Systems A/S	51,193	2,273,536

		10,953,725

Finland
Kesko OYJ, Class B	26,160	1,070,798
Orion OYJ, Class B	9,135	278,825

		1,349,623

France
CGG	41,634	720,343
Cie Generale des Etablissements Michelin	2,631	322,642
Metropole Television SA	18,299	391,977
Technicolor SA, Registered Shares	32,641	244,046
Technip SA	38,993	4,388,997
Thales SA	6,243	397,524
Valeo SA	18,616	2,556,520

		9,022,049

Germany
Deutsche Lufthansa AG, Registered Shares	67,654	1,698,983
Deutz AG	3,764	31,475
Duerr AG	21,672	1,714,813
Freenet AG	127,184	4,404,777
Fresenius Medical Care AG & Co. KGaA	19,828	1,366,101
KUKA AG	12,597	645,831
Merck KGaA	2,062	348,568
Morphosys AG	15,076	1,293,130
Nordex SE	114,508	1,833,353
ProSiebenSat.1 Media AG, Registered Shares	159,597	6,985,214
Telefonica Deutschland Holding AG	347,032	2,887,112
TUI AG	201,480	3,354,878
United Internet AG, Registered Shares	90,282	3,878,437

		30,442,672

Hong Kong
China Overseas Land & Investment Ltd.	8,000	19,693
China Resources Land Ltd.	56,000	115,577
China Resources Power Holdings Co., Ltd.	52,000	130,695
Jardine Strategic Holdings Ltd.	2,500	89,442
Kerry Properties Ltd.	432,500	1,424,226
Li & Fung Ltd.	314,000	457,051
MGM China Holdings Ltd.	54,400	190,084
	Shares	Value

Reference Entity – Long

Hong Kong (concluded)
PCCW Ltd.	81,000	$43,253
Power Assets Holdings Ltd.	14,500	125,343
Sands China Ltd.	704,000	5,168,599
Shimao Property Holdings Ltd.	711,000	1,409,850
SJM Holdings Ltd.	340,000	945,857
Sun Art Retail Group Ltd.	107,000	139,392
Truly International Holdings	356,000	240,637
Wheelock & Co., Ltd.	12,000	49,531
Wynn Macau Ltd.	292,000	1,155,610
Xinyi Glass Holdings Ltd.	466,000	368,289

		12,073,129

Ireland
DCC PLC	57,287	2,933,618
Dragon Oil PLC	15,203	161,719
James Hardie Industries SE	43,310	556,022
Kentz Corp. Ltd.	47,994	585,059

		4,236,418

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	67,644	122,586
Gazit-Globe Ltd.	1,996	25,651
Paz Oil Co., Ltd.	106	16,562
Teva Pharmaceutical Industries Ltd.	927	45,442

		210,241

Italy
Azimut Holding SpA	909	28,377
Banca Generali SpA	7,708	242,627
Brembo SpA	5,874	217,178
Exor SpA	4,110	187,852
Fiat SpA	185,696	2,241,858
Mediobanca SpA	18,949	210,316
Moncler SpA	60,058	1,057,544
Pirelli & C SpA	2,985	50,256
Recordati SpA	2,206	38,562
Salvatore Ferragamo SpA	2,233	70,773
Unipol Gruppo Finanziario SpA	130,237	943,426

		5,288,769

Japan
Adastria Holdings Co., Ltd.	3,700	80,520
Ai Holdings Corp.	2,300	36,693
Air Water, Inc.	8,000	112,251
Amada Co., Ltd.	146,000	1,055,901
Aozora Bank Ltd.	11,000	32,723
Asahi Group Holdings Ltd.	23,200	641,080
Autobacs Seven Co., Ltd.	107,400	1,661,599
Calsonic Kansei Corp.	255,000	1,256,165

blackrock funds	April 30, 2014	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Japan (continued)
Citizen Holdings Co., Ltd.	137,800	$1,011,991
COLOPL, Inc.	62,100	1,604,007
Credit Saison Co., Ltd.	112,400	2,394,482
Daikin Industries Ltd.	18,400	1,064,332
Daikyo, Inc.	17,000	33,144
Dainippon Screen Manufacturing Co., Ltd.	17,000	74,148
Daito Trust Construction Co., Ltd.	5,500	559,684
Daiwa House Industry Co., Ltd.	26,000	439,289
DIC Corp.	46,000	122,076
Disco Corp.	10,900	662,388
DMG Mori Seiki Co., Ltd.	6,000	74,850
Ebara Corp.	48,000	285,512
Enplas Corp.	1,400	80,441
Exedy Corp.	1,400	37,457
F@N Communications, Inc.	11,000	185,065
FamilyMart Co., Ltd.	800	33,220
Fuji Oil Co., Ltd/Osaka	7,100	95,927
Fujitsu General Ltd.	122,000	1,407,870
Fukuoka Financial Group, Inc.	8,000	32,631
GMO internet, Inc.	40,500	357,804
Hakuhodo DY Holdings, Inc.	10,500	81,450
Hankyu Hanshin Holdings, Inc.	67,000	367,198
Haseko Corp.	139,600	884,050
Hikari Tsushin, Inc.	800	67,296
Hino Motors Ltd.	34,400	453,190
Hirose Electric Co., Ltd.	3,800	536,385
Hitachi Kokusai Electric, Inc.	32,000	365,811
Horiba Ltd.	61,600	2,129,287
Hulic Co., Ltd.	5,100	61,309
Ichigo Group Holdings Co Ltd.	227,200	673,712
ITOCHU Corp.	58,000	650,168
J Trust Co., Ltd.	46,600	502,380
Japan Aviation Electronics Industry Ltd.	3,000	51,066
Japan Retail Fund Investment Corp.	18	36,204
The Japan Steel Works Ltd.	18,000	76,052
JGC Corp.	2,000	64,763
Kanamoto Co., Ltd.	21,900	687,962
KDDI Corp.	97,100	5,178,503
Keihin Corp.	12,600	182,856
Kenedix, Inc.	78,000	269,614
Keyence Corp.	2,700	1,041,556
Kikkoman Corp.	21,000	426,684
Konica Minolta Holdings, Inc.	3,600	33,417
KYB Co., Ltd.	8,000	32,588
Lawson, Inc.	6,000	416,709
Lintec Corp.	7,600	141,316
M3, Inc.	18,000	246,934
Maeda Road Construction Co., Ltd.	25,000	387,639
Mazda Motor Corp.	425,000	1,900,278
Mitsubishi Corp.	29,500	528,265
Mitsubishi Electric Corp.	38,000	432,700
	Shares	Value

Reference Entity – Long

Japan (concluded)
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,800	$151,962
Mitsui Mining & Smelting Co., Ltd.	189,000	468,653
Nexon Co., Ltd.	57,100	444,733
NHK Spring Co., Ltd.	6,600	59,522
Nihon M&A Center, Inc.	1,800	42,083
Nikkiso Co., Ltd.	114,900	1,287,816
Nikon Corp.	3,000	47,039
Nippo Corp.	88,000	1,344,596
Nippon Meat Packers, Inc.	81,000	1,403,841
Nippon Soda Co., Ltd.	41,000	227,794
Nippon Telegraph & Telephone Corp.	99,700	5,532,627
Nishimatsu Construction Co., Ltd.	9,000	32,385
Nissan Motor Co., Ltd.	165,000	1,423,718
Nisshin Steel Holdings Co., Ltd.	14,800	152,002
Nomura Real Estate Holdings, Inc.	244,100	4,560,824
NTT Data Corp.	34,300	1,325,200
Obic Co., Ltd.	8,400	252,056
Omron Corp.	4,200	148,740
ORIX Corp.	147,500	2,137,252
OSG Corp.	52,600	847,825
Otsuka Holdings Co., Ltd.	109,600	3,157,332
Resorttrust, Inc.	22,300	349,884
Sawai Pharmaceutical Co., Ltd.	3,800	235,176
Secom Co., Ltd.	54,600	3,134,755
Senshu Ikeda Holdings, Inc.	87,500	401,754
Shimano, Inc.	1,400	139,946
Shionogi & Co., Ltd.	44,300	776,509
Showa Shell Sekiyu KK	214,100	2,171,919
Sumitomo Electric Industries Ltd.	10,600	146,716
Sumitomo Heavy Industries Ltd.	284,000	1,208,391
Sumitomo Mitsui Trust Holdings, Inc.	150,000	618,105
Sumitomo Rubber Industries Ltd.	21,500	298,804
Tadano Ltd.	153,000	2,163,389
TDK Corp.	12,400	528,754
Tohoku Electric Power Co., Inc.	13,000	123,718
Tokyo Dome Corp.	85,000	380,659
Tokyu Fudosan Holdings Corp.	4,600	33,386
Toyo Tire & Rubber Co., Ltd.	67,000	499,609
Toyota Industries Corp.	2,100	96,806
Trend Micro, Inc.	96,900	3,134,425
TS Tech Co., Ltd.	37,400	997,451
UACJ Corp.	12,000	47,467
UNY Group Holdings Co., Ltd.	39,600	255,561
Yamaha Motor Co., Ltd.	3,300	50,941
Zenkoku Hosho Co., Ltd.	1,900	42,556

		77,225,273

Luxembourg
L'Occitane International SA	33,500	82,361

blackrock funds	April 30, 2014	24

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Long

Netherlands
CNH Industrial NV	3,180	$37,146

Norway
BW LPG Ltd.	14,718	188,602
DnB NOR ASA	149,108	2,643,017
DNO International ASA	558,655	1,940,202
Fred Olsen Energy ASA	8,760	279,434
Gjensidige Forsikring ASA	25,478	469,759
Opera Software ASA	176,208	2,277,666
Petroleum Geo-Services ASA	62,323	752,469
Storebrand ASA	396,439	2,225,356
Subsea 7 SA	213,933	4,283,849
Telenor ASA	573,876	13,484,368
Yara International ASA	28,504	1,347,425

		29,892,147

Portugal
CTT-Correios de Portugal SA	61,296	674,465
Galp Energia SGPS SA	5,163	89,485
Sonae	51,204	96,328

		860,278

Singapore
CapitaMall Trust	405,000	645,585
DBS Group Holdings Ltd.	9,000	121,924
Ezion Holdings Ltd.	150,000	272,678
Global Logistic Properties Ltd.	347,000	790,844
Golden Agri-Resources Ltd.	8,877,000	4,330,506
IGG, Inc.	249,000	173,432
Keppel Corp. Ltd.	344,000	2,894,426
Noble Group Ltd.	1,170,000	1,204,725
SembCorp Industries Ltd.	104,000	446,486
Singapore Post Ltd.	1,315,000	1,485,640
Singapore Technologies Engineering Ltd.	48,000	146,609
Venture Corp. Ltd.	99,000	606,390

		13,119,245

Spain
Amadeus IT Holding SA, Class A	26,564	1,104,810
Gamesa Corp. Tecnologica SA	218,547	2,172,319

		3,277,129

Sweden
Castellum AB	18,026	307,392
Getinge AB, Class B	8,398	246,135
Intrum Justitia AB	95,725	2,775,198
NCC AB, -B Shares	14,876	521,188
Saab AB	1,341	41,206
Skandinaviska Enskilda Banken AB, Class A	71,985	994,323
Skanska AB, Class B	39,373	903,976
	Shares	Value

Reference Entity – Long

Sweden (concluded)
Swedbank AB, Class A	52,490	$1,404,733
Telefonaktiebolaget LM Ericsson, Class B	221,004	2,664,967
Trelleborg AB, B Shares	30,848	660,040

		10,519,158

Switzerland
Baloise Holding AG, Registered Shares	2,977	362,520
Coca-Cola HBC AG	1,564	39,636
Georg Fischer AG, Registered Shares	323	256,238
Sika AG	106	428,897
Swiss Life Holding AG, Registered Shares	531	130,825
Temenos Group AG	2,806	100,609

		1,318,725

United Kingdom
Afren PLC	737,384	1,958,653
Bellway PLC	1,468	35,750
Britvic PLC	218,214	2,672,584
Close Brothers Group PLC	9,138	215,851
CSR PLC	8,479	82,245
Hikma Pharmaceuticals PLC	1,875	49,203
Home Retail Group PLC	71,969	248,675
Howden Joinery Group PLC	7,477	41,165
Jazztel PLC	86,506	1,328,559
Pace PLC	18,387	113,300
Rightmove PLC	113,503	4,624,032
Rolls-Royce Holdings PLC	405	54
SIG PLC	94,737	307,033
Telecity Group PLC	29,704	360,262
Thomas Cook Group PLC	569,151	1,682,466
Tui Travel PLC	545,294	3,944,245

		17,664,077

Total Reference Entity – Long		307,529,802

Reference Entity – Short

Australia
Adelaide Brighton Ltd.	(70,613)	(257,386)
Alumina Ltd.	(2,006,154)	(2,520,020)
AMP Ltd.	(117,548)	(553,200)
Aurizon Holdings Ltd.	(28,155)	(135,939)
Bank of Queensland Ltd.	(53,783)	(614,876)
Bendigo and Adelaide Bank Ltd.	(54,841)	(587,765)
BHP Billiton Ltd.	(103,036)	(3,628,577)
BlueScope Steel Ltd.	(25,081)	(151,634)
Cochlear Ltd.	(48,098)	(2,629,183)
Commonwealth Bank of Australia	(22,756)	(1,673,952)
Computershare Ltd.	(45,657)	(526,275)

blackrock funds	April 30, 2014	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Australia (concluded)
Fairfax Media Ltd.	(179,193)	$(163,724)
Fortescue Metals Group Ltd.	(26,467)	(125,187)
G8 Education Ltd.	(736,557)	(3,212,444)
Goodman Fielder Ltd.	(271,389)	(170,181)
Harvey Norman Holdings Ltd.	(1,301,436)	(3,982,977)
Iluka Resources Ltd.	(469,314)	(3,898,968)
Leighton Holdings Ltd.	(12,556)	(223,273)
M2 Group Ltd.	(145,553)	(764,804)
Magellan Financial Group Ltd.	(27,598)	(322,521)
Metcash Ltd.	(1,165,145)	(3,009,128)
Orora Ltd.	(258,174)	(334,760)
OZ Minerals Ltd.	(157,729)	(542,832)
Paladin Energy Ltd.	(569,880)	(231,771)
Qantas Airways Ltd.	(235,021)	(267,344)
REA Group Ltd.	(753)	(32,840)
Regis Resources Ltd.	(141,646)	(321,223)
Seek Ltd.	(196,182)	(3,072,565)
Shopping Centres Australasia Property Group	(103,153)	(166,586)
Ten Network Holdings Ltd.	(710,162)	(178,885)
Treasury Wine Estates Ltd.	(613,986)	(2,186,608)
UGL Ltd.	(529,525)	(3,330,195)
Woodside Petroleum Ltd.	(33,518)	(1,274,057)

		(41,091,680)

Austria
Andritz AG	(109,255)	(6,786,824)
BUWOG AG	(16,251)	(298,394)
Erste Group Bank AG	(97,815)	(3,288,965)
IMMOFINANZ AG	(325,029)	(1,204,882)
Raiffeisen Bank International AG	(152,563)	(4,822,600)
Verbund AG	(22,028)	(427,083)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(24,432)	(1,306,675)

		(18,135,423)

Belgium
Belgacom SA	(92,012)	(2,816,260)
KBC Groep NV	(40,614)	(2,478,382)
UCB SA	(15,568)	(1,276,990)

		(6,571,632)

Canada
Alamos Gold, Inc.	(10,121)	(94,649)
Barrick Gold Corp.	(216,151)	(3,772,609)
CGI Group, Inc., Class A Class A	(91,237)	(3,289,710)
Davis + Henderson Corp.	(36,823)	(1,066,340)
Empire Co., Ltd.	(28,419)	(1,797,627)
Norbord, Inc.	(9,914)	(242,864)
SEMAFO, Inc.	(25,782)	(96,443)
SNC-Lavalin Group, Inc.	(148,831)	(6,751,405)

	Shares	Value

Reference Entity – Short

Canada (concluded)
Teck Resources Ltd.	(73,767)	$(1,681,219)
TransAlta Corp.	(47,536)	(580,728)
Trican Well Service Ltd.	(92,807)	(1,329,383)
Westshore Terminals Investment Corp.	(5,511)	(179,099)

		(20,882,076)

China
Beijing Jingneng Clean Energy Co., Ltd.	(166,000)	(71,555)
Biostime International Holdings Ltd.	(100,000)	(665,846)
China Coal Energy Co., Ltd.	(1,373,000)	(743,929)
China Longyuan Power Group Corp., Class H	(1,836,000)	(1,891,076)
China Minsheng Banking Corp. Ltd.	(496,000)	(500,420)
China Shipping Development Co., Ltd., Class H	(274,000)	(150,552)
ENN Energy Holdings Ltd.	(6,000)	(41,966)
Huadian Fuxin Energy Corp., Ltd.	(152,000)	(71,076)
Huaneng Renewables Corp., Ltd.	(740,000)	(230,041)
Lenovo Group Ltd.	(1,102,000)	(1,255,789)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(88,000)	(89,161)
Shenzhou International Group Holdings Ltd.	(10,000)	(34,502)
SOHO China Ltd.	(76,500)	(60,954)
Uni-President China Holdings Ltd.	(1,585,000)	(1,312,863)
Yanzhou Coal Mining Co., Ltd.	(334,000)	(250,643)
Zoomlion Heavy Industry Science and Technology Co., Ltd.	(262,800)	(175,793)

		(7,546,166)

Denmark
FLSmidth & Co. A/S	(31,679)	(1,696,017)

Finland
Cargotec OYJ	(43,795)	(1,957,752)
Metso OYJ	(1,863)	(74,986)
Nokian Renkaat OYJ	(19,610)	(780,358)

		(2,813,096)

France
Alcatel-Lucent	(1,414,992)	(5,611,464)
Cap Gemini SA	(1,658)	(117,144)
Carrefour SA	(106,357)	(4,145,907)
Casino Guichard Perrachon SA	(34,120)	(4,347,680)
Edenred	(74,664)	(2,523,554)
Eramet	(1,512)	(197,224)
Kering	(275)	(60,822)
LVMH Moet Hennessy Louis Vuitton SA	(25,130)	(4,950,465)
Neopost SA	(6,890)	(565,759)
Pernod Ricard SA	(24,465)	(2,936,006)

blackrock funds	April 30, 2014	26

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

France (concluded)
Peugeot SA	(3,354)	$(6,417)
Peugeot SA	(3,354)	(59,342)
Publicis Groupe SA	(4,430)	(378,983)
Remy Cointreau SA	(68,701)	(6,041,846)
Sanofi	(5,821)	(628,201)
Sodexo	(3,377)	(364,091)
Teleperformance	(2,428)	(139,251)
Veolia Environnement SA	(9,920)	(185,066)

		(33,259,222)

Germany
adidas AG	(383)	(40,877)
Aixtron SE	(65,398)	(1,041,248)
Drillisch AG	(18,542)	(692,325)
ElringKlinger AG	(7,187)	(290,161)
LANXESS AG	(10,789)	(821,598)
Leoni AG	(4,447)	(331,477)
MAN SE	(24,800)	(3,180,122)
MTU Aero Engines AG	(30,983)	(2,921,278)
Puma SE	(2,832)	(836,637)
Salzgitter AG	(1,757)	(74,630)
SAP AG	(30,233)	(2,443,643)
SGL Carbon SE	(1,577)	(52,516)
Wacker Chemie AG	(550)	(64,653)

		(12,791,165)

Hong Kong
China Everbright International Ltd.	(721,000)	(904,539)
China Mobile Ltd.	(111,500)	(1,061,310)
Esprit Holdings Ltd.	(348,400)	(580,057)
GCL-Poly Energy Holdings Ltd.	(2,979,000)	(894,804)
Jardine Matheson Holdings Ltd.	(24,800)	(1,548,348)
Kunlun Energy Co., Ltd.	(456,000)	(712,515)
Melco International Development Ltd.	(411,000)	(1,264,865)
Nine Dragons Paper Holdings Ltd.	(58,000)	(38,239)
Skyworth Digital Holdings Ltd.	(76,000)	(36,459)

		(7,041,136)

Ireland
CRH PLC	(351,985)	(10,261,356)
Experian PLC	(32,160)	(618,340)

		(10,879,696)

Italy
Buzzi Unicem SpA	(10,404)	(184,570)
Enel Green Power SpA	(13,639)	(39,035)
Saipem SpA	(126,703)	(3,398,544)
Yoox SpA	(4,337)	(155,740)

		(3,777,889)

	Shares	Value

Reference Entity – Short

Japan
Acom Co., Ltd.	(175,800)	$(599,156)
Advantest Corp.	(8,000)	(88,190)
Aeon Co., Ltd.	(12,600)	(145,525)
Ajinomoto Co. Inc.	(7,000)	(103,025)
ANA Holdings, Inc.	(251,000)	(548,122)
Anritsu Corp.	(10,200)	(114,226)
Asahi Glass Co., Ltd.	(18,000)	(102,049)
ASKUL Corp.	(25,800)	(643,813)
Chugai Pharmaceutical Co., Ltd.	(46,900)	(1,183,703)
Coca-Cola East Japan Co., Ltd.	(26,800)	(603,979)
Dai Nippon Printing Co., Ltd.	(39,000)	(351,287)
Daido Steel Co., Ltd.	(62,000)	(303,142)
Daiichi Sankyo Co., Ltd.	(47,000)	(788,392)
Dainippon Sumitomo Pharma Co., Ltd.	(15,900)	(241,137)
Daiwa Securities Group, Inc.	(82,000)	(614,872)
Dentsu, Inc.	(1,400)	(57,515)
Ezaki Glico Co., Ltd.	(20,000)	(263,407)
Fuji Media Holdings, Inc.	(16,700)	(281,354)
Fujitsu Ltd.	(391,000)	(2,299,169)
Fukuyama Transporting Co., Ltd.	(6,000)	(35,113)
HIS Co., Ltd.	(12,200)	(338,343)
Hitachi Construction Machinery Co., Ltd.	(6,800)	(126,185)
Hokkaido Electric Power Co., Inc.	(148,100)	(906,000)
Hokuriku Electric Power Co.	(66,600)	(827,091)
IHI Corp.	(143,000)	(570,175)
Isetan Mitsukoshi Holdings Ltd.	(21,000)	(261,325)
Itochu Techno-Solutions Corp.	(6,200)	(259,092)
Iwatani Corp.	(14,000)	(82,156)
Japan Exchange Group, Inc.	(35,600)	(704,378)
Japan Real Estate Investment Corp.	(59)	(312,791)
JSR Corp.	(31,200)	(511,269)
Kagome Co., Ltd.	(65,500)	(1,108,415)
Kajima Corp.	(45,000)	(171,338)
The Kansai Electric Power Co., Inc.	(7,800)	(65,404)
Komeri Co., Ltd.	(4,400)	(119,144)
Konami Corp.	(46,300)	(1,055,849)
Kurita Water Industries Ltd.	(2,700)	(56,862)
Kyushu Electric Power Co., Inc.	(196,100)	(1,978,565)
Lion Corp.	(30,000)	(164,346)
Mitsubishi Gas Chemical Co., Inc.	(13,000)	(75,055)
Mitsubishi Materials Corp.	(43,000)	(124,723)
Mitsubishi Tanabe Pharma Corp.	(61,300)	(840,563)
Mitsui Chemicals, Inc.	(344,000)	(838,251)
NEC Corp.	(1,378,000)	(3,876,308)
Nintendo Co., Ltd.	(61,500)	(6,455,063)
Nippon Building Fund, Inc.	(47)	(260,590)
Nippon Electric Glass Co., Ltd.	(21,000)	(102,730)
Nippon Express Co., Ltd.	(196,000)	(926,554)
Nissan Shatai Co., Ltd.	(4,000)	(60,938)
Nisshin Seifun Group, Inc.	(83,900)	(976,141)
NKSJ Holdings, Inc.	(14,000)	(349,284)

blackrock funds	April 30, 2014	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

Japan (concluded)
NTT DOCOMO, Inc.	(521,600)	$(8,319,803)
Okasan Securities Group, Inc.	(8,000)	(55,854)
Onward Holdings Co., Ltd.	(5,000)	(33,630)
Oracle Corp. Japan	(8,100)	(373,293)
PanaHome Corp.	(10,000)	(66,494)
Rakuten, Inc.	(92,100)	(1,195,054)
Renesas Electronics Corp.	(2,000)	(14,605)
Sankyo Co., Ltd.	(7,700)	(307,931)
Seiko Epson Corp.	(176,400)	(4,813,955)
Shimizu Corp.	(6,000)	(34,012)
Shinsei Bank Ltd.	(71,000)	(138,423)
Shochiku Co., Ltd.	(6,000)	(49,654)
Sugi Holdings Co., Ltd.	(49,600)	(2,230,982)
Toho Co., Ltd.	(31,000)	(596,819)
Toho Gas Co., Ltd.	(146,000)	(716,357)
Tokai Rubber Industries, Ltd.	(12,100)	(125,160)
Tokyotokeiba Co., Ltd.	(90,000)	(238,916)
Toray Industries, Inc.	(20,000)	(130,535)
Toyobo Co., Ltd.	(54,000)	(87,202)
Unipres Corp.	(1,700)	(32,846)
Yakult Honsha Co., Ltd.	(2,500)	(135,125)
Yaskawa Electric Corp.	(66,500)	(749,831)

		(54,318,585)

Luxembourg
ArcelorMittal	(7,051)	(114,658)
Regus PLC	(108,870)	(384,983)
SES SA	(117,501)	(4,425,040)

		(4,924,681)

Mexico
Fresnillo PLC	(26,595)	(383,499)

Netherlands
Corbion NV	(34,269)	(794,789)
Delta Lloyd NV	(31,511)	(829,305)
Fugro NV	(127,998)	(8,481,740)
Gemalto NV	(24,345)	(2,721,904)
ING Groep NV	(40,910)	(584,803)
Koninklijke Ahold NV	(1)	(19)
Koninklijke Boskalis Westminster NV	(20,453)	(1,159,208)
Koninklijke Vopak NV	(31,213)	(1,556,315)
OCI	(11,671)	(499,111)
Randstad Holding NV	(8,010)	(468,102)
USG People NV	(10,114)	(174,987)

		(17,270,283)

Norway
Schibsted ASA	(4,000)	(230,162)

Singapore
Cosco Corp. Singapore Ltd.	(97,000)	(55,862)
	Shares	Value

Reference Entity – Short

Singapore (concluded)
Jardine Cycle & Carriage Ltd.	(53,000)	$(1,987,284)

		(2,043,146)

South Africa
Lonmin PLC	(171,611)	(823,348)

Spain
Abengoa SA, -B Shares	(115,624)	(514,787)
Acciona SA	(809)	(65,809)
Banco Bilbao Vizcaya Argentaria SA	(3,427)	(42,213)
Indra Sistemas SA	(12,558)	(235,864)
Let's GOWEX SA	(1,622)	(46,086)
Obrascon Huarte Lain SA	(7,519)	(348,588)

		(1,253,347)

Sweden
Elekta AB, -B Shares	(282,514)	(3,942,676)

Switzerland
Banque Cantonale Vaudoise	(1,262)	(749,106)
DKSH Holding AG	(2,506)	(206,809)
Dufry AG	(16,229)	(2,685,845)
Galenica AG	(929)	(945,981)
Kuehne + Nagel International AG	(27,241)	(3,724,956)
Logitech International SA	(23,417)	(317,597)
Meyer Burger Technology AG	(190,992)	(2,361,349)
Nestle SA	(3,588)	(277,296)
Nobel Biocare Holding AG	(4,937)	(68,867)
Panalpina Welttransport Holding AG	(2,827)	(443,938)
Transocean Ltd.	(198,742)	(8,490,034)
Wolseley PLC	(4,864)	(281,841)

		(20,553,619)

United Kingdom
Aggreko PLC	(94,248)	(2,515,415)
Anglo American PLC	(47,236)	(1,262,764)
ASOS PLC	(14,661)	(1,062,442)
Associated British Foods PLC	(97,406)	(4,890,798)
BAE Systems PLC	(424,290)	(2,870,521)
Capital & Counties Properties PLC	(47,735)	(269,268)
Compass Group PLC	(52,610)	(838,022)
Croda International PLC	(10,723)	(467,035)
Diageo PLC	(183,599)	(5,625,436)
DS Smith PLC	(14,991)	(79,888)
Fenner PLC	(40,692)	(284,702)
G4S PLC	(606,644)	(2,422,009)
Hargreaves Lansdown PLC	(12,345)	(244,378)
Hunting PLC	(18,859)	(269,993)
ICAP PLC	(7,373)	(51,647)
Inchcape PLC	(37,778)	(410,390)
International Consolidated Airlines Group SA	(306,587)	(2,096,756)

blackrock funds	April 30, 2014	28

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity – Short

United Kingdom (concluded)
Intertek Group PLC	(9,060)	$(446,287)
Melrose Industries PLC	(7,755)	(37,449)
Michael Page International PLC	(45,927)	(364,791)
Monitise PLC	(2,706,790)	(3,062,612)
Ocado Group PLC	(1,006,432)	(5,728,967)
Pearson PLC	(189,243)	(3,548,678)
Randgold Resources Ltd.	(4,061)	(326,435)
Rentokil Initial PLC	(23,041)	(46,426)
Royal Mail PLC	(19,571)	(175,349)
RSA Insurance Group PLC	(34,634)	(57,394)
Spectris PLC	(6,059)	(227,980)
Sports Direct International PLC	(80,946)	(1,073,316)
SuperGroup PLC	(3,968)	(89,198)
Tesco PLC	(1,022,488)	(5,065,329)
The Weir Group PLC	(43,804)	(1,992,515)
WPP PLC	(36,926)	(796,183)

		(48,700,373)

Total Reference Entity – Short		(320,928,917)

Net Value of Reference Entity – UBS AG		$(13,399,115)

blackrock funds	April 30, 2014	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Peferred Securities	—	—	$472,395	$472,395
Short-Term Securities:	$1,218,955,862	—	—	1,218,955,862

Total	$1,218,955,862	—	$472,395	$1,219,428,257

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$1,333,777	—	$1,333,777
Financial futures contracts	$1,293,370	—	—	1,293,370

Total	$1,293,370	$1,333,777	—	$2,627,147

[1]	Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

blackrock funds	April 30, 2014	30

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$3,313,000	—	—	$3,313,000
Cash pledged as collateral for over-the-counter swaps	—	$1,620,689	—	1,620,689

Total	$3,313,000	$1,620,689	—	$4,933,689

blackrock funds	April 30, 2014	31

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 23, 2014